UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 03006

John Hancock Bond Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following semiannual reports to shareholders for the period ended November 30, 2022:

John Hancock ESG Core Bond Fund

John Hancock Government Income Fund

John Hancock High Yield Fund

John Hancock Investment Grade Bond

John Hancock Short Duration Bond Fund

Semiannual report
John Hancock
ESG Core Bond Fund
Fixed income
November 30, 2022

A message to shareholders
Dear shareholder,
U.S. bonds declined during the six months ended November 30, 2022, as bond yields rose to their highest levels in more than a decade. The catalyst was surging inflation, driven largely by rising food and energy prices. The U.S. Federal Reserve continued its inflation-fighting campaign by raising short-term interest rates four times during the period, boosting the federal funds rate target to its highest level since January 2008.
In this environment, bond yields moved broadly higher, with the 10-year U.S. Treasury bond yield cresting above 4% for the first time since 2008. In terms of sector performance, residential mortgage-backed securities and investment-grade corporate bonds declined the most, while high-yield corporate bonds and asset-backed securities held up the best.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG Core Bond Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
13	Financial statements
16	Financial highlights
19	Notes to financial statements
26	Shareholder meeting
27	Evaluation of advisory and subadvisory agreements by the Board of Trustees
34	More information
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks total return consisting of income and capital appreciation consistent with preservation of capital and maintenance of liquidity.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2022 (%)

The Bloomberg U.S. Intermediate Government/Credit Index tracks the performance of intermediate-term U.S. government bonds, U.S. corporate bonds, and Yankee bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2022 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-22 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2022	Ending value on 11-30-2022	Expenses paid during period ended 11-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$974.90	$4.06	0.82%
	Hypothetical example	1,000.00	1,021.00	4.15	0.82%
Class I	Actual expenses/actual returns	1,000.00	976.10	2.82	0.57%
	Hypothetical example	1,000.00	1,022.20	2.89	0.57%
Class R6	Actual expenses/actual returns	1,000.00	977.70	2.28	0.46%
	Hypothetical example	1,000.00	1,022.80	2.33	0.46%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

Fund’s investments
AS OF 11-30-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 40.3%				$26,756,654
(Cost $27,882,223)
U.S. Government 37.9%				25,187,134
U.S. Treasury
Note	0.250	05-15-24	1,805,000	1,695,219
Note	0.375	11-30-25	2,260,000	2,025,790
Note	0.500	05-31-27	3,675,000	3,166,386
Note	0.625	12-31-27	1,720,000	1,466,770
Note	0.875	11-15-30	1,625,000	1,320,376
Note	1.500	09-30-24	915,000	867,999
Note	1.625	02-15-26	800,000	741,563
Note	1.625	09-30-26	2,265,000	2,079,465
Note	1.750	11-15-29	1,945,000	1,723,224
Note	1.875	02-15-32	1,725,000	1,485,387
Note	2.000	02-15-25	3,770,000	3,588,423
Note	2.250	11-15-24	3,320,000	3,188,367
Note	2.250	02-15-27	1,350,000	1,262,777
Note	2.875	08-15-28	605,000	575,388
U.S. Government Agency 2.4%				1,569,520
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	3.500	03-01-48	200,732	187,740
Federal National Mortgage Association
30 Yr Pass Thru	3.000	05-01-48	183,415	168,207
30 Yr Pass Thru	3.500	02-01-45	95,580	89,668
30 Yr Pass Thru	3.500	09-01-46	221,785	208,747
30 Yr Pass Thru	3.500	07-01-47	123,058	114,978
30 Yr Pass Thru	4.000	07-01-44	78,097	75,486
30 Yr Pass Thru	4.000	10-01-47	164,618	160,238
30 Yr Pass Thru	4.000	07-01-56	73,676	70,611
30 Yr Pass Thru	4.000	07-01-56	64,649	61,960
30 Yr Pass Thru	4.500	01-01-46	132,572	132,220
30 Yr Pass Thru	4.500	03-01-47	78,413	77,936
30 Yr Pass Thru	4.500	08-01-56	67,462	67,072

30 Yr Pass Thru	5.000	11-01-39	152,162	154,657
Corporate bonds 41.2%				$27,355,290
(Cost $29,972,470)
Communication services 2.7%				1,767,018
Diversified telecommunication services 1.5%
AT&T, Inc.	4.300	02-15-30	445,000	422,793
Verizon Communications, Inc.	1.500	09-18-30	217,000	169,717
Verizon Communications, Inc.	4.329	09-21-28	385,000	374,289
6	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment 0.4%
The Walt Disney Company	2.000	09-01-29	315,000	$266,673
Media 0.8%
Comcast Corp.	3.150	03-01-26	295,000	282,269
Comcast Corp.	3.400	04-01-30	275,000	251,277
Consumer discretionary 1.5%				994,456
Automobiles 0.5%
American Honda Finance Corp.	1.200	07-08-25	395,000	360,736
Specialty retail 1.0%
Lowe’s Companies, Inc.	4.400	09-08-25	335,000	332,620
The Home Depot, Inc.	2.950	06-15-29	330,000	301,100
Consumer staples 1.7%				1,135,447
Beverages 0.9%
Anheuser-Busch InBev Worldwide, Inc.	4.750	01-23-29	325,000	324,801
Keurig Dr. Pepper, Inc.	2.250	03-15-31	312,000	251,753
Food products 0.5%
General Mills, Inc.	4.200	04-17-28	373,000	366,467
Household products 0.3%
The Clorox Company	3.900	05-15-28	200,000	192,426
Energy 3.3%				2,198,529
Oil, gas and consumable fuels 3.3%
Enbridge, Inc.	4.250	12-01-26	285,000	276,328
Equinor ASA	3.125	04-06-30	370,000	335,953
Phillips 66	3.850	04-09-25	470,000	459,599
Shell International Finance BV	2.375	11-07-29	395,000	346,306
The Williams Companies, Inc.	3.500	11-15-30	430,000	380,514
TotalEnergies Capital International SA	3.455	02-19-29	425,000	399,829
Financials 18.4%				12,221,251
Banks 12.6%
African Development Bank	0.750	04-03-23	300,000	296,241
Bank of America Corp. (0.976% to 4-22-24, then SOFR + 0.690%)	0.976	04-22-25	325,000	303,586
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%)	1.898	07-23-31	565,000	440,505
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%)	3.419	12-20-28	200,000	182,371
Bank of Montreal	1.500	01-10-25	230,000	214,418
BNP Paribas SA	3.250	03-03-23	430,000	428,303
Citigroup, Inc. (2.572% to 6-3-30, then SOFR + 2.107%)	2.572	06-03-31	150,000	122,932
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%)	2.976	11-05-30	200,000	$170,543
Citigroup, Inc.	3.200	10-21-26	350,000	326,837
Citizens Bank NA (6.064% to 10-24-24, then SOFR + 1.450%)	6.064	10-24-25	340,000	343,757
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR + 2.192%)	6.361	10-27-28	324,000	335,517
HSBC Holdings PLC (7.336% to 11-3-25, then SOFR + 3.030%)	7.336	11-03-26	500,000	522,166
International Bank for Reconstruction & Development	0.625	04-22-25	320,000	293,884
JPMorgan Chase & Co. (0.563% to 2-16-24, then SOFR + 0.420%)	0.563	02-16-25	330,000	309,659
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%)	3.702	05-06-30	180,000	163,568
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%)	4.452	12-05-29	400,000	380,188
KeyCorp	2.550	10-01-29	520,000	435,688
Lloyds Banking Group PLC (1.627% to 5-11-26, then 1 Year CMT + 0.850%)	1.627	05-11-27	335,000	288,671
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%)	2.309	07-20-32	345,000	268,977
Royal Bank of Canada	2.050	01-21-27	505,000	450,318
Sumitomo Mitsui Financial Group, Inc.	1.902	09-17-28	320,000	265,283
The Bank of Nova Scotia	1.450	01-10-25	485,000	451,609
The PNC Financial Services Group, Inc.	1.150	08-13-26	472,000	414,340
The Toronto-Dominion Bank	0.750	09-11-25	413,000	368,904
The Toronto-Dominion Bank	4.108	06-08-27	220,000	212,441
Westpac Banking Corp.	1.150	06-03-26	415,000	368,041
Capital markets 3.9%
Intercontinental Exchange, Inc.	4.600	03-15-33	465,000	451,111
Morgan Stanley (1.593% to 5-4-26, then SOFR + 0.879%)	1.593	05-04-27	435,000	383,227
Morgan Stanley	4.000	07-23-25	200,000	195,901
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%)	2.354	11-01-25	565,000	535,675
The Bank of New York Mellon Corp. (4.414% to 7-24-25, then SOFR + 1.345%)	4.414	07-24-26	475,000	468,289
The Goldman Sachs Group, Inc. (1.992% to 1-27-31, then SOFR + 1.090%)	1.992	01-27-32	350,000	270,217
The Goldman Sachs Group, Inc. (3.814% to 4-23-28, then 3 month LIBOR + 1.158%)	3.814	04-23-29	275,000	253,023
Consumer finance 0.6%
American Express Company	3.950	08-01-25	440,000	430,876
Insurance 1.3%
Aon Corp.	2.800	05-15-30	448,000	383,118
8	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Lincoln National Corp.	3.050	01-15-30	205,000	$170,477
Marsh & McLennan Companies, Inc.	3.875	03-15-24	325,000	320,590
Health care 3.2%				2,126,933
Biotechnology 1.3%
AbbVie, Inc.	3.600	05-14-25	210,000	204,266
AbbVie, Inc.	4.250	11-14-28	222,000	216,446
Amgen, Inc.	2.200	02-21-27	465,000	422,585
Health care providers and services 1.3%
CVS Health Corp.	3.875	07-20-25	265,000	260,417
CVS Health Corp.	4.300	03-25-28	340,000	330,519
Seattle Children’s Hospital	1.208	10-01-27	325,000	272,541
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	4.800	11-21-27	281,000	283,555
Pharmaceuticals 0.2%
Zoetis, Inc.	3.250	02-01-23	137,000	136,604
Industrials 2.6%				1,698,502
Aerospace and defense 1.1%
Lockheed Martin Corp.	5.100	11-15-27	316,000	325,037
Northrop Grumman Corp.	3.250	01-15-28	405,000	375,683
Building products 0.4%
Carrier Global Corp.	2.700	02-15-31	335,000	279,991
Machinery 1.1%
CNH Industrial Capital LLC	1.450	07-15-26	440,000	387,059
John Deere Capital Corp.	4.150	09-15-27	337,000	330,732
Information technology 0.9%				623,808
Semiconductors and semiconductor equipment 0.4%
Intel Corp.	2.450	11-15-29	310,000	267,329
Software 0.5%
Salesforce, Inc.	1.950	07-15-31	438,000	356,479
Materials 0.6%				376,099
Chemicals 0.3%
Eastman Chemical Company	4.500	12-01-28	165,000	157,194
Containers and packaging 0.3%
WRKCo, Inc.	3.750	03-15-25	115,000	110,864
WRKCo, Inc.	4.650	03-15-26	110,000	108,041
Real estate 3.2%				2,134,396
Equity real estate investment trusts 3.2%
Alexandria Real Estate Equities, Inc.	4.900	12-15-30	305,000	296,747
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
American Tower Corp.	3.375	10-15-26	430,000	$400,809
Boston Properties LP	3.800	02-01-24	350,000	342,940
Equinix, Inc.	3.200	11-18-29	326,000	285,837
Prologis LP	1.250	10-15-30	395,000	302,435
Simon Property Group LP	1.375	01-15-27	301,000	262,618
Welltower, Inc.	2.750	01-15-32	306,000	243,010
Utilities 3.1%				2,078,851
Electric utilities 3.1%
American Electric Power Company, Inc.	4.300	12-01-28	430,000	412,047
DTE Electric Company	2.250	03-01-30	350,000	296,154
Eversource Energy	1.650	08-15-30	355,000	278,179
Florida Power & Light Company	2.850	04-01-25	120,000	115,166
MidAmerican Energy Company	3.100	05-01-27	275,000	259,436
National Rural Utilities Cooperative Finance Corp.	1.350	03-15-31	257,000	192,484
NSTAR Electric Company	3.200	05-15-27	125,000	117,834

Xcel Energy, Inc.	4.000	06-15-28	425,000	407,551
Municipal bonds 4.8%				$3,213,639
(Cost $3,515,173)
Bloomfield Township Board of Education (New Jersey)	1.523	09-01-27	155,000	133,636
California Health Facilities Financing Authority	1.829	06-01-29	250,000	205,677
California State University	1.740	11-01-30	210,000	167,177
City of San Francisco Public Utilities Commission Water Revenue (California)	2.806	11-01-23	250,000	245,998
Geisinger Authority (Pennsylvania)	1.680	04-01-24	165,000	158,410
Jackson State University Educational Building Corp. (Mississippi)	2.720	03-01-23	295,000	293,542
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	275,483
Municipal Improvement Corp. of Los Angeles (California)	1.341	11-01-26	270,000	234,241
New York City Housing Development Corp.	2.416	05-01-24	325,000	313,466
New York City Transitional Finance Authority Future Tax Secured Revenue	2.150	05-01-25	350,000	329,842
San Francisco City & County Airport Commission (California)	2.583	05-01-30	300,000	257,201
State Board of Administration Finance Corp. (Florida)	1.258	07-01-25	270,000	246,254

University of North Texas System	3.357	04-15-27	375,000	352,712
Collateralized mortgage obligations 1.9%				$1,273,182
(Cost $1,393,463)
U.S. Government Agency 1.9%				1,273,182
Federal Home Loan Mortgage Corp.
10	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K028, Class A2	3.111	02-25-23	211,940	$211,129
Series K036, Class A2 (A)	3.527	10-25-23	237,000	233,694
Federal National Mortgage Association
Series 2012-56, Class WB	3.500	05-25-42	119,623	109,706
Series 2013-135, Class KM	2.500	03-25-28	35,081	34,536
Series 2013-31, Class NG	2.250	04-25-33	271,598	249,135
Series 2013-34, Class PA	2.000	08-25-42	255,081	231,530
Series 2016-36, Class BC	2.500	03-25-43	88,039	84,088

Series 2017-M13, Class A2 (A)	3.028	09-25-27	126,883	119,364
Asset backed securities 9.9%				$6,607,580
(Cost $6,887,078)
Asset backed securities 9.9%				6,607,580
CarMax Auto Owner Trust
Series 2020-4, Class A3	0.500	08-15-25	293,851	284,382
Series 2021-1, Class A3	0.340	12-15-25	313,183	302,466
Series 2021-1, Class A4	0.530	10-15-26	257,000	235,132
Series 2021-2, Class A4	0.810	12-15-26	213,000	193,532
Series 2022-2, Class A3	3.490	02-16-27	174,000	169,139
CNH Equipment Trust
Series 2021-B, Class A3	0.440	08-17-26	229,000	215,667
Series 2021-C, Class A3	0.810	12-15-26	282,000	261,689
Series 2022-A, Class A3	2.830	07-15-27	124,000	118,644
Series 2022-B, Class A3	3.890	08-16-27	216,000	208,598
Ford Credit Auto Owner Trust
Series 2020-A, Class A4	1.350	07-15-25	358,000	344,627
Series 2022-C, Class A3	4.480	12-15-26	215,000	212,875
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A4	1.740	08-18-25	314,000	302,995
Series 2020-3, Class A3	0.450	04-16-25	104,122	101,793
Series 2021-2, Class A3	0.510	04-16-26	134,000	128,149
Honda Auto Receivables Owner Trust
Series 2019-4, Class A3	1.830	01-18-24	35,989	35,824
John Deere Owner Trust
Series 2021-B, Class A3	0.520	03-16-26	181,000	171,164
Series 2022-A, Class A3	2.320	09-16-26	214,000	204,113
Series 2022-C, Class A3	5.090	06-15-27	237,000	237,436
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A3	5.210	08-16-27	443,000	443,286
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
U.S. Small Business Administration
Series 2012-20K, Class 1	2.090	11-01-32	176,057	$160,046
Series 2016-20B, Class 1	2.270	02-01-36	180,473	165,178
Series 2016-20F, Class 1	2.180	06-01-36	144,438	131,124
Series 2016-20J, Class 1	2.210	10-01-36	58,436	52,978
Series 2017-20H, Class 1	2.750	08-01-37	117,964	108,533
Series 2020-20H, Class 1	0.900	08-01-40	150,302	123,270
Series 2020-20I, Class 1	1.050	09-01-40	155,560	128,755
Series 2022-20E, Class 1	3.820	05-01-42	295,270	287,968
Series 2022-20F, Class 1	3.890	06-01-42	360,000	348,627
Series 2022-20G, Class 1	3.810	07-01-42	138,000	132,908
Series 2022-20J, Class 1	4.890	10-01-42	185,000	188,175
Series 2022-20K, Class 1	4.980	11-01-42	197,000	200,751
Verizon Master Trust
Series 2022-2, Class A	1.530	07-20-28	218,000	202,947
Series 2022-7, Class A1A (5.230% to 11-20-24, then 5.980% thereafter)	5.230	11-22-27	205,000	204,809

	Yield (%)	Shares	Value
Short-term investments 0.4%			$243,112
(Cost $243,112)
Short-term funds 0.4%			243,112
JPMorgan U.S. Government Money Market Fund, Institutional Class	3.5177(B)	243,112	243,112

Total investments (Cost $69,893,519) 98.5%	$65,449,457
Other assets and liabilities, net 1.5%	994,951
Total net assets 100.0%	$66,444,408

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 11-30-22.
At 11-30-22, the aggregate cost of investments for federal income tax purposes was $70,153,356. Net unrealized depreciation aggregated to $4,703,899, of which $87,591 related to gross unrealized appreciation and $4,791,490 related to gross unrealized depreciation.
12	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $69,893,519)	$65,449,457
Interest receivable	331,956
Receivable for fund shares sold	24,985
Receivable for investments sold	755,196
Receivable from affiliates	426
Other assets	52,675
Total assets	66,614,695
Liabilities
Distributions payable	70,605
Payable for fund shares repurchased	49,619
Payable to affiliates
Accounting and legal services fees	3,362
Transfer agent fees	7,111
Other liabilities and accrued expenses	39,590
Total liabilities	170,287
Net assets	$66,444,408
Net assets consist of
Paid-in capital	$73,448,922
Total distributable earnings (loss)	(7,004,514)
Net assets	$66,444,408

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,210,405 ÷ 242,919 shares)[1]	$9.10
Class I ($64,078,887 ÷ 7,043,298 shares)	$9.10
Class R6 ($155,116 ÷ 17,036 shares)	$9.11
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.48

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	13

STATEMENT OF OPERATIONS For the six months ended 11-30-22 (unaudited)

Investment income
Interest	$872,031
Expenses
Investment management fees	155,077
Distribution and service fees	2,724
Accounting and legal services fees	4,859
Transfer agent fees	40,771
Trustees’ fees	588
Custodian fees	14,991
State registration fees	24,099
Printing and postage	9,209
Professional fees	29,238
Other	8,532
Total expenses	290,088
Less expense reductions	(91,517)
Net expenses	198,571
Net investment income	673,460
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,678,332)
(1,678,332)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(863,938)
(863,938)
Net realized and unrealized loss	(2,542,270)
Decrease in net assets from operations	$(1,868,810)
14	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-22 (unaudited)	Year ended 5-31-22
Increase (decrease) in net assets
From operations
Net investment income	$673,460	$751,596
Net realized loss	(1,678,332)	(59,480)
Change in net unrealized appreciation (depreciation)	(863,938)	(5,167,418)
Decrease in net assets resulting from operations	(1,868,810)	(4,475,302)
Distributions to shareholders
From earnings
Class A	(22,251)	(47,419)
Class I	(761,906)	(1,583,299)
Class R6	(4,243)	(26,654)
Total distributions	(788,400)	(1,657,372)
From fund share transactions	7,884,764	4,089,929
Total increase (decrease)	5,227,554	(2,042,745)
Net assets
Beginning of period	61,216,854	63,259,599
End of period	$66,444,408	$61,216,854
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	15

Financial highlights
CLASS A SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$9.43	$10.39	$10.65	$10.14	$9.85	$10.16
Net investment income[2]	0.08	0.09	0.15	0.18	0.18	0.14
Net realized and unrealized gain (loss) on investments	(0.32)	(0.81)	(0.15)	0.54	0.31	(0.27)
Total from investment operations	(0.24)	(0.72)	—	0.72	0.49	(0.13)
Less distributions
From net investment income	(0.09)	(0.16)	(0.18)	(0.21)	(0.20)	(0.17)
From net realized gain	—	(0.08)	(0.08)	—	—	(0.01)
Total distributions	(0.09)	(0.24)	(0.26)	(0.21)	(0.20)	(0.18)
Net asset value, end of period	$9.10	$9.43	$10.39	$10.65	$10.14	$9.85
Total return (%)[3,4]	(2.51)[5]	(7.04)	(0.03)	7.16	5.04	(1.31)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$1	$6	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08[6]	1.10	1.12	1.15	1.12	1.39
Expenses including reductions	0.82[6]	0.86	0.87	0.87	0.86	0.86
Net investment income	1.71[6]	0.94	1.37	1.76	1.81	1.40
Portfolio turnover (%)	38	47	50	34	37	83

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$9.43	$10.39	$10.64	$10.14	$9.85	$10.16
Net investment income[2]	0.09	0.12	0.16	0.21	0.20	0.16
Net realized and unrealized gain (loss) on investments	(0.31)	(0.81)	(0.12)	0.52	0.31	(0.27)
Total from investment operations	(0.22)	(0.69)	0.04	0.73	0.51	(0.11)
Less distributions
From net investment income	(0.11)	(0.19)	(0.21)	(0.23)	(0.22)	(0.19)
From net realized gain	—	(0.08)	(0.08)	—	—	(0.01)
Total distributions	(0.11)	(0.27)	(0.29)	(0.23)	(0.22)	(0.20)
Net asset value, end of period	$9.10	$9.43	$10.39	$10.64	$10.14	$9.85
Total return (%)[3]	(2.39)[4]	(6.83)	0.34	7.32	5.29	(1.06)
Ratios and supplemental data
Net assets, end of period (in millions)	$64	$58	$61	$58	$55	$48
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[5]	0.85	0.87	0.90	0.89	1.14
Expenses including reductions	0.57[5]	0.61	0.62	0.62	0.63	0.61
Net investment income	1.96[5]	1.19	1.53	2.01	2.05	1.65
Portfolio turnover (%)	38	47	50	34	37	83

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	17

CLASS R6 SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$9.43	$10.39	$10.65	$10.14	$9.85	$10.16
Net investment income[2]	0.09	0.13	0.17	0.22	0.21	0.18
Net realized and unrealized gain (loss) on investments	(0.30)	(0.81)	(0.13)	0.54	0.31	(0.28)
Total from investment operations	(0.21)	(0.68)	0.04	0.76	0.52	(0.10)
Less distributions
From net investment income	(0.11)	(0.20)	(0.22)	(0.25)	(0.23)	(0.20)
From net realized gain	—	(0.08)	(0.08)	—	—	(0.01)
Total distributions	(0.11)	(0.28)	(0.30)	(0.25)	(0.23)	(0.21)
Net asset value, end of period	$9.11	$9.43	$10.39	$10.65	$10.14	$9.85
Total return (%)[3]	(2.23)[4]	(6.73)	0.35	7.54	5.41	(0.96)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$1	$1	$1	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[6]	0.75	0.77	0.79	0.77	1.05
Expenses including reductions	0.46[6]	0.51	0.51	0.51	0.51	0.51
Net investment income	1.87[6]	1.30	1.63	2.13	2.16	1.75
Portfolio turnover (%)	38	47	50	34	37	83

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
18	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG Core Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return consisting of income and capital appreciation consistent with preservation of capital and maintenance of liquidity.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	19

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$26,756,654	—	$26,756,654	—
Corporate bonds	27,355,290	—	27,355,290	—
Municipal bonds	3,213,639	—	3,213,639	—
Collateralized mortgage obligations	1,273,182	—	1,273,182	—
Asset backed securities	6,607,580	—	6,607,580	—
Short-term investments	243,112	$243,112	—	—
Total investments in securities	$65,449,457	$243,112	$65,206,345	—
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
20	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2022 were $1,660.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and amortization and accretion on debt securities.
SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	21

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $250 million of the fund’s average daily net assets, and (b) 0.400% of the fund’s average daily net assets in excess of $250 million. If net assets exceed $250 million, then the advisory fee to be paid is 0.400% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Breckinridge Capital Advisors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.450% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. Prior to October 1, 2022, the Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.500% of the average daily net assets of the fund. This agreement expires on September 30, 2023, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,903
Class I	88,097
Class	Expense reduction
Class R6	$517
Total	$91,517

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2022, were equivalent to a net annual effective rate of 0.18% of the fund’s average daily net assets.
22	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $114 for the six months ended November 30, 2022. Of this amount, $14 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $100 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2022, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,724	$1,295
Class I	—	39,457
Class R6	—	19
Total	$2,724	$40,771
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	23

Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2022 and for the year ended May 31, 2022 were as follows:
	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	39,872	$369,876	123,389	$1,255,860
Distributions reinvested	2,430	22,238	4,707	47,293
Repurchased	(8,196)	(75,666)	(57,960)	(570,399)
Net increase	34,106	$316,448	70,136	$732,754
Class I shares
Sold	2,681,385	$24,693,491	749,307	$7,552,536
Distributions reinvested	34,753	316,896	40,018	401,874
Repurchased	(1,862,599)	(16,721,742)	(457,867)	(4,627,316)
Net increase	853,539	$8,288,645	331,458	$3,327,094
Class R6 shares
Sold	2,100	$19,130	54,721	$570,170
Distributions reinvested	457	4,243	2,644	26,626
Repurchased	(79,090)	(743,702)	(54,814)	(566,715)
Net increase (decrease)	(76,533)	$(720,329)	2,551	$30,081
Total net increase	811,112	$7,884,764	404,145	$4,089,929
Affiliates of the fund owned 42% of shares of Class I on November 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $15,498,077 and $11,977,156, respectively, for the six months ended November 30, 2022. Purchases and sales of U.S. Treasury obligations aggregated $17,008,516 and $13,337,382, respectively, for the six months ended November 30, 2022.
Note 7—Environmental, social, and governance (ESG) investing risk
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
24	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT

Note 8—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 10—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	25

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	616,518,318.324	22,346,753.662
Noni L. Ellison	617,240,759.341	21,624,312.645
Dean C. Garfield	616,232,946.892	22,632,125.094
Patricia Lizarraga	617,683,558.095	21,181,513.891
Frances G. Rathke	614,483,486.147	24,381,585.839

Non-Independent Trustees
Andrew G. Arnott	615,231,800.904	23,633,271.082
Marianne Harrison	615,166,431.221	23,698,640.765
Paul Lorentz	615,997,259.581	22,867,812.405
26	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Breckinridge Capital Advisors, Inc (the Subadvisor), for John Hancock ESG Core Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	27

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
28	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the one-, three-, and five-year periods ended December 31, 2021. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and peer group median for the one-, three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are lower than the peer group median and net total expenses for the fund are higher than the peer group median.
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	29

The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
30	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	31

operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
32	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	33

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*,#
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Breckinridge Capital Advisors, Inc.
Portfolio Managers
Matthew C. Buscone
Sara Chanda
Khurram Gillani
Jeffrey M. Glenn, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
# Mr. Burgess is retiring effective December 31, 2022.
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
34	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

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International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ESG Core Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2630360	468SA 11/22
1/2023

Semiannual report
John Hancock
Government Income Fund
Fixed income
November 30, 2022

A message to shareholders
Dear shareholder,
U.S. bonds declined during the six months ended November 30, 2022, as bond yields rose to their highest levels in more than a decade. The catalyst was surging inflation, driven largely by rising food and energy prices. The U.S. Federal Reserve continued its inflation-fighting campaign by raising short-term interest rates four times during the period, boosting the federal funds rate target to its highest level since January 2008.
In this environment, bond yields moved broadly higher, with the 10-year U.S. Treasury bond yield cresting above 4% for the first time since 2008. In terms of sector performance, residential mortgage-backed securities and investment-grade corporate bonds declined the most, while high-yield corporate bonds and asset-backed securities held up the best.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Government Income Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
10	Financial statements
14	Financial highlights
18	Notes to financial statements
26	Shareholder meeting
27	Evaluation of advisory and subadvisory agreements by the Board of Trustees
34	More information
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2022 (%)

The Bloomberg U.S. Government Bond Index tracks the performance of U.S. Treasury and government agency bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2022 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-22 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2022	Ending value on 11-30-2022	Expenses paid during period ended 11-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$952.20	$4.75	0.97%
	Hypothetical example	1,000.00	1,020.20	4.91	0.97%
Class C	Actual expenses/actual returns	1,000.00	948.60	8.40	1.72%
	Hypothetical example	1,000.00	1,016.40	8.69	1.72%
Class I	Actual expenses/actual returns	1,000.00	953.50	3.57	0.73%
	Hypothetical example	1,000.00	1,021.40	3.70	0.73%
Class R6	Actual expenses/actual returns	1,000.00	954.00	3.04	0.62%
	Hypothetical example	1,000.00	1,022.00	3.14	0.62%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	5

Fund’s investments
AS OF 11-30-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 95.0%				$231,755,830
(Cost $234,446,253)
U.S. Government 66.6%				162,431,215
U.S. Treasury
Bond	3.000	08-15-52	22,628,000	19,375,225
Bond	4.000	11-15-42	23,330,000	23,439,359
Bond	4.000	11-15-52	750,000	780,000
Note	2.750	04-30-23	1,800,000	1,786,359
Note	3.875	11-30-27	35,197,000	35,328,989
Note	3.875	11-30-29	26,300,000	26,530,125
Note	4.125	11-15-32	8,569,000	8,903,727
Note	4.250	10-15-25	35,136,000	35,265,015
Note	4.375	10-31-24	11,025,000	11,022,416
U.S. Government Agency 28.4%				69,324,615
Federal Farm Credit Bank Note	3.370	12-08-25	2,500,000	2,438,872
Federal Home Loan Bank
Bond	4.130	08-28-25	3,000,000	2,954,992
Bond	4.500	09-16-27	3,000,000	2,961,388
Bond	5.000	10-20-25	2,200,000	2,197,298
Bond	5.000	09-14-27	2,500,000	2,481,059
Bond	6.000	11-23-27	2,500,000	2,507,026
Bond	6.125	11-16-27	2,500,000	2,503,286
Bond	5.500	10-21-27	2,465,000	2,451,735
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	04-01-43	563,158	516,416
30 Yr Pass Thru	3.500	12-01-44	1,562,720	1,475,140
30 Yr Pass Thru	3.500	02-01-47	458,661	432,096
30 Yr Pass Thru	3.500	06-01-49	472,977	439,594
30 Yr Pass Thru	3.500	03-01-52	267,129	246,563
30 Yr Pass Thru	4.000	12-01-40	286,669	277,533
30 Yr Pass Thru	4.000	01-01-41	370,479	358,672
30 Yr Pass Thru	4.000	01-01-41	306,221	296,367
30 Yr Pass Thru	4.000	11-01-43	614,202	598,983
30 Yr Pass Thru	4.000	12-01-46	461,562	447,818
30 Yr Pass Thru	4.000	06-01-47	452,940	438,887
30 Yr Pass Thru (A)	5.500	09-01-52	1,196,202	1,224,952
Note	4.050	08-28-25	3,000,000	2,947,195
Note	4.250	08-25-27	2,500,000	2,458,961
Note	5.375	11-15-24	2,500,000	2,501,135
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	445,386	429,772
15 Yr Pass Thru (A)	4.500	TBA	1,585,000	1,580,356
15 Yr Pass Thru (A)	4.500	11-01-37	892,000	889,624
6	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.000	10-01-50	1,155,750	$962,295
30 Yr Pass Thru	2.500	07-01-50	533,738	463,736
30 Yr Pass Thru	2.500	08-01-50	2,444,687	2,118,707
30 Yr Pass Thru	2.500	09-01-50	982,196	850,614
30 Yr Pass Thru	2.500	09-01-50	2,575,469	2,232,051
30 Yr Pass Thru	2.500	10-01-50	902,952	786,501
30 Yr Pass Thru	3.000	10-01-49	1,209,411	1,086,269
30 Yr Pass Thru	3.000	11-01-49	1,029,919	925,052
30 Yr Pass Thru	3.500	07-01-43	990,040	934,315
30 Yr Pass Thru	3.500	03-01-44	437,240	410,338
30 Yr Pass Thru	3.500	01-01-45	1,911,840	1,807,218
30 Yr Pass Thru	3.500	04-01-45	1,661,100	1,564,489
30 Yr Pass Thru	3.500	05-01-48	678,213	629,230
30 Yr Pass Thru	3.500	06-01-49	571,356	534,197
30 Yr Pass Thru	3.500	03-01-52	2,437,672	2,256,856
30 Yr Pass Thru	4.000	09-01-40	802,472	776,032
30 Yr Pass Thru	4.000	12-01-40	538,230	520,501
30 Yr Pass Thru	4.000	09-01-41	630,627	609,453
30 Yr Pass Thru	4.000	10-01-41	667,734	645,354
30 Yr Pass Thru	4.000	01-01-42	339,534	328,159
30 Yr Pass Thru	4.000	07-01-42	906,119	875,151
30 Yr Pass Thru	4.000	11-01-42	1,454,782	1,405,919
30 Yr Pass Thru	4.000	11-01-43	1,426,007	1,396,089
30 Yr Pass Thru	4.000	12-01-43	621,692	606,900
30 Yr Pass Thru	4.000	06-01-49	2,246,652	2,168,625
30 Yr Pass Thru	4.500	08-01-40	564,765	561,494
30 Yr Pass Thru	4.500	06-01-41	1,157,753	1,151,534
30 Yr Pass Thru	4.500	07-01-41	1,064,887	1,059,132
30 Yr Pass Thru	4.500	11-01-41	190,065	189,049
30 Yr Pass Thru	4.500	02-01-42	576,229	577,943
30 Yr Pass Thru	4.500	04-01-48	564,137	559,997

30 Yr Pass Thru (A)	5.500	10-01-52	269,718	275,695
Collateralized mortgage obligations 4.2%				$10,232,631
(Cost $14,530,294)
Commercial and residential 1.1%				2,654,186
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (B)(C)	3.000	09-25-64	581,135	552,429
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA (C)	3.500	08-25-57	992,297	946,341
Series 2019-1, Class MA	3.500	07-25-58	766,929	729,617
Towd Point Mortgage Trust
Series 2017-1, Class A1 (B)(C)	2.750	10-25-56	14,509	14,235
Series 2017-2, Class A1 (B)(C)	2.750	04-25-57	11,704	11,526
Series 2017-3, Class A1 (B)(C)	2.750	07-25-57	250,380	243,277
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	7

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (B)(D)	3.512	02-25-57	159,341	$156,761
U.S. Government Agency 3.1%				7,578,445
Federal Home Loan Mortgage Corp.
Series 4083, Class PB	3.500	09-15-41	663,740	645,596
Series 4459, Class CA	5.000	12-15-34	36,890	36,842
Series K030, Class X1 IO	0.249	04-25-23	37,049,438	8,414
Series K032, Class A1	3.016	02-25-23	16,671	16,624
Series K038, Class X1 IO	1.234	03-25-24	6,216,855	63,918
Series K048, Class X1 IO	0.345	06-25-25	4,795,660	23,197
Series K050, Class X1 IO	0.304	08-25-25	69,298,927	494,878
Series K053, Class X1 IO	1.015	12-25-25	26,795,806	573,688
Series K054, Class X1 IO	1.296	01-25-26	20,716,341	606,732
Series K722, Class X1 IO	1.480	03-25-23	9,383,434	5,983
Series KSMC, Class A2	2.615	01-25-23	2,000,000	1,990,559
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	8,707	8,673
Series 2014-44, Class DA	3.000	07-25-36	697,365	653,672
Series 2014-49, Class CA	3.000	08-25-44	397,934	373,911
Series 427, Class C20 IO	2.000	02-25-51	1,776,485	217,160
Series 427, Class C77 IO	2.500	09-25-51	844,429	121,587
Government National Mortgage Association
Series 2012-114, Class IO	0.611	01-16-53	654,244	10,124
Series 2013-30, Class A	1.500	05-16-42	5,212	5,197
Series 2015-7, Class IO	0.454	01-16-57	4,554,388	99,089
Series 2017-109, Class IO	0.272	04-16-57	915,018	19,278
Series 2017-124, Class IO	0.620	01-16-59	776,234	24,121
Series 2017-140, Class IO	0.486	02-16-59	604,114	20,786
Series 2017-20, Class IO	0.537	12-16-58	1,389,043	37,572
Series 2017-41, Class IO	0.606	07-16-58	776,293	22,852
Series 2017-46, Class IO	0.694	11-16-57	1,170,140	45,170
Series 2017-54, Class IO	0.686	12-16-58	4,072,937	158,142
Series 2017-61, Class IO	0.746	05-16-59	681,211	26,513
Series 2017-74, Class IO	0.452	09-16-58	1,223,234	30,414
Series 2017-89, Class IO	0.503	07-16-59	1,057,312	35,429
Series 2018-114, Class IO	0.710	04-16-60	775,205	32,315
Series 2018-68, Class A	2.850	04-16-50	209,080	200,526
Series 2018-9, Class IO	0.442	01-16-60	1,195,909	38,322
Series 2020-118, Class IO	0.885	06-16-62	2,440,972	156,695
Series 2020-119, Class IO	0.601	08-16-62	1,273,827	66,063
Series 2020-120, Class IO	0.760	05-16-62	3,319,560	199,207
Series 2020-137, Class IO	0.794	09-16-62	2,298,390	134,254
Series 2020-170, Class IO	0.833	11-16-62	2,820,246	183,799
Series 2021-40, Class IO	0.824	02-16-63	770,257	50,773

Series 2022-53, Class IO	0.712	06-16-64	2,461,093	140,370
8	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 0.2%				$474,539
(Cost $479,215)
Asset backed securities 0.2%				474,539
Pennsylvania Higher Education Assistance Agency
Series 2006-2, Class A3 (3 month LIBOR + 0.130%) (D)	4.488	10-25-36	484,766	474,539

	Yield (%)	Shares	Value
Short-term investments 1.9%			$4,519,725
(Cost $4,518,473)
Short-term funds 1.9%			4,519,725
John Hancock Collateral Trust (E)	3.8739(F)	452,257	4,519,725

Total investments (Cost $253,974,235) 101.3%	$246,982,725
Other assets and liabilities, net (1.3%)	(3,084,377)
Total net assets 100.0%	$243,898,348

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 11-30-22.
At 11-30-22, the aggregate cost of investments for federal income tax purposes was $254,411,086. Net unrealized depreciation aggregated to $7,428,361, of which $2,289,264 related to gross unrealized appreciation and $9,717,625 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $249,455,762)	$242,463,000
Affiliated investments, at value (Cost $4,518,473)	4,519,725
Total investments, at value (Cost $253,974,235)	246,982,725
Foreign currency, at value (Cost $22)	23
Interest receivable	1,041,462
Receivable for fund shares sold	223,072
Receivable for investments sold	2,488,017
Receivable for delayed delivery securities sold	2,375,189
Receivable from affiliates	951
Other assets	68,489
Total assets	253,179,928
Liabilities
Due to custodian	370
Distributions payable	25,124
Payable for investments purchased	2,544,776
Payable for delayed delivery securities purchased	6,275,404
Payable for fund shares repurchased	342,601
Payable to affiliates
Accounting and legal services fees	11,665
Transfer agent fees	22,013
Distribution and service fees	1,221
Trustees’ fees	6
Other liabilities and accrued expenses	58,400
Total liabilities	9,281,580
Net assets	$243,898,348
Net assets consist of
Paid-in capital	$292,792,341
Total distributable earnings (loss)	(48,893,993)
Net assets	$243,898,348

10	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($169,921,238 ÷ 20,948,022 shares)[1]	$8.11
Class C ($1,451,784 ÷ 179,178 shares)[1]	$8.10
Class I ($47,403,616 ÷ 5,837,819 shares)	$8.12
Class R6 ($25,121,710 ÷ 3,095,036 shares)	$8.12
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.45

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	11

STATEMENT OF OPERATIONS For the six months ended 11-30-22 (unaudited)

Investment income
Interest	$3,962,371
Dividends from affiliated investments	138,085
Total investment income	4,100,456
Expenses
Investment management fees	605,550
Distribution and service fees	230,607
Accounting and legal services fees	17,492
Transfer agent fees	121,426
Trustees’ fees	2,158
Custodian fees	15,791
State registration fees	33,339
Printing and postage	18,640
Professional fees	33,533
Other	13,155
Total expenses	1,091,691
Less expense reductions	(51,428)
Net expenses	1,040,263
Net investment income	3,060,193
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(13,798,138)
Affiliated investments	(1,555)
(13,799,693)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	272,705
Affiliated investments	1,240
273,945
Net realized and unrealized loss	(13,525,748)
Decrease in net assets from operations	$(10,465,555)
12	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-22 (unaudited)	Year ended 5-31-22
Increase (decrease) in net assets
From operations
Net investment income	$3,060,193	$2,864,863
Net realized loss	(13,799,693)	(19,699,713)
Change in net unrealized appreciation (depreciation)	273,945	(4,124,979)
Decrease in net assets resulting from operations	(10,465,555)	(20,959,829)
Distributions to shareholders
From earnings
Class A	(2,310,351)	(3,245,757)
Class C	(16,187)	(22,912)
Class I	(363,362)	(195,358)
Class R6	(395,519)	(662,789)
Total distributions	(3,085,419)	(4,126,816)
From fund share transactions	29,188,951	(31,666,490)
Total increase (decrease)	15,637,977	(56,753,135)
Net assets
Beginning of period	228,260,371	285,013,506
End of period	$243,898,348	$228,260,371
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	13

Financial highlights
CLASS A SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$8.63	$9.54	$10.07	$9.34	$9.08	$9.41
Net investment income[2]	0.11	0.10	0.08	0.13	0.18	0.16
Net realized and unrealized gain (loss) on investments	(0.52)	(0.87)	(0.49)	0.75	0.31	(0.29)
Total from investment operations	(0.41)	(0.77)	(0.41)	0.88	0.49	(0.13)
Less distributions
From net investment income	(0.11)	(0.14)	(0.12)	(0.15)	(0.23)	(0.20)
Net asset value, end of period	$8.11	$8.63	$9.54	$10.07	$9.34	$9.08
Total return (%)[3,4]	(4.78)[5]	(8.14)	(4.08)	9.51	5.46	(1.35)
Ratios and supplemental data
Net assets, end of period (in millions)	$170	$188	$229	$249	$217	$222
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[6]	1.00	1.01	1.04	1.03	1.06
Expenses including reductions	0.97[6]	0.98	0.98	0.98	0.98	0.98
Net investment income	2.59[6]	1.04	0.79	1.34	2.04	1.69
Portfolio turnover (%)	247	336	169	166	87	103

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$8.62	$9.53	$10.07	$9.34	$9.08	$9.41
Net investment income[2]	0.08	0.02	—[3]	0.05	0.11	0.08
Net realized and unrealized gain (loss) on investments	(0.52)	(0.85)	(0.49)	0.75	0.30	(0.28)
Total from investment operations	(0.44)	(0.83)	(0.49)	0.80	0.41	(0.20)
Less distributions
From net investment income	(0.08)	(0.08)	(0.05)	(0.07)	(0.15)	(0.13)
Net asset value, end of period	$8.10	$8.62	$9.53	$10.07	$9.34	$9.08
Total return (%)[4,5]	(5.14)[6]	(8.80)	(4.90)	8.64	4.63	(2.12)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$4	$9	$6	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77[7]	1.75	1.76	1.79	1.78	1.81
Expenses including reductions	1.72[7]	1.74	1.75	1.78	1.77	1.77
Net investment income	1.81[7]	0.24	0.01	0.53	1.25	0.88
Portfolio turnover (%)	247	336	169	166	87	103

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	15

CLASS I SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$8.64	$9.55	$10.07	$9.34	$9.09	$9.42
Net investment income[2]	0.13	0.12	0.10	0.15	0.20	0.16
Net realized and unrealized gain (loss) on investments	(0.53)	(0.86)	(0.47)	0.75	0.29	(0.27)
Total from investment operations	(0.40)	(0.74)	(0.37)	0.90	0.49	(0.11)
Less distributions
From net investment income	(0.12)	(0.17)	(0.15)	(0.17)	(0.24)	(0.22)
Net asset value, end of period	$8.12	$8.64	$9.55	$10.07	$9.34	$9.09
Total return (%)[3]	(4.65)[4]	(7.91)	(3.76)	9.73	5.55	(1.13)
Ratios and supplemental data
Net assets, end of period (in millions)	$47	$9	$13	$22	$5	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[5]	0.75	0.76	0.79	0.79	0.81
Expenses including reductions	0.73[5]	0.74	0.75	0.78	0.79	0.77
Net investment income	3.14[5]	1.27	1.02	1.52	2.24	1.71
Portfolio turnover (%)	247	336	169	166	87	103

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18[2]
Per share operating performance
Net asset value, beginning of period	$8.64	$9.54	$10.07	$9.34	$9.09	$9.45
Net investment income[3]	0.12	0.13	0.11	0.16	0.21	0.15
Net realized and unrealized gain (loss) on investments	(0.52)	(0.86)	(0.48)	0.75	0.29	(0.33)
Total from investment operations	(0.40)	(0.73)	(0.37)	0.91	0.50	(0.18)
Less distributions
From net investment income	(0.12)	(0.17)	(0.16)	(0.18)	(0.25)	(0.18)
Net asset value, end of period	$8.12	$8.64	$9.54	$10.07	$9.34	$9.09
Total return (%)[4]	(4.60)[5]	(7.72)	(3.76)	9.85	5.67	(1.91)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$29	$40	$38	$19	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[6]	0.64	0.65	0.67	0.68	0.71[6]
Expenses including reductions	0.62[6]	0.63	0.64	0.67	0.67	0.67[6]
Net investment income	2.94[6]	1.38	1.13	1.64	2.35	2.20[6]
Portfolio turnover (%)	247	336	169	166	87	103[7]

[1]	Six months ended 11-30-22. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Government Income Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
18	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$231,755,830	—	$231,755,830	—
Collateralized mortgage obligations	10,232,631	—	10,232,631	—
Asset backed securities	474,539	—	474,539	—
Short-term investments	4,519,725	$4,519,725	—	—
Total investments in securities	$246,982,725	$4,519,725	$242,463,000	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities,
SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	19

effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2022 were $1,866.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
20	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2022, the fund has a short-term capital loss carryforward of $23,537,121 and a long-term capital loss carryforward of $4,664,856 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.530% of the first $300 million of the fund’s average daily net assets, (b) 0.450% of the next $700 million of the fund’s average daily net assets, and (c) 0.430% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	21

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the total operating expenses at 0.60% for the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. Prior to October 1, 2022, the Advisor contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the total operating expenses at 0.98% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees and short dividend expense. The fee waiver and/or expense reimbursements will expire on September 30, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.
For the six months ended November 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$40,110
Class C	365
Class I	5,455
Class	Expense reduction
Class R6	$5,498
Total	$51,428

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2022, were equivalent to a net annual effective rate of 0.49% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2022, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
22	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $24,560 for the six months ended November 30, 2022. Of this amount, $3,810 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $20,750 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2022, CDSCs received by the Distributor amounted to $3,947 and $91 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$221,761	$105,540
Class C	8,846	1,052
Class I	—	13,528
Class R6	—	1,306
Total	$230,607	$121,426
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	23

Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2022 and for the year ended May 31, 2022 were as follows:
	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,031,966	$8,483,472	2,503,305	$23,337,936
Distributions reinvested	264,203	2,176,211	328,457	3,053,898
Repurchased	(2,187,339)	(18,114,211)	(4,983,170)	(46,268,084)
Net decrease	(891,170)	$(7,454,528)	(2,151,408)	$(19,876,250)
Class C shares
Sold	6,009	$49,897	135,033	$1,290,966
Distributions reinvested	1,895	15,580	2,382	22,172
Repurchased	(59,826)	(488,473)	(280,454)	(2,633,070)
Net decrease	(51,922)	$(422,996)	(143,039)	$(1,319,932)
Class I shares
Sold	5,234,788	$42,636,382	327,346	$3,103,069
Distributions reinvested	44,862	363,222	20,962	195,269
Repurchased	(468,401)	(3,806,139)	(675,304)	(6,290,213)
Net increase (decrease)	4,811,249	$39,193,465	(326,996)	$(2,991,875)
Class R6 shares
Sold	338,908	$2,813,567	892,111	$8,354,750
Distributions reinvested	47,955	395,519	71,148	662,778
Repurchased	(642,210)	(5,336,076)	(1,775,137)	(16,495,961)
Net decrease	(255,347)	$(2,126,990)	(811,878)	$(7,478,433)
Total net increase (decrease)	3,612,810	$29,188,951	(3,433,321)	$(31,666,490)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $36,603,643 and $39,712,730, respectively, for the six months ended November 30, 2022. Purchases and sales of U.S. Treasury obligations aggregated $545,288,793 and $514,443,118, respectively, for the six months ended November 30, 2022.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
24	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	452,257	$414,127	$218,410,515	$(214,304,602)	$(1,555)	$1,240	$138,085	—	$4,519,725
Note 8—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 10—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	25

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	616,518,318.324	22,346,753.662
Noni L. Ellison	617,240,759.341	21,624,312.645
Dean C. Garfield	616,232,946.892	22,632,125.094
Patricia Lizarraga	617,683,558.095	21,181,513.891
Frances G. Rathke	614,483,486.147	24,381,585.839

Non-Independent Trustees
Andrew G. Arnott	615,231,800.904	23,633,271.082
Marianne Harrison	615,166,431.221	23,698,640.765
Paul Lorentz	615,997,259.581	22,867,812.405
26	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Government Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	27

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
28	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2021. The Board also noted that the fund outperformed its peer group median for the ten-year period and underperformed for the one-, three- and five-year periods ended December 31, 2021. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index relative to the one-, three-, five- and ten-year periods and the peer group median for the one-, three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	29

The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
30	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	31

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
32	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	33

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*,#
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Connor Minnaar, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
# Mr. Burgess is retiring effective December 31, 2022.
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
34	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

John Hancock family of funds
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Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Government Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2630365	56SA 11/22
1/2023

Semiannual report
John Hancock
High Yield Fund
Fixed income
November 30, 2022

A message to shareholders
Dear shareholder,
U.S. bonds declined during the six months ended November 30, 2022, as bond yields rose to their highest levels in more than a decade. The catalyst was surging inflation, driven largely by rising food and energy prices. The U.S. Federal Reserve continued its inflation-fighting campaign by raising short-term interest rates four times during the period, boosting the federal funds rate target to its highest level since January 2008.
In this environment, bond yields moved broadly higher, with the 10-year U.S. Treasury bond yield cresting above 4% for the first time since 2008. In terms of sector performance, residential mortgage-backed securities and investment-grade corporate bonds declined the most, while high-yield corporate bonds and asset-backed securities held up the best.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
High Yield Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
20	Financial statements
23	Financial highlights
28	Notes to financial statements
38	Shareholder meeting
39	Evaluation of advisory and subadvisory agreements by the Board of Trustees
46	More information
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks high current income. Capital appreciation is a secondary goal.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2022 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) U.S. High Yield Index tracks the performance of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market and includes issues with a credit rating of BBB or below.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2022 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-22 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	3

TOP 10 ISSUERS AS OF 11/30/2022 (% of net assets)
CCO Holdings LLC	2.0
Occidental Petroleum Corp.	1.7
Ford Motor Company	1.5
Uber Technologies, Inc.	1.5
Netflix, Inc.	1.4
Carnival Corp.	1.4
Sprint LLC	1.2
Cheniere Energy Partners LP	1.1
Altice	1.1
VICI Properties LP	1.1
TOTAL	14.0
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 11/30/2022 (% of net assets)
United States	83.9
Canada	4.9
Luxembourg	2.3
United Kingdom	1.5
Japan	1.4
Ireland	1.3
France	1.2
Bermuda	1.0
Other countries	2.5
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2022	Ending value on 11-30-2022	Expenses paid during period ended 11-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$963.90	$4.48	0.91%
	Hypothetical example	1,000.00	1,020.50	4.61	0.91%
Class C	Actual expenses/actual returns	1,000.00	960.30	8.16	1.66%
	Hypothetical example	1,000.00	1,016.70	8.39	1.66%
Class I	Actual expenses/actual returns	1,000.00	965.10	3.25	0.66%
	Hypothetical example	1,000.00	1,021.80	3.35	0.66%
Class R6	Actual expenses/actual returns	1,000.00	962.30	2.71	0.55%
	Hypothetical example	1,000.00	1,022.30	2.79	0.55%
Class NAV	Actual expenses/actual returns	1,000.00	965.70	2.66	0.54%
	Hypothetical example	1,000.00	1,022.40	2.74	0.54%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
6	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 91.3%				$1,067,782,701
(Cost $1,200,772,164)
Communication services 22.2%				259,658,021
Diversified telecommunication services 2.9%
British Telecommunications PLC	5.125	12-04-28	1,226,000	1,203,295
Connect Finco SARL (A)	6.750	10-01-26	6,940,000	6,558,300
Consolidated Communications, Inc. (A)	6.500	10-01-28	3,000,000	2,468,400
Frontier Florida LLC	6.860	02-01-28	4,650,000	4,324,500
GCI LLC (A)	4.750	10-15-28	7,935,000	6,798,153
Iliad Holding SASU (A)	6.500	10-15-26	5,360,000	5,098,673
Level 3 Financing, Inc. (A)	3.875	11-15-29	2,320,000	1,802,918
Level 3 Financing, Inc. (A)	4.625	09-15-27	3,965,000	3,340,513
Zayo Group Holdings, Inc. (A)	6.125	03-01-28	4,215,000	2,286,638
Entertainment 4.4%
AMC Entertainment Holdings, Inc. (A)	10.000	06-15-26	6,235,000	2,330,082
Cinemark USA, Inc. (A)	8.750	05-01-25	5,250,000	5,355,131
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29	6,045,000	3,929,250
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	9,250,000	8,348,033
Netflix, Inc. (A)	4.875	06-15-30	5,305,000	5,010,811
Netflix, Inc. (A)	5.375	11-15-29	4,950,000	4,858,470
Netflix, Inc.	5.875	11-15-28	2,500,000	2,525,525
Netflix, Inc.	6.375	05-15-29	4,900,000	5,054,938
Playtika Holding Corp. (A)	4.250	03-15-29	4,121,000	3,342,832
ROBLOX Corp. (A)	3.875	05-01-30	5,935,000	4,856,492
WMG Acquisition Corp. (A)	3.000	02-15-31	4,745,000	3,932,680
WMG Acquisition Corp. (A)	3.875	07-15-30	1,500,000	1,300,004
Interactive media and services 2.7%
ANGI Group LLC (A)	3.875	08-15-28	3,280,000	2,464,100
Arches Buyer, Inc. (A)	6.125	12-01-28	4,512,000	3,625,798
Cars.com, Inc. (A)	6.375	11-01-28	4,120,000	3,574,091
Match Group Holdings II LLC (A)	3.625	10-01-31	3,000,000	2,292,516
Match Group Holdings II LLC (A)	5.625	02-15-29	3,300,000	3,033,897
TripAdvisor, Inc. (A)	7.000	07-15-25	7,200,000	7,110,841
ZipRecruiter, Inc. (A)	5.000	01-15-30	3,120,000	2,547,605
ZoomInfo Technologies LLC (A)	3.875	02-01-29	8,780,000	7,416,203
Media 9.7%
Altice Financing SA (A)	5.000	01-15-28	3,000,000	2,447,640
Altice Financing SA (A)	5.750	08-15-29	2,405,000	1,966,713
Altice France Holding SA (A)	6.000	02-15-28	2,890,000	1,938,006
Altice France Holding SA (A)	10.500	05-15-27	4,070,000	3,215,300
Altice France SA (A)	5.500	10-15-29	4,550,000	3,648,827
CCO Holdings LLC (A)	4.250	01-15-34	4,980,000	3,879,420
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
CCO Holdings LLC (A)	4.500	08-15-30	8,679,000	$7,312,058
CCO Holdings LLC (A)	4.500	06-01-33	4,480,000	3,555,373
CCO Holdings LLC (A)	5.125	05-01-27	6,000,000	5,678,940
CCO Holdings LLC (A)	5.375	06-01-29	3,850,000	3,493,760
CSC Holdings LLC (A)	4.625	12-01-30	3,400,000	2,156,136
CSC Holdings LLC (A)	6.500	02-01-29	7,800,000	7,108,296
DISH Network Corp. (A)	11.750	11-15-27	4,610,000	4,738,296
Gannett Holdings LLC (A)	6.000	11-01-26	3,970,000	3,156,185
iHeartCommunications, Inc.	8.375	05-01-27	8,287,000	7,375,430
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	5,493,000	5,195,993
News Corp. (A)	5.125	02-15-32	5,921,000	5,427,781
Radiate Holdco LLC (A)	4.500	09-15-26	8,300,000	6,786,910
Radiate Holdco LLC (A)	6.500	09-15-28	7,930,000	4,279,821
Sirius XM Radio, Inc. (A)	4.000	07-15-28	6,170,000	5,453,169
Sirius XM Radio, Inc. (A)	5.500	07-01-29	2,900,000	2,700,190
Stagwell Global LLC (A)	5.625	08-15-29	8,800,000	7,546,000
Townsquare Media, Inc. (A)	6.875	02-01-26	7,803,000	7,238,909
Virgin Media Finance PLC (A)	5.000	07-15-30	3,905,000	3,249,351
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	3,900,000	3,603,054
Wireless telecommunication services 2.5%
SoftBank Group Corp.	5.125	09-19-27	4,000,000	3,466,502
SoftBank Group Corp.	5.250	07-06-31	3,000,000	2,408,931
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	5,469,000	4,369,578
Sprint LLC	7.125	06-15-24	9,175,000	9,369,353
Sprint LLC	7.875	09-15-23	4,750,000	4,852,790
U.S. Cellular Corp.	6.700	12-15-33	6,000,000	5,248,620
Consumer discretionary 14.1%				165,338,483
Auto components 1.4%
American Axle & Manufacturing, Inc.	6.875	07-01-28	5,085,000	4,896,855
Dealer Tire LLC (A)	8.000	02-01-28	4,000,000	3,448,680
The Goodyear Tire & Rubber Company	5.000	07-15-29	3,350,000	2,914,500
The Goodyear Tire & Rubber Company	5.250	04-30-31	3,235,000	2,765,925
The Goodyear Tire & Rubber Company	9.500	05-31-25	2,000,000	2,080,280
Automobiles 2.4%
Ford Motor Company	3.250	02-12-32	1,187,000	938,116
Ford Motor Company	4.750	01-15-43	8,000,000	5,920,310
Ford Motor Credit Company LLC	4.000	11-13-30	1,900,000	1,607,115
Ford Motor Credit Company LLC	4.134	08-04-25	10,000,000	9,462,500
Nissan Motor Company, Ltd. (A)	3.522	09-17-25	6,380,000	5,910,869
Thor Industries, Inc. (A)	4.000	10-15-29	5,000,000	3,974,314
8	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 1.0%
Garda World Security Corp. (A)	4.625	02-15-27	4,395,000	$3,947,106
Sotheby’s (A)	7.375	10-15-27	4,930,000	4,801,795
Stena International SA (A)	6.125	02-01-25	3,400,000	3,160,836
Hotels, restaurants and leisure 6.7%
Affinity Gaming (A)	6.875	12-15-27	5,870,000	5,035,521
Carnival Corp. (A)	6.000	05-01-29	3,911,000	2,776,810
Carnival Corp. (A)	7.625	03-01-26	4,080,000	3,437,400
Carnival Corp. (A)	10.500	06-01-30	4,000,000	3,424,560
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28	3,425,000	3,566,110
CEC Entertainment LLC (A)	6.750	05-01-26	4,030,000	3,769,702
Choice Hotels International, Inc.	3.700	12-01-29	4,625,000	4,046,378
Full House Resorts, Inc. (A)	8.250	02-15-28	4,100,000	3,649,820
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	4,572,000	3,773,729
International Game Technology PLC (A)	6.250	01-15-27	1,500,000	1,490,625
International Game Technology PLC (A)	6.500	02-15-25	3,660,000	3,678,822
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	1,600,000	1,440,000
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29	1,047,000	882,079
MGM Resorts International	6.000	03-15-23	4,500,000	4,500,216
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	4,000,000	3,454,040
Mohegan Gaming & Entertainment (A)	8.000	02-01-26	3,540,000	3,323,883
NCL Corp., Ltd. (A)	5.875	03-15-26	3,260,000	2,674,117
New Red Finance, Inc. (A)	3.875	01-15-28	4,000,000	3,569,950
Raptor Acquisition Corp. (A)	4.875	11-01-26	3,115,000	2,747,681
Royal Caribbean Cruises, Ltd. (A)	9.250	01-15-29	4,580,000	4,688,821
Travel + Leisure Company (A)	4.625	03-01-30	4,557,000	3,692,332
Travel + Leisure Company (A)	6.625	07-31-26	2,760,000	2,704,373
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	3,235,000	2,892,936
Yum! Brands, Inc.	5.375	04-01-32	4,175,000	3,872,605
Household durables 0.4%
KB Home	4.000	06-15-31	4,166,000	3,324,010
KB Home	7.250	07-15-30	1,301,000	1,241,865
Multiline retail 0.5%
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	2,665,000	2,478,850
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	480,000	433,200
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	440,000	390,606
Nordstrom, Inc.	4.250	08-01-31	2,900,000	2,251,966
Specialty retail 1.6%
Carvana Company (A)	5.625	10-01-25	4,180,000	1,881,000
Carvana Company (A)	5.875	10-01-28	3,050,000	1,070,398
Group 1 Automotive, Inc. (A)	4.000	08-15-28	3,825,000	3,244,554
Lithia Motors, Inc. (A)	3.875	06-01-29	5,230,000	4,387,970
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Lithia Motors, Inc. (A)	4.375	01-15-31	7,075,000	$5,983,929
The Michaels Companies, Inc. (A)	7.875	05-01-29	3,400,000	2,010,250
Textiles, apparel and luxury goods 0.1%
Kontoor Brands, Inc. (A)	4.125	11-15-29	2,110,000	1,718,174
Consumer staples 3.5%				41,483,882
Food and staples retailing 0.7%
Albertsons Companies, Inc. (A)	4.875	02-15-30	4,000,000	3,568,960
Performance Food Group, Inc. (A)	4.250	08-01-29	1,690,000	1,501,852
U.S. Foods, Inc. (A)	4.750	02-15-29	3,250,000	2,896,140
Food products 2.3%
Coruripe Netherlands BV (A)	10.000	02-10-27	1,000,000	830,900
Darling Ingredients, Inc. (A)	5.250	04-15-27	4,400,000	4,258,540
JBS USA LUX SA (A)	5.750	04-01-33	4,745,000	4,596,624
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	5,355,000	4,735,855
Pilgrim’s Pride Corp. (A)	4.250	04-15-31	6,070,000	5,260,444
Post Holdings, Inc. (A)	5.500	12-15-29	4,295,000	3,944,807
Post Holdings, Inc. (A)	5.625	01-15-28	3,400,000	3,243,702
Post Holdings, Inc. (A)	5.750	03-01-27	988,000	963,147
Household products 0.5%
Edgewell Personal Care Company (A)	4.125	04-01-29	2,670,000	2,318,975
Edgewell Personal Care Company (A)	5.500	06-01-28	3,570,000	3,363,936
Energy 11.5%				133,896,008
Energy equipment and services 1.1%
CSI Compressco LP (A)	7.500	04-01-25	2,500,000	2,290,106
CSI Compressco LP (A)	7.500	04-01-25	2,246,000	2,057,432
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (A)	10.000	04-01-26	7,303,016	6,426,654
Tervita Corp. (A)	11.000	12-01-25	2,034,000	2,211,975
Oil, gas and consumable fuels 10.4%
Antero Midstream Partners LP (A)	5.375	06-15-29	2,500,000	2,306,250
Antero Resources Corp. (A)	7.625	02-01-29	1,783,000	1,819,269
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	4,850,000	4,371,014
Cheniere Energy Partners LP	3.250	01-31-32	6,459,000	5,256,011
Cheniere Energy Partners LP	4.000	03-01-31	3,835,000	3,350,831
Cheniere Energy Partners LP	4.500	10-01-29	5,235,000	4,805,730
CNX Resources Corp. (A)	6.000	01-15-29	2,800,000	2,646,644
Continental Resources, Inc. (A)	5.750	01-15-31	6,800,000	6,366,888
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (B)	7.375	12-15-22	4,960,000	4,960,992
Delek Logistics Partners LP (A)	7.125	06-01-28	3,110,000	2,881,042
10	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	5,890,000	$5,758,048
Endeavor Energy Resources LP (A)	5.750	01-30-28	3,500,000	3,444,700
EQM Midstream Partners LP (A)	7.500	06-01-30	4,862,000	4,904,470
Hess Midstream Operations LP (A)	5.500	10-15-30	945,000	866,226
MEG Energy Corp. (A)	5.875	02-01-29	3,248,000	3,082,352
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	6,000,000	5,929,080
New Fortress Energy, Inc. (A)	6.500	09-30-26	5,555,000	5,368,658
Occidental Petroleum Corp.	4.400	04-15-46	2,900,000	2,291,000
Occidental Petroleum Corp.	5.500	12-01-25	2,950,000	2,942,625
Occidental Petroleum Corp.	6.375	09-01-28	7,305,000	7,458,405
Occidental Petroleum Corp.	6.625	09-01-30	7,005,000	7,307,861
Parkland Corp. (A)	4.500	10-01-29	5,320,000	4,482,100
Parkland Corp. (A)	5.875	07-15-27	5,400,000	5,178,114
Parsley Energy LLC (A)	4.125	02-15-28	4,530,000	4,160,673
Range Resources Corp.	8.250	01-15-29	2,800,000	2,921,156
Southwestern Energy Company	4.750	02-01-32	1,585,000	1,385,733
Southwestern Energy Company	8.375	09-15-28	4,100,000	4,257,577
Sunoco LP	4.500	04-30-30	2,175,000	1,887,052
Talos Production, Inc.	12.000	01-15-26	4,220,000	4,409,900
Targa Resources Partners LP	6.875	01-15-29	4,000,000	4,109,440
Financials 6.7%				77,830,082
Banks 3.5%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)	6.100	03-17-25	5,200,000	5,070,624
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	3,900,000	3,675,750
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,780,000	1,846,750
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)	5.650	10-06-25	4,000,000	3,850,062
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25	3,515,000	3,570,952
Freedom Mortgage Corp. (A)	6.625	01-15-27	3,520,000	2,801,628
Freedom Mortgage Corp. (A)	8.125	11-15-24	4,540,000	4,176,800
Freedom Mortgage Corp. (A)	8.250	04-15-25	2,457,000	2,190,366
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	2,700,000	2,540,322
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (B)	6.000	12-29-25	4,000,000	3,660,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	4,080,000	$3,835,200
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	3,600,000	3,524,040
Consumer finance 1.5%
Ally Financial, Inc.	7.100	11-15-27	5,125,000	5,270,531
Avation Capital SA (8.250% Cash or 9.000% PIK) (A)	8.250	10-31-26	2,098,579	1,678,863
Enova International, Inc. (A)	8.500	09-15-25	4,425,000	4,071,000
goeasy, Ltd. (A)	5.375	12-01-24	3,000,000	2,842,500
World Acceptance Corp. (A)	7.000	11-01-26	4,980,000	2,925,726
Insurance 0.8%
Athene Holding, Ltd.	6.150	04-03-30	4,700,000	4,743,659
Athene Holding, Ltd.	6.650	02-01-33	3,500,000	3,502,243
Ryan Specialty Group LLC (A)	4.375	02-01-30	1,615,000	1,380,825
Mortgage real estate investment trusts 0.2%
Starwood Property Trust, Inc. (A)	5.500	11-01-23	2,300,000	2,292,111
Thrifts and mortgage finance 0.7%
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,025,000	2,750,058
NMI Holdings, Inc. (A)	7.375	06-01-25	5,600,000	5,630,072
Health care 4.7%				55,289,048
Health care equipment and supplies 0.1%
Varex Imaging Corp. (A)	7.875	10-15-27	689,000	678,225
Health care providers and services 3.9%
AdaptHealth LLC (A)	4.625	08-01-29	4,030,000	3,363,979
Centene Corp.	3.375	02-15-30	2,090,000	1,780,289
Centene Corp.	4.625	12-15-29	2,415,000	2,245,552
DaVita, Inc. (A)	3.750	02-15-31	3,645,000	2,679,075
DaVita, Inc. (A)	4.625	06-01-30	6,415,000	5,192,814
Encompass Health Corp.	4.750	02-01-30	2,395,000	2,125,563
HCA, Inc.	3.500	09-01-30	2,800,000	2,406,516
HCA, Inc.	5.375	02-01-25	9,000,000	8,985,271
HealthEquity, Inc. (A)	4.500	10-01-29	2,775,000	2,431,178
Select Medical Corp. (A)	6.250	08-15-26	5,890,000	5,700,695
Tenet Healthcare Corp. (A)	6.125	10-01-28	3,000,000	2,647,500
U.S. Renal Care, Inc. (A)	10.625	07-15-27	5,900,000	2,349,089
Universal Health Services, Inc. (A)	2.650	10-15-30	5,010,000	4,005,445
Pharmaceuticals 0.7%
Bausch Health Companies, Inc. (A)	9.000	01-30-28	503,000	494,198
Bausch Health Companies, Inc. (A)	11.000	09-30-28	892,000	684,610
12	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Bausch Health Companies, Inc. (A)	14.000	10-15-30	177,000	$98,200
Organon & Company (A)	4.125	04-30-28	4,050,000	3,644,919
Organon & Company (A)	5.125	04-30-31	4,255,000	3,775,930
Industrials 12.0%				140,701,422
Aerospace and defense 0.7%
Bombardier, Inc. (A)	7.125	06-15-26	30,000	29,475
Bombardier, Inc. (A)	7.875	04-15-27	8,320,000	8,184,717
Howmet Aerospace, Inc.	5.950	02-01-37	325,000	307,171
Air freight and logistics 0.2%
Watco Companies LLC (A)	6.500	06-15-27	2,502,000	2,431,018
Airlines 1.6%
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	1,906,593	1,906,232
American Airlines, Inc. (A)	11.750	07-15-25	5,200,000	5,774,771
Delta Air Lines, Inc.	7.375	01-15-26	4,000,000	4,132,320
Spirit Loyalty Cayman, Ltd. (A)	8.000	09-20-25	2,849,999	2,881,919
U.S. Airways Group, Inc. (C)(D)	1.000	06-01-12	606,056	0
United Airlines, Inc. (A)	4.625	04-15-29	4,210,000	3,747,814
Virgin Australia Holdings Proprietary, Ltd. (A)(C)	8.125	11-15-24	2,799,000	13,995
Building products 0.8%
Builders FirstSource, Inc. (A)	4.250	02-01-32	5,530,000	4,482,952
Builders FirstSource, Inc. (A)	6.375	06-15-32	2,680,000	2,475,965
MIWD Holdco II LLC (A)	5.500	02-01-30	3,415,000	2,800,300
Commercial services and supplies 2.4%
Allied Universal Holdco LLC (A)	6.625	07-15-26	6,700,000	6,365,000
APX Group, Inc. (A)	5.750	07-15-29	3,990,000	3,396,727
APX Group, Inc. (A)	6.750	02-15-27	5,000,000	4,900,000
Cimpress PLC (A)	7.000	06-15-26	10,800,000	7,536,551
GFL Environmental, Inc. (A)	4.250	06-01-25	4,150,000	3,952,409
Harsco Corp. (A)	5.750	07-31-27	2,920,000	2,357,900
Construction and engineering 1.7%
AECOM	5.125	03-15-27	2,700,000	2,626,776
Arcosa, Inc. (A)	4.375	04-15-29	2,975,000	2,587,239
Dycom Industries, Inc. (A)	4.500	04-15-29	3,690,000	3,169,120
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	4,505,000	3,491,375
MasTec, Inc. (A)	4.500	08-15-28	2,385,000	2,153,276
Tutor Perini Corp. (A)	6.875	05-01-25	3,500,000	3,046,206
Williams Scotsman International, Inc. (A)	4.625	08-15-28	1,395,000	1,268,334
Williams Scotsman International, Inc. (A)	6.125	06-15-25	1,932,000	1,912,680
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.3%
Vertiv Group Corp. (A)	4.125	11-15-28	3,272,000	$2,813,920
Machinery 0.9%
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	6,179,000	5,970,829
TK Elevator Holdco GmbH (A)	7.625	07-15-28	1,426,000	1,183,580
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	3,260,000	2,958,515
Road and rail 1.5%
The Hertz Corp. (A)	4.625	12-01-26	490,000	425,061
Uber Technologies, Inc. (A)	6.250	01-15-28	4,700,000	4,535,500
Uber Technologies, Inc. (A)	7.500	09-15-27	5,700,000	5,729,640
Uber Technologies, Inc. (A)	8.000	11-01-26	7,230,000	7,312,309
Trading companies and distributors 1.9%
Ashland LLC	6.875	05-15-43	2,710,000	2,659,188
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	5,165,000	4,343,507
Boise Cascade Company (A)	4.875	07-01-30	3,125,000	2,681,756
H&E Equipment Services, Inc. (A)	3.875	12-15-28	3,600,000	3,113,244
United Rentals North America, Inc.	3.875	02-15-31	2,665,000	2,292,726
United Rentals North America, Inc. (A)	6.000	12-15-29	4,095,000	4,115,475
WESCO Distribution, Inc. (A)	7.250	06-15-28	2,600,000	2,633,930
Information technology 5.9%				68,527,819
Communications equipment 0.1%
CommScope, Inc. (A)	8.250	03-01-27	2,020,000	1,733,978
IT services 2.0%
Block, Inc.	3.500	06-01-31	6,035,000	4,897,463
Gartner, Inc. (A)	3.750	10-01-30	5,800,000	5,017,000
Sabre GLBL, Inc. (A)	7.375	09-01-25	3,430,000	3,267,075
Sabre GLBL, Inc. (A)	9.250	04-15-25	5,500,000	5,486,250
Virtusa Corp. (A)	7.125	12-15-28	5,700,000	4,275,000
Semiconductors and semiconductor equipment 0.7%
Entegris Escrow Corp. (A)	4.750	04-15-29	5,401,000	4,888,362
Qorvo, Inc. (A)	3.375	04-01-31	3,600,000	2,886,336
Software 1.8%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26	2,345,000	2,165,608
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	6,286,000	5,704,549
NCR Corp. (A)	5.125	04-15-29	1,560,000	1,341,927
NCR Corp. (A)	5.250	10-01-30	3,145,000	2,652,623
Open Text Corp. (A)	6.900	12-01-27	1,698,000	1,700,123
Ziff Davis, Inc. (A)	4.625	10-15-30	8,912,000	7,760,367
Technology hardware, storage and peripherals 1.3%
CDW LLC	3.250	02-15-29	3,000,000	2,543,940
Seagate HDD Cayman	5.750	12-01-34	6,760,000	5,653,050
Xerox Corp.	6.750	12-15-39	2,608,000	2,007,048
14	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Xerox Holdings Corp. (A)	5.500	08-15-28	5,650,000	$4,547,120
Materials 4.4%				52,031,160
Chemicals 0.6%
SCIL IV LLC (A)	5.375	11-01-26	1,763,000	1,476,936
The Scotts Miracle-Gro Company	4.000	04-01-31	2,035,000	1,546,600
Trinseo Materials Operating SCA (A)	5.125	04-01-29	6,700,000	4,262,875
Containers and packaging 1.4%
ARD Finance SA (6.500% Cash or 7.250% PIK) (A)	6.500	06-30-27	2,591,523	1,917,727
Ardagh Packaging Finance PLC (A)	5.250	08-15-27	3,010,000	2,276,463
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	2,630,000	2,364,370
Sealed Air Corp. (A)	4.000	12-01-27	3,150,000	2,828,133
Sealed Air Corp. (A)	6.875	07-15-33	4,400,000	4,310,513
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,425,000	3,218,370
Metals and mining 2.4%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	5,000,000	4,381,550
Arconic Corp. (A)	6.000	05-15-25	5,540,000	5,456,515
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	7,000,000	6,667,647
FMG Resources August 2006 Proprietary, Ltd. (A)	4.375	04-01-31	4,000,000	3,370,000
FMG Resources August 2006 Proprietary, Ltd. (A)	4.500	09-15-27	2,000,000	1,830,000
Freeport-McMoRan, Inc.	4.250	03-01-30	2,960,000	2,636,226
Novelis Corp. (A)	4.750	01-30-30	3,455,000	3,071,835
QVC, Inc.	4.375	09-01-28	620,000	415,400
Real estate 4.2%				48,655,052
Equity real estate investment trusts 3.4%
Diversified Healthcare Trust	9.750	06-15-25	3,770,000	3,633,153
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	4,140,000	3,498,259
Iron Mountain, Inc. (A)	4.875	09-15-29	6,675,000	5,869,143
RLJ Lodging Trust LP (A)	3.750	07-01-26	7,691,000	6,995,736
RLJ Lodging Trust LP (A)	4.000	09-15-29	3,325,000	2,786,234
SBA Tower Trust (A)	6.599	01-15-28	3,591,000	3,606,948
VICI Properties LP (A)	4.250	12-01-26	3,935,000	3,660,261
VICI Properties LP (A)	4.625	12-01-29	5,910,000	5,362,576
VICI Properties LP (A)	5.750	02-01-27	4,000,000	3,876,068
Real estate management and development 0.8%
Realogy Group LLC (A)	5.250	04-15-30	6,187,000	4,547,445
Realogy Group LLC (A)	5.750	01-15-29	3,390,000	2,593,079
WeWork Companies, Inc. (A)	7.875	05-01-25	4,365,000	2,226,150
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	15

	Rate (%)	Maturity date	Par value^	Value
Utilities 2.1%				$24,371,724
Electric utilities 1.2%
NRG Energy, Inc. (A)	3.625	02-15-31	9,860,000	7,884,549
Vistra Operations Company LLC (A)	5.625	02-15-27	6,430,000	6,220,724
Gas utilities 0.7%
AmeriGas Partners LP	5.500	05-20-25	2,900,000	2,813,000
AmeriGas Partners LP	5.750	05-20-27	5,150,000	4,913,100
Independent power and renewable electricity producers 0.2%

Clearway Energy Operating LLC (A)	4.750	03-15-28	2,750,000	2,540,351
Term loans (E) 3.0%				$34,163,376
(Cost $39,885,099)
Communication services 0.7%				7,532,386
Interactive media and services 0.2%
Dotdash Meredith, Inc., Term Loan B (1 month SOFR + 4.000%)	7.844	12-01-28	2,574,990	2,227,366
Media 0.5%
AP Core Holdings II LLC, High-Yield Term Loan B2 (F)	TBD	09-01-27	6,000,000	5,305,020
Consumer discretionary 0.3%				3,624,444
Hotels, restaurants and leisure 0.2%
Carnival Corp., USD Term Loan B (6 month LIBOR + 3.000%)	5.877	06-30-25	1,723,552	1,655,144
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (C)(D)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (C)(D)	0.000	06-06-21	1,618,638	0
Great Canadian Gaming Corp., 2021 Term Loan (3 month LIBOR + 4.000%)	7.602	11-01-26	379,050	370,995
Leisure products 0.1%
J&J Ventures Gaming LLC, Term Loan (3 month LIBOR + 4.000%)	7.674	04-26-28	1,668,150	1,598,305
Energy 0.2%				2,421,428
Oil, gas and consumable fuels 0.2%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan (3 month LIBOR + 9.000%)	12.941	11-01-25	2,297,000	2,421,428
Health care 1.6%				18,898,360
Health care equipment and supplies 0.4%
Bausch & Lomb, Inc., Term Loan (1 month SOFR + 3.250%)	7.149	05-10-27	4,778,025	4,522,401
Health care providers and services 0.5%
Cano Health LLC, 2022 Term Loan (1 month SOFR + 4.000%)	8.186	11-23-27	2,781,494	1,963,262
16	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Mamba Purchaser, Inc., 2021 Term Loan (1 month LIBOR + 3.250%)	7.266	10-16-28	1,393,000	$1,330,315
Select Medical Corp., 2017 Term Loan B (1 month LIBOR + 2.500%)	6.580	03-06-25	3,000,000	2,940,930
Pharmaceuticals 0.7%
Bausch Health Companies, Inc., 2022 Term Loan B (1 month SOFR + 5.250%)	9.046	02-01-27	10,971,125	8,141,452
Industrials 0.0%				2,964
Building products 0.0%
Standard Industries, Inc., 2021 Term Loan B (6 month LIBOR + 2.250%)	6.425	09-22-28	3,000	2,964
Information technology 0.2%				1,683,794
Software 0.2%

Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	8.494	02-01-29	2,227,418	1,683,794
Collateralized mortgage obligations 0.1%				$1,312,689
(Cost $0)
Commercial and residential 0.1%				1,312,689
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	38,161,254	446,296
Series 2007-4, Class ES IO	0.350	07-19-47	39,596,899	456,790
Series 2007-6, Class ES IO (A)	0.343	08-19-37	40,760,613	409,603

	Shares	Value
Common stocks 0.0%		$4,523
(Cost $6,708,354)
Communication services 0.0%		0
Media 0.0%
Granite Broadcasting Corp. (D)(G)	11,688	0
Vertis Holdings, Inc. (D)(G)	560,094	0
Energy 0.0%		0
Energy equipment and services 0.0%
TPT Acquisition, Inc. (D)(G)	2,560	0
Industrials 0.0%		4,523
Professional services 0.0%

Clarivate PLC (G)	462	4,523
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	17

	Shares	Value

Preferred securities 0.6%		$7,081,179
(Cost $13,137,281)
Industrials 0.4%		4,323,249
Construction and engineering 0.2%
Glasstech, Inc., Series A (D)(G)(H)	143	128,700
Glasstech, Inc., Series B (D)(G)(H)	4,475	1,606,749
Professional services 0.2%
Clarivate PLC, 5.250%	60,000	2,587,800
Information technology 0.1%		1,197,346
IT services 0.1%
Sabre Corp., 6.500%	14,600	1,197,346
Utilities 0.1%		1,560,584
Independent power and renewable electricity producers 0.1%
The AES Corp., 6.875%	15,200	1,560,584

Warrants 0.0%		$12,904
(Cost $0)
Avation Capital SA (Expiration Date: 10-31-26; Strike Price: GBP 114.50) (G)	35,700	12,904

	Par value^	Value
Escrow certificates 0.0%		$3,682
(Cost $0)
Green Field Energy Services, Inc. (A)(D)(G)	250,000	0
Green Field Energy Services, Inc. (A)(D)(G)	6,000	0
LSC Communications, Inc. (A)(G)	5,845,000	3,682

	Yield (%)	Shares	Value
Short-term investments 4.1%			$47,844,052
(Cost $47,832,442)
Short-term funds 4.1%			47,844,052
John Hancock Collateral Trust (I)	3.8739(J)	4,787,421	47,844,052

Total investments (Cost $1,308,335,340) 99.1%	$1,158,205,106
Other assets and liabilities, net 0.9%	11,063,812
Total net assets 100.0%	$1,169,268,918

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
GBP	Pound Sterling

18	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $799,295,955 or 68.4% of the fund’s net assets as of 11-30-22.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Non-income producing security.
(H)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 11-30-22.
At 11-30-22, the aggregate cost of investments for federal income tax purposes was $1,315,104,586. Net unrealized depreciation aggregated to $156,899,480, of which $7,005,367 related to gross unrealized appreciation and $163,904,847 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	19

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,260,502,898)	$1,110,361,054
Affiliated investments, at value (Cost $47,832,442)	47,844,052
Total investments, at value (Cost $1,308,335,340)	1,158,205,106
Cash	41,087
Foreign currency, at value (Cost $614)	614
Dividends and interest receivable	19,718,878
Receivable for fund shares sold	672,462
Receivable for investments sold	6,480,598
Other assets	172,199
Total assets	1,185,290,944
Liabilities
Distributions payable	145,710
Payable for investments purchased	14,164,026
Payable for fund shares repurchased	1,508,080
Payable to affiliates
Accounting and legal services fees	61,423
Transfer agent fees	35,443
Trustees’ fees	193
Other liabilities and accrued expenses	107,151
Total liabilities	16,022,026
Net assets	$1,169,268,918
Net assets consist of
Paid-in capital	$1,842,282,018
Total distributable earnings (loss)	(673,013,100)
Net assets	$1,169,268,918

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($237,686,702 ÷ 81,658,286 shares)[1]	$2.91
Class C ($10,056,768 ÷ 3,455,314 shares)[1]	$2.91
Class I ($103,792,429 ÷ 35,661,856 shares)	$2.91
Class R6 ($32,608,943 ÷ 11,227,036 shares)	$2.90
Class NAV ($785,124,076 ÷ 270,129,935 shares)	$2.91
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$3.03

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
20	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-22 (unaudited)

Investment income
Interest	$37,171,087
Dividends from affiliated investments	471,849
Dividends	328,075
Other income	661
Total investment income	37,971,672
Expenses
Investment management fees	2,992,654
Distribution and service fees	363,195
Accounting and legal services fees	91,155
Transfer agent fees	216,796
Trustees’ fees	11,605
Custodian fees	65,440
State registration fees	36,625
Printing and postage	21,453
Professional fees	61,801
Other	38,151
Total expenses	3,898,875
Less expense reductions	(50,038)
Net expenses	3,848,837
Net investment income	34,122,835
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(29,653,074)
Affiliated investments	(7,730)
Swap contracts	83,064
(29,577,740)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(52,290,283)
Affiliated investments	11,610
(52,278,673)
Net realized and unrealized loss	(81,856,413)
Decrease in net assets from operations	$(47,733,578)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	21

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-22 (unaudited)	Year ended 5-31-22
Increase (decrease) in net assets
From operations
Net investment income	$34,122,835	$69,537,170
Net realized gain (loss)	(29,577,740)	8,393,698
Change in net unrealized appreciation (depreciation)	(52,278,673)	(149,208,166)
Decrease in net assets resulting from operations	(47,733,578)	(71,277,298)
Distributions to shareholders
From earnings
Class A	(7,152,936)	(13,524,621)
Class C	(303,921)	(814,100)
Class I	(3,258,433)	(5,058,812)
Class R6	(1,015,068)	(1,726,006)
Class NAV	(25,285,489)	(51,605,053)
Total distributions	(37,015,847)	(72,728,592)
From fund share transactions	(35,381,397)	(59,283,374)
Total decrease	(120,130,822)	(203,289,264)
Net assets
Beginning of period	1,289,399,740	1,492,689,004
End of period	$1,169,268,918	$1,289,399,740
22	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$3.11	$3.45	$3.16	$3.37	$3.41	$3.54
Net investment income[2]	0.08	0.15	0.16	0.17	0.19	0.19
Net realized and unrealized gain (loss) on investments	(0.19)	(0.33)	0.29	(0.20)	(0.04)	(0.13)
Total from investment operations	(0.11)	(0.18)	0.45	(0.03)	0.15	0.06
Less distributions
From net investment income	(0.09)	(0.16)	(0.16)	(0.18)	(0.19)	(0.19)
Net asset value, end of period	$2.91	$3.11	$3.45	$3.16	$3.37	$3.41
Total return (%)[3,4]	(3.61)[5]	(5.39)	14.51	(1.12)	4.46	1.60
Ratios and supplemental data
Net assets, end of period (in millions)	$238	$260	$288	$262	$309	$336
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[6]	0.91	0.92	0.94	0.94	0.94
Expenses including reductions	0.91[6]	0.90	0.91	0.93	0.94	0.93
Net investment income	5.40[6]	4.60	4.71	5.23	5.66	5.50
Portfolio turnover (%)	16	43	74	59	59	52

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	23

CLASS C SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$3.11	$3.45	$3.16	$3.37	$3.41	$3.54
Net investment income[2]	0.07	0.13	0.13	0.15	0.17	0.17
Net realized and unrealized gain (loss) on investments	(0.19)	(0.33)	0.30	(0.21)	(0.05)	(0.14)
Total from investment operations	(0.12)	(0.20)	0.43	(0.06)	0.12	0.03
Less distributions
From net investment income	(0.08)	(0.14)	(0.14)	(0.15)	(0.16)	(0.16)
Net asset value, end of period	$2.91	$3.11	$3.45	$3.16	$3.37	$3.41
Total return (%)[3,4]	(3.97)[5]	(6.09)	13.66	(1.86)	3.69	0.84
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$14	$25	$39	$55	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67[6]	1.66	1.67	1.69	1.69	1.69
Expenses including reductions	1.66[6]	1.65	1.66	1.68	1.69	1.68
Net investment income	4.62[6]	3.83	3.95	4.48	4.91	4.75
Portfolio turnover (%)	16	43	74	59	59	52

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
24	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$3.11	$3.45	$3.16	$3.36	$3.41	$3.53
Net investment income[2]	0.08	0.16	0.17	0.18	0.20	0.20
Net realized and unrealized gain (loss) on investments	(0.19)	(0.33)	0.29	(0.20)	(0.05)	(0.12)
Total from investment operations	(0.11)	(0.17)	0.46	(0.02)	0.15	0.08
Less distributions
From net investment income	(0.09)	(0.17)	(0.17)	(0.18)	(0.20)	(0.20)
Net asset value, end of period	$2.91	$3.11	$3.45	$3.16	$3.36	$3.41
Total return (%)[3]	(3.49)[4]	(5.15)	14.79	(0.58)	4.40	2.14
Ratios and supplemental data
Net assets, end of period (in millions)	$104	$97	$98	$91	$99	$147
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67[5]	0.66	0.67	0.69	0.71	0.69
Expenses including reductions	0.66[5]	0.65	0.66	0.68	0.70	0.68
Net investment income	5.59[5]	4.83	4.94	5.48	5.89	5.72
Portfolio turnover (%)	16	43	74	59	59	52

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	25

CLASS R6 SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$3.11	$3.45	$3.16	$3.36	$3.40	$3.53
Net investment income[2]	0.08	0.17	0.17	0.19	0.20	0.21
Net realized and unrealized gain (loss) on investments	(0.20)	(0.34)	0.29	(0.20)	(0.04)	(0.14)
Total from investment operations	(0.12)	(0.17)	0.46	(0.01)	0.16	0.07
Less distributions
From net investment income	(0.09)	(0.17)	(0.17)	(0.19)	(0.20)	(0.20)
Net asset value, end of period	$2.90	$3.11	$3.45	$3.16	$3.36	$3.40
Total return (%)[3]	(3.77)[4]	(5.05)	14.91	(0.47)	4.82	1.95
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$34	$31	$22	$20	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	0.56[5]	0.55	0.56	0.58	0.59	0.59
Expenses including reductions	0.55[5]	0.54	0.55	0.57	0.59	0.58
Net investment income	5.76[5]	4.95	5.06	5.60	6.00	5.90
Portfolio turnover (%)	16	43	74	59	59	52

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
26	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$3.11	$3.45	$3.16	$3.36	$3.41	$3.53
Net investment income[2]	0.09	0.17	0.17	0.19	0.20	0.20
Net realized and unrealized gain (loss) on investments	(0.20)	(0.34)	0.29	(0.20)	(0.05)	(0.12)
Total from investment operations	(0.11)	(0.17)	0.46	(0.01)	0.15	0.08
Less distributions
From net investment income	(0.09)	(0.17)	(0.17)	(0.19)	(0.20)	(0.20)
Net asset value, end of period	$2.91	$3.11	$3.45	$3.16	$3.36	$3.41
Total return (%)[3]	(3.43)[4]	(5.05)	14.93	(0.46)	4.53	2.25
Ratios and supplemental data
Net assets, end of period (in millions)	$785	$884	$1,051	$676	$538	$279
Ratios (as a percentage of average net assets):
Expenses before reductions	0.55[5]	0.54	0.55	0.57	0.58	0.58
Expenses including reductions	0.54[5]	0.53	0.54	0.56	0.57	0.57
Net investment income	5.77[5]	4.96	5.08	5.62	5.99	5.86
Portfolio turnover (%)	16	43	74	59	59	52

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	27

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock High Yield Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high current income. Capital appreciation is a secondary goal. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
28	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Corporate bonds	$1,067,782,701	—	$1,067,782,701	—
Term loans	34,163,376	—	34,163,376	—
Collateralized mortgage obligations	1,312,689	—	1,312,689	—
Common stocks	4,523	$4,523	—	—
Preferred securities	7,081,179	5,345,730	—	$1,735,449
Warrants	12,904	—	12,904	—
Escrow certificates	3,682	—	3,682	—
Short-term investments	47,844,052	47,844,052	—	—
Total investments in securities	$1,158,205,106	$53,194,305	$1,103,275,352	$1,735,449
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	29

reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2022 were $3,297.
30	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2022, the fund has a short-term capital loss carryforward of $8,957,732 and a long-term capital loss carryforward of $488,294,988 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of May 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	31

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the six months ended November 30, 2022, the fund used credit default swap contracts as the seller to gain credit exposure to an issuer or index. The fund held credit default swaps with total USD notional amounts ranging from $5.0 million to $29.7 million. There were no open CDS contracts where the fund acted as seller as of November 30, 2022.
32	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2022:
Statement of operations location - Net realized gain (loss) on:
Risk	Swap contracts
Credit	$83,064
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor on an annual basis, equal to the sum of: (a) 0.6250% of the first $75 million of the fund’s average daily net assets, (b) 0.5625% of the next $75 million of the fund’s average daily net assets, (c) 0.5000% of the next $350 million of the fund’s average daily net assets, (d) 0.4750% of the next $2 billion of the fund’s average daily net assets and (e) 0.4500% of the fund’s average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$10,086
Class C	492
Class I	4,551
Class	Expense reduction
Class R6	$1,350
Class NAV	33,559
Total	$50,038

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	33

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2022, were equivalent to a net annual effective rate of 0.49% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2022, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $65,889 for the six months ended November 30, 2022. Of this amount, $9,255 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $56,634 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2022, CDSCs received by the Distributor amounted to $2,842 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$303,818	$144,625
Class C	59,377	7,071
34	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class I	—	$63,512
Class R6	—	1,588
Total	$363,195	$216,796
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2022 and for the year ended May 31, 2022 were as follows:
	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,732,511	$13,913,252	12,947,175	$43,733,943
Distributions reinvested	2,289,035	6,676,783	3,709,231	12,426,210
Repurchased	(8,971,316)	(26,433,240)	(16,552,954)	(55,558,241)
Net increase (decrease)	(1,949,770)	$(5,843,205)	103,452	$601,912
Class C shares
Sold	188,051	$537,850	217,935	$743,706
Distributions reinvested	102,755	299,971	237,864	800,038
Repurchased	(1,491,361)	(4,378,845)	(2,959,057)	(9,935,180)
Net decrease	(1,200,555)	$(3,541,024)	(2,503,258)	$(8,391,436)
Class I shares
Sold	33,926,517	$101,580,538	30,778,390	$102,748,478
Distributions reinvested	993,186	2,903,194	1,401,643	4,691,512
Repurchased	(30,474,911)	(91,032,347)	(29,509,110)	(97,646,411)
Net increase	4,444,792	$13,451,385	2,670,923	$9,793,579
Class R6 shares
Sold	1,584,270	$4,648,972	3,576,906	$12,020,906
Distributions reinvested	340,441	991,200	503,563	1,680,958
Repurchased	(1,512,193)	(4,427,567)	(2,132,311)	(7,086,523)
Net increase	412,518	$1,212,605	1,948,158	$6,615,341
Class NAV shares
Sold	4,705,697	$14,023,624	7,080,748	$24,080,045
Distributions reinvested	8,672,829	25,285,489	15,397,327	51,605,053
Repurchased	(27,378,557)	(79,970,271)	(43,038,642)	(143,587,868)
Net decrease	(14,000,031)	$(40,661,158)	(20,560,567)	$(67,902,770)
Total net decrease	(12,293,046)	$(35,381,397)	(18,341,292)	$(59,283,374)
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	35

Affiliates of the fund owned 8% and 100% of shares of Class R6 and Class NAV, respectively, on November 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $184,073,287 and $238,034,580, respectively, for the six months ended November 30, 2022.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2022, funds within the John Hancock group of funds complex held 66.1% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio	Affiliated Concentration
JHF II Multimanager Lifestyle Balanced Portfolio	21.3%
JHF II Multimanager Lifestyle Growth Portfolio	11.4%
JHF II Multimanager Lifestyle Conservative Portfolio	10.2%
JHF II Multimanager Lifestyle Moderate Portfolio	9.5%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,787,421	—	$205,359,069	$(157,518,897)	$(7,730)	$11,610	$471,849	—	$47,844,052
Note 10—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at November 30, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	449,145	143	—	—	143	0.0%[1]	$128,700
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.2%	1,606,749
								$1,735,449

[1]	Less than 0.05%.
36	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

Note 11—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 12—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 13—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	37

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	616,518,318.324	22,346,753.662
Noni L. Ellison	617,240,759.341	21,624,312.645
Dean C. Garfield	616,232,946.892	22,632,125.094
Patricia Lizarraga	617,683,558.095	21,181,513.891
Frances G. Rathke	614,483,486.147	24,381,585.839

Non-Independent Trustees
Andrew G. Arnott	615,231,800.904	23,633,271.082
Marianne Harrison	615,166,431.221	23,698,640.765
Paul Lorentz	615,997,259.581	22,867,812.405
38	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment (US) LLC (the Subadvisor), for John Hancock High Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	39

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
40	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the ten-year period and underperformed for the one-, three- and five-year periods ended December 31, 2021. The Board also noted that the fund outperformed its peer group median for the one- and ten-year periods and underperformed for the three- and five-year periods ended December 31, 2021. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods and its peer group median for the three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	41

The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
42	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structures contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	43

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
44	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	45

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*,#
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
James Gearhart, CFA
Jonas Grazulis, CFA
Caryn E. Rothman, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
# Mr. Burgess is retiring effective December 31, 2022.
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
46	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2630368	57SA 11/22
1/2023

Semiannual report
John Hancock
Investment Grade Bond Fund
Fixed income
November 30, 2022

A message to shareholders
Dear shareholder,
U.S. bonds declined during the six months ended November 30, 2022, as bond yields rose to their highest levels in more than a decade. The catalyst was surging inflation, driven largely by rising food and energy prices. The U.S. Federal Reserve continued its inflation-fighting campaign by raising short-term interest rates four times during the period, boosting the federal funds rate target to its highest level since January 2008.
In this environment, bond yields moved broadly higher, with the 10-year U.S. Treasury bond yield cresting above 4% for the first time since 2008. In terms of sector performance, residential mortgage-backed securities and investment-grade corporate bonds declined the most, while high-yield corporate bonds and asset-backed securities held up the best.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Investment Grade Bond Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
32	Financial statements
36	Financial highlights
42	Notes to financial statements
53	Shareholder meeting
54	Evaluation of advisory and subadvisory agreements by the Board of Trustees
61	More information
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2022 (%)

The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2022 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-22 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2022	Ending value on 11-30-2022	Expenses paid during period ended 11-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$953.60	$3.67	0.75%
	Hypothetical example	1,000.00	1,021.30	3.80	0.75%
Class C	Actual expenses/actual returns	1,000.00	950.00	7.33	1.50%
	Hypothetical example	1,000.00	1,017.50	7.59	1.50%
Class I	Actual expenses/actual returns	1,000.00	955.90	2.45	0.50%
	Hypothetical example	1,000.00	1,022.60	2.54	0.50%
Class R2	Actual expenses/actual returns	1,000.00	954.00	4.36	0.89%
	Hypothetical example	1,000.00	1,020.60	4.51	0.89%
Class R4	Actual expenses/actual returns	1,000.00	955.20	3.14	0.64%
	Hypothetical example	1,000.00	1,021.90	3.24	0.64%
Class R6	Actual expenses/actual returns	1,000.00	956.40	1.91	0.39%
	Hypothetical example	1,000.00	1,023.10	1.98	0.39%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

Fund’s investments
AS OF 11-30-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 43.4%				$920,282,996
(Cost $961,581,662)
U.S. Government 15.1%				320,872,661
U.S. Treasury
Bond	3.000	08-15-52	196,398,000	168,165,776
Bond	3.375	08-15-42	37,481,000	34,289,259
Bond	4.000	11-15-42	50,955,000	51,193,852
Note	3.875	11-30-27	7,584,000	7,612,440
Note	4.125	11-15-32	51,310,000	53,314,297
Note	4.250	10-15-25	6,274,000	6,297,037
U.S. Government Agency 28.3%				599,410,335
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.500	10-01-50	29,608,006	25,660,009
30 Yr Pass Thru	2.500	08-01-51	7,036,925	6,076,616
30 Yr Pass Thru	2.500	11-01-51	5,441,463	4,689,529
30 Yr Pass Thru	2.500	12-01-51	1,826,363	1,565,425
30 Yr Pass Thru	3.000	03-01-43	291,071	267,366
30 Yr Pass Thru	3.000	03-01-43	2,302,179	2,113,254
30 Yr Pass Thru	3.000	04-01-43	373,523	342,521
30 Yr Pass Thru	3.000	12-01-45	844,469	770,419
30 Yr Pass Thru	3.000	10-01-46	853,984	776,164
30 Yr Pass Thru	3.000	10-01-46	658,544	598,534
30 Yr Pass Thru	3.000	12-01-46	2,304,437	2,094,443
30 Yr Pass Thru	3.000	12-01-46	617,517	561,245
30 Yr Pass Thru	3.000	04-01-47	413,874	375,772
30 Yr Pass Thru	3.000	04-01-47	4,956,141	4,500,293
30 Yr Pass Thru	3.000	09-01-49	5,495,125	4,935,611
30 Yr Pass Thru	3.000	10-01-49	3,854,833	3,470,766
30 Yr Pass Thru	3.000	10-01-49	2,010,276	1,805,589
30 Yr Pass Thru	3.000	12-01-49	7,562,281	6,808,830
30 Yr Pass Thru	3.000	12-01-49	6,132,535	5,502,370
30 Yr Pass Thru	3.000	01-01-50	12,192,125	10,969,771
30 Yr Pass Thru	3.000	02-01-50	6,635,758	5,947,661
30 Yr Pass Thru	3.500	02-01-42	634,863	597,126
30 Yr Pass Thru	3.500	04-01-44	389,950	368,949
30 Yr Pass Thru	3.500	07-01-46	817,504	770,922
30 Yr Pass Thru	3.500	10-01-46	996,311	933,624
30 Yr Pass Thru	3.500	11-01-46	894,270	840,519
30 Yr Pass Thru	3.500	12-01-46	436,838	411,264
30 Yr Pass Thru	3.500	01-01-47	3,255,264	3,067,742
30 Yr Pass Thru	3.500	02-01-47	777,005	732,730
30 Yr Pass Thru	3.500	04-01-47	566,114	533,679
30 Yr Pass Thru	3.500	11-01-48	2,668,629	2,509,896
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	06-01-49	14,738	$13,749
30 Yr Pass Thru	3.500	03-01-52	3,026,515	2,793,508
30 Yr Pass Thru	4.000	11-01-43	134,357	131,028
30 Yr Pass Thru	4.000	02-01-44	46,507	45,442
30 Yr Pass Thru	4.000	07-01-45	1,775,626	1,736,625
30 Yr Pass Thru	4.000	03-01-48	464,779	448,216
30 Yr Pass Thru	4.000	08-01-48	390,020	377,066
30 Yr Pass Thru	4.000	05-01-52	291,393	278,587
30 Yr Pass Thru	4.000	08-01-52	20,323,116	19,336,256
30 Yr Pass Thru	4.500	02-01-41	222,003	221,075
30 Yr Pass Thru	4.500	03-01-47	746,761	742,904
30 Yr Pass Thru	4.500	07-01-52	2,318,813	2,270,095
30 Yr Pass Thru	4.500	08-01-52	1,424,337	1,393,967
30 Yr Pass Thru	4.500	08-01-52	7,070,618	6,933,112
30 Yr Pass Thru	4.500	08-01-52	5,812,395	5,699,358
30 Yr Pass Thru	4.500	09-01-52	3,534,603	3,452,995
30 Yr Pass Thru	4.500	09-01-52	3,980,859	3,908,417
30 Yr Pass Thru (A)	5.500	09-01-52	10,196,340	10,441,398
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	79,284	76,579
15 Yr Pass Thru	3.500	06-01-34	272,613	264,448
15 Yr Pass Thru	4.000	12-01-24	46,580	45,961
15 Yr Pass Thru (A)	4.500	TBA	13,348,000	13,308,890
15 Yr Pass Thru (A)	4.500	11-01-37	7,737,000	7,716,395
30 Yr Pass Thru	2.000	09-01-50	8,831,220	7,341,968
30 Yr Pass Thru	2.000	10-01-50	19,542,701	16,259,333
30 Yr Pass Thru	2.000	03-01-51	7,943,227	6,611,169
30 Yr Pass Thru	2.500	09-01-50	20,009,480	17,341,372
30 Yr Pass Thru	2.500	12-01-50	52,365	45,252
30 Yr Pass Thru	2.500	08-01-51	3,309,494	2,852,685
30 Yr Pass Thru	2.500	08-01-51	5,071,018	4,371,067
30 Yr Pass Thru	2.500	10-01-51	2,451,156	2,112,058
30 Yr Pass Thru	2.500	11-01-51	15,748,613	13,619,130
30 Yr Pass Thru	2.500	01-01-52	6,047,452	5,198,550
30 Yr Pass Thru	2.500	03-01-52	41,051,013	35,262,882
30 Yr Pass Thru	3.000	12-01-42	631,683	579,307
30 Yr Pass Thru	3.000	04-01-43	1,936,387	1,774,019
30 Yr Pass Thru	3.000	12-01-45	1,337,946	1,219,486
30 Yr Pass Thru	3.000	08-01-46	894,979	813,781
30 Yr Pass Thru	3.000	10-01-46	1,003,814	911,486
30 Yr Pass Thru	3.000	01-01-47	1,222,137	1,108,583
30 Yr Pass Thru	3.000	02-01-47	703,875	639,135
30 Yr Pass Thru	3.000	10-01-47	1,473,515	1,337,986
30 Yr Pass Thru	3.000	12-01-47	5,228,284	4,747,405
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	11-01-48	1,039,562	$946,546
30 Yr Pass Thru	3.000	11-01-48	4,292,175	3,870,570
30 Yr Pass Thru	3.000	12-01-48	668,149	606,695
30 Yr Pass Thru	3.000	09-01-49	3,487,441	3,131,259
30 Yr Pass Thru	3.000	09-01-49	1,879,375	1,674,508
30 Yr Pass Thru	3.000	10-01-49	770,013	690,889
30 Yr Pass Thru	3.000	10-01-49	2,718,346	2,450,908
30 Yr Pass Thru	3.000	11-01-49	10,997,282	9,877,537
30 Yr Pass Thru	3.000	11-01-49	1,798,646	1,601,456
30 Yr Pass Thru	3.000	11-01-49	1,386,328	1,245,172
30 Yr Pass Thru	3.000	01-01-52	14,334,356	12,783,000
30 Yr Pass Thru	3.000	02-01-52	5,159,674	4,590,780
30 Yr Pass Thru	3.500	01-01-42	468,121	439,679
30 Yr Pass Thru	3.500	06-01-42	931,809	874,774
30 Yr Pass Thru	3.500	07-01-42	1,529,478	1,435,768
30 Yr Pass Thru	3.500	01-01-43	275,935	260,404
30 Yr Pass Thru	3.500	04-01-43	210,127	198,300
30 Yr Pass Thru	3.500	06-01-43	1,011,974	955,015
30 Yr Pass Thru	3.500	07-01-43	171,244	161,606
30 Yr Pass Thru	3.500	03-01-44	1,518,834	1,425,384
30 Yr Pass Thru	3.500	10-01-44	1,727,513	1,624,881
30 Yr Pass Thru	3.500	04-01-45	349,994	329,639
30 Yr Pass Thru	3.500	04-01-45	835,045	786,479
30 Yr Pass Thru	3.500	07-01-46	753,473	706,826
30 Yr Pass Thru	3.500	07-01-46	506,887	476,297
30 Yr Pass Thru	3.500	07-01-47	2,027,078	1,908,549
30 Yr Pass Thru	3.500	11-01-47	1,677,286	1,573,445
30 Yr Pass Thru	3.500	12-01-47	1,006,241	942,372
30 Yr Pass Thru	3.500	01-01-48	1,982,225	1,856,408
30 Yr Pass Thru	3.500	03-01-48	999,969	940,248
30 Yr Pass Thru	3.500	06-01-49	5,945,126	5,558,482
30 Yr Pass Thru	3.500	09-01-49	3,203,672	2,975,547
30 Yr Pass Thru	3.500	10-01-49	1,969,299	1,829,070
30 Yr Pass Thru	3.500	01-01-50	5,355,139	4,967,120
30 Yr Pass Thru	3.500	04-01-50	7,958,574	7,411,762
30 Yr Pass Thru	3.500	02-01-52	2,850,717	2,658,415
30 Yr Pass Thru	3.500	04-01-52	3,747,933	3,453,530
30 Yr Pass Thru	3.500	04-01-52	3,139,263	2,892,670
30 Yr Pass Thru	4.000	09-01-40	246,760	238,630
30 Yr Pass Thru	4.000	01-01-41	213,043	205,984
30 Yr Pass Thru	4.000	09-01-41	338,238	326,820
30 Yr Pass Thru	4.000	09-01-41	988,529	955,604
30 Yr Pass Thru	4.000	10-01-41	16,293	15,747
30 Yr Pass Thru	4.000	11-01-41	553,361	534,884
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	01-01-42	166,564	$160,984
30 Yr Pass Thru	4.000	01-01-42	169,246	163,569
30 Yr Pass Thru	4.000	03-01-42	931,252	899,671
30 Yr Pass Thru	4.000	05-01-43	1,141,743	1,102,631
30 Yr Pass Thru	4.000	09-01-43	983,226	964,748
30 Yr Pass Thru	4.000	10-01-43	632,121	618,464
30 Yr Pass Thru	4.000	12-01-43	837,940	818,003
30 Yr Pass Thru	4.000	01-01-44	188,676	184,953
30 Yr Pass Thru	4.000	02-01-46	479,934	465,215
30 Yr Pass Thru	4.000	06-01-46	384,174	372,032
30 Yr Pass Thru	4.000	07-01-46	730,689	707,596
30 Yr Pass Thru	4.000	03-01-47	1,320,060	1,279,164
30 Yr Pass Thru	4.000	05-01-47	1,080,562	1,047,085
30 Yr Pass Thru	4.000	12-01-47	432,800	419,797
30 Yr Pass Thru	4.000	04-01-48	1,404,073	1,360,574
30 Yr Pass Thru	4.000	06-01-48	825,021	794,821
30 Yr Pass Thru	4.000	10-01-48	668,205	646,877
30 Yr Pass Thru	4.000	01-01-49	521,595	499,405
30 Yr Pass Thru	4.000	07-01-49	1,008,084	971,813
30 Yr Pass Thru	4.000	07-01-49	1,728,476	1,666,285
30 Yr Pass Thru	4.000	08-01-49	3,221,576	3,106,669
30 Yr Pass Thru	4.000	09-01-49	2,464,607	2,364,376
30 Yr Pass Thru	4.000	02-01-50	2,656,227	2,547,374
30 Yr Pass Thru	4.000	03-01-51	10,551,458	10,138,839
30 Yr Pass Thru	4.000	08-01-51	5,647,704	5,444,497
30 Yr Pass Thru	4.000	10-01-51	11,575,288	11,080,128
30 Yr Pass Thru	4.000	04-01-52	1,132,324	1,078,756
30 Yr Pass Thru	4.000	06-01-52	305,784	292,393
30 Yr Pass Thru	4.000	06-01-52	2,199,525	2,105,779
30 Yr Pass Thru	4.000	07-01-52	16,822,618	16,016,251
30 Yr Pass Thru	4.500	08-01-40	440,609	438,057
30 Yr Pass Thru	4.500	08-01-40	231,365	230,106
30 Yr Pass Thru	4.500	12-01-40	156,862	156,027
30 Yr Pass Thru	4.500	05-01-41	173,693	172,750
30 Yr Pass Thru	4.500	05-01-41	322,671	320,979
30 Yr Pass Thru	4.500	06-01-41	319,380	317,665
30 Yr Pass Thru	4.500	07-01-41	181,031	180,052
30 Yr Pass Thru	4.500	11-01-41	47,415	47,161
30 Yr Pass Thru	4.500	12-01-41	764,331	766,604
30 Yr Pass Thru	4.500	05-01-42	434,214	431,875
30 Yr Pass Thru	4.500	04-01-48	496,054	492,413
30 Yr Pass Thru	4.500	07-01-48	939,018	928,312
30 Yr Pass Thru	4.500	06-01-52	4,446,614	4,360,138
30 Yr Pass Thru	4.500	06-01-52	10,163,668	9,950,128
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	07-01-52	8,255,805	$8,082,350
30 Yr Pass Thru	4.500	08-01-52	4,949,312	4,825,220
30 Yr Pass Thru	4.500	08-01-52	1,098,859	1,075,429
30 Yr Pass Thru	4.500	08-01-52	8,178,904	7,973,838
30 Yr Pass Thru	4.500	09-01-52	6,857,477	6,742,867
30 Yr Pass Thru	4.500	10-01-52	5,661,450	5,566,829
30 Yr Pass Thru (A)	5.000	TBA	18,447,000	18,387,182
30 Yr Pass Thru	5.000	08-01-52	18,175,386	18,313,716
30 Yr Pass Thru	5.000	10-01-52	7,747,943	7,768,171
30 Yr Pass Thru (A)	5.500	TBA	22,052,000	22,303,530

30 Yr Pass Thru (A)	5.500	10-01-52	9,283,453	9,489,164
Foreign government obligations 0.1%				$2,040,517
(Cost $2,433,780)
Qatar 0.1%				2,040,517
State of Qatar Bond (B)	5.103	04-23-48	2,030,000	2,040,517

Corporate bonds 31.1%				$658,627,786
(Cost $757,211,558)
Communication services 2.0%				42,784,188
Diversified telecommunication services 0.8%
AT&T, Inc.	3.500	06-01-41	4,291,000	3,278,673
AT&T, Inc.	3.650	06-01-51	4,580,000	3,354,291
Level 3 Financing, Inc. (B)	3.400	03-01-27	2,563,000	2,186,721
Telefonica Emisiones SA	5.213	03-08-47	3,756,000	3,068,995
Verizon Communications, Inc.	4.329	09-21-28	6,052,000	5,883,631
Entertainment 0.2%
Warnermedia Holdings, Inc. (B)	5.050	03-15-42	1,102,000	882,204
Warnermedia Holdings, Inc. (B)	5.141	03-15-52	3,577,000	2,771,678
Media 0.8%
Charter Communications Operating LLC	4.200	03-15-28	4,747,000	4,415,629
Charter Communications Operating LLC	4.800	03-01-50	4,312,000	3,235,287
Charter Communications Operating LLC	5.750	04-01-48	5,726,000	4,926,036
Charter Communications Operating LLC	6.484	10-23-45	4,581,000	4,315,611
Wireless telecommunication services 0.2%
T-Mobile USA, Inc.	3.875	04-15-30	4,862,000	4,465,432
Consumer discretionary 2.7%				56,522,236
Automobiles 1.0%
General Motors Company	5.400	10-15-29	2,851,000	2,751,169
General Motors Financial Company, Inc.	2.400	10-15-28	6,234,000	5,195,238
General Motors Financial Company, Inc.	3.600	06-21-30	7,090,000	6,080,720
Hyundai Capital America (B)	1.000	09-17-24	3,107,000	2,853,436
Hyundai Capital America (B)	1.800	10-15-25	1,479,000	1,320,916
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Hyundai Capital America (B)	2.375	10-15-27	1,339,000	$1,135,414
Nissan Motor Acceptance Company LLC (B)	1.125	09-16-24	1,560,000	1,412,487
Hotels, restaurants and leisure 1.2%
Booking Holdings, Inc.	4.625	04-13-30	3,223,000	3,139,893
Choice Hotels International, Inc.	3.700	12-01-29	2,485,000	2,174,108
Choice Hotels International, Inc.	3.700	01-15-31	1,595,000	1,367,018
Expedia Group, Inc.	2.950	03-15-31	2,244,000	1,824,293
Expedia Group, Inc.	3.800	02-15-28	5,771,000	5,348,627
Expedia Group, Inc.	4.625	08-01-27	3,068,000	2,963,098
Expedia Group, Inc.	5.000	02-15-26	2,953,000	2,943,745
Marriott International, Inc.	4.625	06-15-30	1,812,000	1,701,602
Marriott International, Inc.	4.650	12-01-28	4,641,000	4,433,994
Internet and direct marketing retail 0.2%
eBay, Inc.	2.700	03-11-30	4,532,000	3,860,904
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	4,970,000	4,746,763
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	1,409,000	1,268,811
Consumer staples 0.9%				18,057,465
Beverages 0.2%
Anheuser-Busch Companies LLC	4.900	02-01-46	1,136,000	1,062,709
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	2,060,000	1,871,538
Food products 0.7%
JBS USA LUX SA (B)	3.625	01-15-32	5,365,000	4,426,125
JBS USA LUX SA (B)	5.125	02-01-28	1,151,000	1,097,574
JBS USA LUX SA (B)	5.750	04-01-33	3,140,000	3,041,812
Kraft Heinz Foods Company	4.375	06-01-46	4,822,000	4,064,281
Kraft Heinz Foods Company	5.000	06-04-42	1,398,000	1,309,709
Kraft Heinz Foods Company	5.500	06-01-50	1,200,000	1,183,717
Energy 3.0%				63,709,531
Oil, gas and consumable fuels 3.0%
Aker BP ASA (B)	3.000	01-15-25	1,777,000	1,681,341
Aker BP ASA (B)	3.100	07-15-31	2,785,000	2,294,968
Aker BP ASA (B)	3.750	01-15-30	1,788,000	1,584,590
Aker BP ASA (B)	4.000	01-15-31	2,686,000	2,385,542
Continental Resources, Inc.	4.900	06-01-44	1,543,000	1,162,064
Diamondback Energy, Inc.	3.125	03-24-31	1,927,000	1,621,645
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	2,723,000	2,421,347
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	3,076,000	$2,789,386
Energy Transfer LP	4.200	04-15-27	1,758,000	1,663,254
Energy Transfer LP	5.150	03-15-45	1,746,000	1,491,391
Energy Transfer LP	5.250	04-15-29	6,155,000	5,987,771
Energy Transfer LP	5.400	10-01-47	1,949,000	1,680,774
Energy Transfer LP	5.500	06-01-27	2,674,000	2,669,260
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	3,842,000	3,119,382
EQT Corp.	7.000	02-01-30	1,025,000	1,078,360
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,365,000	1,530,854
MPLX LP	4.000	03-15-28	2,333,000	2,183,973
MPLX LP	4.125	03-01-27	940,000	897,192
MPLX LP	4.250	12-01-27	1,721,000	1,641,720
MPLX LP	4.950	09-01-32	1,369,000	1,295,801
Ovintiv, Inc.	7.200	11-01-31	434,000	463,733
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,505,000	1,420,889
Sabine Pass Liquefaction LLC	4.500	05-15-30	4,798,000	4,533,522
Sabine Pass Liquefaction LLC	5.000	03-15-27	2,568,000	2,534,843
Targa Resources Corp.	4.950	04-15-52	3,233,000	2,627,874
Targa Resources Partners LP	4.000	01-15-32	2,648,000	2,270,894
The Williams Companies, Inc.	3.750	06-15-27	3,336,000	3,155,555
The Williams Companies, Inc.	4.650	08-15-32	1,961,000	1,857,538
TransCanada PipeLines, Ltd.	4.250	05-15-28	1,742,000	1,664,381
Var Energi ASA (B)	8.000	11-15-32	1,912,000	1,999,687
Financials 9.7%				205,833,926
Banks 5.8%
Banco Santander SA	4.379	04-12-28	2,345,000	2,176,865
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	4,395,000	3,709,777
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	4,126,000	3,404,980
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	6,689,000	5,419,023
Bank of America Corp.	3.248	10-21-27	3,321,000	3,061,438
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	3,278,000	2,776,534
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%)	4.271	07-23-29	5,896,000	5,550,147
Barclays PLC (1.007% to 12-10-23, then 1 Year CMT + 0.800%)	1.007	12-10-24	1,221,000	1,154,625
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(C)	9.250	11-17-27	1,030,000	1,068,625
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BPCE SA (B)	4.500	03-15-25	2,385,000	$2,284,884
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	2,023,000	1,617,911
Citigroup, Inc.	4.600	03-09-26	5,965,000	5,880,890
Citizens Financial Group, Inc.	3.250	04-30-30	4,338,000	3,816,384
Credit Agricole SA (B)	2.811	01-11-41	2,047,000	1,267,565
Credit Agricole SA (B)	3.250	01-14-30	4,198,000	3,445,735
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	4,748,000	3,926,832
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	4,265,000	3,556,531
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	4,358,000	4,187,537
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (C)	4.600	02-01-25	3,318,000	2,944,725
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)	6.750	02-01-24	4,395,000	4,357,800
Lloyds Banking Group PLC	4.450	05-08-25	6,418,000	6,275,133
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (C)	5.125	11-01-26	1,307,000	1,138,724
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	1,424,000	1,316,328
NatWest Markets PLC (B)	1.600	09-29-26	4,387,000	3,798,639
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	2,688,000	2,332,663
Santander Holdings USA, Inc.	3.244	10-05-26	6,086,000	5,592,541
Santander Holdings USA, Inc.	3.450	06-02-25	5,456,000	5,189,963
Santander Holdings USA, Inc.	4.400	07-13-27	1,290,000	1,238,237
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (B)	6.221	06-15-33	1,497,000	1,392,212
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (C)	3.400	09-15-26	4,367,000	3,360,421
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (C)	4.850	06-01-23	1,659,000	1,566,795
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (C)(D)	8.118	02-01-23	3,342,000	3,341,903
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	6,635,000	5,867,216
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	4,989,000	4,290,395
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	3,025,000	2,245,595
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%)	3.350	03-02-33	2,393,000	$2,047,031
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)	5.875	06-15-25	7,627,000	7,466,070
Capital markets 2.4%
Ares Capital Corp.	2.150	07-15-26	4,132,000	3,523,361
Ares Capital Corp.	2.875	06-15-28	2,334,000	1,917,339
Ares Capital Corp.	3.875	01-15-26	2,992,000	2,751,308
Ares Capital Corp.	4.200	06-10-24	2,194,000	2,126,894
Blackstone Private Credit Fund	2.350	11-22-24	2,779,000	2,561,270
Blackstone Private Credit Fund	2.700	01-15-25	2,169,000	2,017,371
Blackstone Private Credit Fund	3.250	03-15-27	627,000	540,328
Blackstone Private Credit Fund	4.000	01-15-29	3,049,000	2,590,690
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	2,516,000	2,101,621
Deutsche Bank AG (2.552% to 1-7-27, then SOFR + 1.318%)	2.552	01-07-28	4,240,000	3,559,648
Lazard Group LLC	4.375	03-11-29	1,660,000	1,546,802
Macquarie Bank, Ltd. (B)	3.624	06-03-30	2,099,000	1,699,448
Macquarie Bank, Ltd. (B)	4.875	06-10-25	2,530,000	2,456,305
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	7,892,000	7,341,065
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	1,597,000	1,245,435
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	5,006,000	3,721,644
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	8,390,000	6,777,401
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	3,237,000	2,599,663
Consumer finance 0.2%
Discover Financial Services	4.100	02-09-27	1,385,000	1,301,323
Discover Financial Services	6.700	11-29-32	2,736,000	2,783,337
Insurance 1.3%
Athene Holding, Ltd.	3.500	01-15-31	4,891,000	4,013,435
CNA Financial Corp.	2.050	08-15-30	1,296,000	1,019,201
CNO Financial Group, Inc.	5.250	05-30-29	3,808,000	3,630,095
Liberty Mutual Group, Inc. (B)	5.500	06-15-52	2,565,000	2,309,238
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	2,925,000	2,754,837
New York Life Insurance Company (B)	3.750	05-15-50	1,853,000	1,421,546
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (B)	2.750	01-21-51	4,758,000	3,660,261
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (B)	5.100	10-16-44	1,622,000	$1,572,951
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	1,569,000	1,341,347
SBL Holdings, Inc. (B)	5.000	02-18-31	2,741,000	2,144,483
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	3,247,000	2,735,605
Health care 1.4%				30,721,171
Health care providers and services 1.2%
AmerisourceBergen Corp.	2.800	05-15-30	3,206,000	2,730,698
CVS Health Corp.	3.750	04-01-30	2,828,000	2,612,970
CVS Health Corp.	4.300	03-25-28	1,480,000	1,438,732
CVS Health Corp.	5.050	03-25-48	2,582,000	2,397,789
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	4,766,000	3,558,652
Fresenius Medical Care US Finance III, Inc. (B)	3.750	06-15-29	4,350,000	3,710,164
HCA, Inc.	4.125	06-15-29	4,639,000	4,239,394
Universal Health Services, Inc. (B)	1.650	09-01-26	2,531,000	2,172,367
Universal Health Services, Inc. (B)	2.650	10-15-30	2,710,000	2,166,618
Pharmaceuticals 0.2%
Royalty Pharma PLC	1.750	09-02-27	1,449,000	1,228,044
Viatris, Inc.	2.300	06-22-27	1,492,000	1,283,201
Viatris, Inc.	2.700	06-22-30	2,055,000	1,639,167
Viatris, Inc.	4.000	06-22-50	2,373,000	1,543,375
Industrials 4.4%				93,209,956
Aerospace and defense 0.8%
DAE Funding LLC (B)	3.375	03-20-28	4,053,000	3,532,287
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,780,000	1,634,521
The Boeing Company	3.200	03-01-29	1,510,000	1,327,635
The Boeing Company	5.040	05-01-27	4,467,000	4,423,659
The Boeing Company	5.150	05-01-30	6,182,000	6,031,351
Airlines 2.1%
Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	05-15-25	550,775	501,442
Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	01-15-26	608,466	538,546
Alaska Airlines 2020-1 Class B Pass Through Trust (B)	8.000	08-15-25	1,765,494	1,765,160
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,911,629	1,472,459
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	1,421,615	1,272,530
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,074,944	$822,413
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	2,058,169	1,811,005
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,643,006	1,234,382
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	998,416	723,879
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,510,158	1,238,516
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,544,000	1,204,354
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	613,472	595,123
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	1,487,905	1,244,201
British Airways 2020-1 Class A Pass Through Trust (B)	4.250	11-15-32	851,465	762,250
British Airways 2020-1 Class B Pass Through Trust (B)	8.375	11-15-28	1,111,149	1,086,265
Delta Air Lines, Inc.	2.900	10-28-24	3,355,000	3,180,540
Delta Air Lines, Inc.	4.375	04-19-28	3,215,000	2,938,012
Delta Air Lines, Inc. (B)	4.500	10-20-25	695,000	677,071
Delta Air Lines, Inc. (B)	4.750	10-20-28	2,348,119	2,225,785
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,633,047	1,359,052
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	3,270,080	2,975,772
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	2,933,649	2,318,247
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,664,292	1,472,829
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	362,574	328,110
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,846,252	1,514,503
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	5,249,726	5,111,348
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	1,200,150	1,124,873
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	288,477	287,408
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	2,159,370	2,074,338
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	1,222,347	1,110,670
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products 0.1%
Owens Corning	3.950	08-15-29	2,453,000	$2,253,139
Professional services 0.1%
CoStar Group, Inc. (B)	2.800	07-15-30	3,689,000	3,033,565
Trading companies and distributors 1.2%
AerCap Ireland Capital DAC	1.650	10-29-24	1,427,000	1,313,076
AerCap Ireland Capital DAC	1.750	01-30-26	3,393,000	2,993,517
AerCap Ireland Capital DAC	2.450	10-29-26	8,874,000	7,802,867
AerCap Ireland Capital DAC	2.875	08-14-24	3,185,000	3,014,553
Air Lease Corp.	2.100	09-01-28	1,609,000	1,304,756
Air Lease Corp.	2.875	01-15-26	1,578,000	1,453,592
Air Lease Corp.	3.625	12-01-27	1,206,000	1,080,346
Ashtead Capital, Inc. (B)	1.500	08-12-26	1,637,000	1,401,705
Ashtead Capital, Inc. (B)	4.250	11-01-29	650,000	588,418
Ashtead Capital, Inc. (B)	5.500	08-11-32	2,299,000	2,203,629
SMBC Aviation Capital Finance DAC (B)	2.300	06-15-28	1,343,000	1,095,267
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (B)	3.100	02-02-31	2,348,000	1,750,990
Information technology 3.6%				77,309,942
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	4,046,000	3,190,462
Motorola Solutions, Inc.	2.750	05-24-31	3,563,000	2,875,113
Motorola Solutions, Inc.	4.600	05-23-29	1,161,000	1,104,669
Electronic equipment, instruments and components 0.2%
Flex, Ltd.	6.000	01-15-28	3,280,000	3,249,594
IT services 0.1%
VeriSign, Inc.	2.700	06-15-31	1,443,000	1,182,725
Semiconductors and semiconductor equipment 1.8%
Broadcom, Inc. (B)	3.419	04-15-33	3,951,000	3,210,307
Broadcom, Inc.	4.750	04-15-29	8,514,000	8,154,098
Broadcom, Inc. (B)	4.926	05-15-37	1,613,000	1,415,396
KLA Corp.	4.100	03-15-29	2,677,000	2,606,596
Micron Technology, Inc.	4.185	02-15-27	5,411,000	5,173,198
Micron Technology, Inc.	4.975	02-06-26	2,096,000	2,072,822
Micron Technology, Inc.	5.327	02-06-29	6,574,000	6,390,152
NXP BV	3.875	06-18-26	4,590,000	4,360,984
Qorvo, Inc. (B)	1.750	12-15-24	2,231,000	2,044,611
Qorvo, Inc. (B)	3.375	04-01-31	1,868,000	1,497,688
Renesas Electronics Corp. (B)	1.543	11-26-24	2,459,000	2,251,074
Software 0.6%
Autodesk, Inc.	2.850	01-15-30	1,690,000	1,469,114
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Oracle Corp.	2.950	04-01-30	6,292,000	$5,399,729
Oracle Corp.	6.900	11-09-52	2,285,000	2,530,807
VMware, Inc.	4.700	05-15-30	4,271,000	4,010,449
Technology hardware, storage and peripherals 0.6%
CDW LLC	3.569	12-01-31	2,744,000	2,263,992
Dell International LLC (B)	3.450	12-15-51	2,626,000	1,692,779
Dell International LLC	4.900	10-01-26	4,153,000	4,107,299
Dell International LLC	5.300	10-01-29	2,196,000	2,172,234
Western Digital Corp.	4.750	02-15-26	3,060,000	2,884,050
Materials 0.5%				10,126,202
Chemicals 0.1%
Braskem Netherlands Finance BV (B)	5.875	01-31-50	2,812,000	2,200,179
Metals and mining 0.4%
Anglo American Capital PLC (B)	4.750	04-10-27	1,531,000	1,471,587
Freeport-McMoRan, Inc.	4.250	03-01-30	2,834,000	2,524,008
Freeport-McMoRan, Inc.	5.450	03-15-43	3,346,000	2,999,890
Newmont Corp.	2.800	10-01-29	1,084,000	930,538
Real estate 1.7%				35,241,057
Equity real estate investment trusts 1.7%
American Homes 4 Rent LP	4.250	02-15-28	1,533,000	1,428,443
American Tower Corp.	3.800	08-15-29	4,182,000	3,826,130
Crown Castle, Inc.	3.650	09-01-27	3,904,000	3,643,945
Crown Castle, Inc.	3.800	02-15-28	1,644,000	1,533,667
Equinix, Inc.	1.550	03-15-28	3,310,000	2,751,937
Equinix, Inc.	1.800	07-15-27	1,888,000	1,623,268
GLP Capital LP	3.250	01-15-32	1,239,000	978,368
GLP Capital LP	4.000	01-15-30	1,163,000	1,008,937
GLP Capital LP	5.375	04-15-26	1,819,000	1,763,320
Host Hotels & Resorts LP	3.375	12-15-29	3,827,000	3,236,887
Host Hotels & Resorts LP	3.500	09-15-30	1,664,000	1,388,903
Host Hotels & Resorts LP	4.000	06-15-25	4,759,000	4,556,095
Host Hotels & Resorts LP	4.500	02-01-26	1,798,000	1,714,570
SBA Tower Trust (B)	2.836	01-15-25	1,559,000	1,468,112
SBA Tower Trust (B)	6.599	01-15-28	878,000	881,899
VICI Properties LP (B)	4.125	08-15-30	734,000	635,980
VICI Properties LP	4.375	05-15-25	993,000	955,672
VICI Properties LP (B)	4.625	12-01-29	1,413,000	1,282,118
VICI Properties LP	5.125	05-15-32	600,000	562,806
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 1.2%				$25,112,112
Electric utilities 0.9%
Atlantica Transmision Sur SA (B)	6.875	04-30-43	1,739,909	1,570,268
Emera US Finance LP	3.550	06-15-26	1,561,000	1,464,202
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	1,065,000	883,477
NRG Energy, Inc. (B)	2.450	12-02-27	2,593,000	2,218,924
NRG Energy, Inc. (B)	4.450	06-15-29	1,913,000	1,760,794
Vistra Operations Company LLC (B)	3.550	07-15-24	4,086,000	3,917,577
Vistra Operations Company LLC (B)	3.700	01-30-27	4,772,000	4,362,586
Vistra Operations Company LLC (B)	4.300	07-15-29	4,061,000	3,670,691
Independent power and renewable electricity producers 0.1%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	1,898,000	1,587,313
Multi-utilities 0.2%
Dominion Energy, Inc.	3.375	04-01-30	2,375,000	2,103,909

NiSource, Inc.	3.600	05-01-30	1,749,000	1,572,371
Municipal bonds 0.8%				$16,917,541
(Cost $22,893,716)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,909,000	2,254,992
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,834,000	1,401,412
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,081,000	3,319,478
Mississippi Hospital Equipment & Facilities Authority	3.720	09-01-26	1,643,000	1,532,182
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	2,713,000	2,252,070
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	160,000	128,990
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,039,761
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	5,045,000	3,423,905

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	1,812,000	1,564,751
Collateralized mortgage obligations 10.8%				$230,340,732
(Cost $271,616,116)
Commercial and residential 8.5%				180,792,607
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(E)	0.990	04-25-53	1,078,791	1,003,154
Series 2021-2, Class A1 (B)(E)	0.985	04-25-66	902,514	744,769
Series 2021-4, Class A1 (B)(E)	1.035	01-20-65	1,998,174	1,559,638
Series 2021-5, Class A1 (B)(E)	0.951	07-25-66	2,647,947	2,072,174
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(E)	1.175	10-25-48	1,587,857	1,253,059
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (B)	3.218	04-14-33	1,204,000	1,113,028
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	1,235,000	$1,161,088
BBCMS Trust
Series 2015-MSQ, Class D (B)(E)	4.123	09-15-32	640,000	638,110
Series 2015-SRCH, Class D (B)(E)	5.122	08-10-35	1,607,000	1,380,463
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (B)(D)	5.564	05-15-39	2,064,000	1,998,135
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (B)(D)	6.113	05-15-39	773,000	738,188
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (B)(D)	5.692	04-15-37	5,939,000	5,778,971
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(E)	0.941	02-25-49	1,134,897	942,296
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (B)	0.205	01-10-35	11,465,000	1,352
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (B)(D)	4.805	10-15-37	2,331,134	2,255,366
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (B)(D)	4.726	11-15-38	1,867,000	1,790,283
Series 2021-CIP, Class A (1 month LIBOR + 0.921%) (B)(D)	4.796	12-15-38	5,261,000	5,056,647
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (B)(D)	4.975	09-15-36	2,653,000	2,458,497
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (B)(D)	4.784	01-17-39	4,515,000	4,314,507
BX Trust
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) (B)(D)	5.375	01-15-34	1,012,000	942,736
Series 2022-CLS, Class A (B)	5.760	10-13-27	2,032,000	2,010,374
BXHPP Trust
Series 2021-FILM, Class C (1 month LIBOR + 1.100%) (B)(D)	4.975	08-15-36	6,514,000	5,943,763
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(D)	5.623	12-15-37	696,000	668,077
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	4,116,000	3,979,842
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class A (B)	4.149	01-10-36	1,251,000	1,216,573
Series 2020-GC46, Class A2	2.708	02-15-53	3,606,000	3,369,216
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(E)	0.924	08-25-66	2,162,510	1,754,719
Series 2021-3, Class A1 (B)(E)	0.956	09-27-66	2,953,170	2,349,979
Series 2021-HX1, Class A1 (B)(E)	1.110	10-25-66	2,394,196	1,928,557
COLT Trust
Series 2020-RPL1, Class A1 (B)(E)	1.390	01-25-65	3,488,425	3,011,263
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.688	10-15-45	2,263,848	88
20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-CR15, Class XA IO	0.766	02-10-47	3,636,633	$20,176
Series 2020-CX, Class D (B)(E)	2.773	11-10-46	1,509,000	1,042,792
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.575	05-10-51	25,659,930	504,682
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (B)(E)	4.540	08-10-30	1,135,000	1,034,429
Series 2017-PANW, Class A (B)	3.244	10-10-29	399,000	371,982
Series 2020-CBM, Class A2 (B)	2.896	02-10-37	1,742,000	1,602,556
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%) (B)(D)	5.105	05-15-36	1,095,000	1,074,515
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(D)	5.475	05-15-36	2,230,000	2,156,882
Series 2020-NET, Class A (B)	2.257	08-15-37	745,694	666,216
Series 2021-AFC1, Class A1 (B)(E)	0.830	03-25-56	3,749,168	2,906,567
Series 2021-NQM2, Class A1 (B)(E)	1.179	02-25-66	1,535,217	1,285,553
Series 2021-NQM3, Class A1 (B)(E)	1.015	04-25-66	1,394,522	1,133,991
Series 2021-NQM5, Class A1 (B)(E)	0.938	05-25-66	1,457,248	1,101,674
Series 2021-NQM6, Class A1 (B)(E)	1.174	07-25-66	2,463,060	1,961,303
Series 2021-RPL2, Class A1A (B)(E)	1.115	01-25-60	4,064,766	3,232,784
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	3,128,000	2,840,714
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (B)(E)	0.899	04-25-66	2,054,310	1,708,302
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(E)	0.797	02-25-66	726,918	572,128
Series 2021-2, Class A1 (B)(E)	0.931	06-25-66	1,651,725	1,284,328
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(E)	2.500	02-01-51	3,380,699	2,743,120
GCAT Trust
Series 2021-NQM1, Class A1 (B)(E)	0.874	01-25-66	1,211,090	1,019,463
Series 2021-NQM2, Class A1 (B)(E)	1.036	05-25-66	1,192,809	925,059
Series 2021-NQM3, Class A1 (B)(E)	1.091	05-25-66	1,917,110	1,539,429
GS Mortgage Securities Trust
Series 2015-590M, Class C (B)(E)	3.932	10-10-35	1,475,000	1,276,194
Series 2017-485L, Class C (B)(E)	4.115	02-10-37	1,005,000	857,007
Series 2019-GC40, Class A2	2.971	07-10-52	3,315,000	3,171,496
Series 2020-UPTN, Class A (B)	2.751	02-10-37	1,234,000	1,129,300
Series 2021-STAR, Class A (1 month LIBOR + 0.950%) (B)(D)	4.825	12-15-36	4,900,000	4,681,053
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(E)	1.382	09-27-60	389,336	353,367
Series 2021-NQM1, Class A1 (B)(E)	1.017	07-25-61	833,856	688,154
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(E)	1.071	06-25-56	1,159,402	962,257
IMT Trust
Series 2017-APTS, Class AFX (B)	3.478	06-15-34	432,000	410,617
Series 2017-APTS, Class CFX (B)(E)	3.613	06-15-34	575,000	539,235
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (B)(D)	6.283	08-15-39	3,356,000	$3,322,358
Irvine Core Office Trust
Series 2013-IRV, Class A2 (B)(E)	3.279	05-15-48	2,503,736	2,464,368
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-OPO, Class A (B)	3.024	01-05-39	2,416,000	2,075,875
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (B)(D)	4.923	05-15-36	3,077,000	2,993,350
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (B)(D)	4.575	03-15-38	2,598,973	2,497,928
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (B)(D)	5.275	03-15-38	2,127,147	1,999,105
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (B)(D)	5.089	05-15-39	5,849,000	5,673,076
MFA Trust
Series 2021-NQM1, Class A1 (B)(E)	1.153	04-25-65	963,428	831,895
MHP Trust
Series 2022-MHIL, Class A (1 month CME Term SOFR + 0.815%) (B)(D)	4.609	01-15-27	2,815,866	2,683,499
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(E)	4.460	01-15-43	520,000	443,501
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (B)(E)	3.500	10-25-59	1,017,705	935,055
NMLT Trust
Series 2021-INV1, Class A1 (B)(E)	1.185	05-25-56	3,509,900	2,799,354
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	1,229,881	1,093,798
OBX Trust
Series 2020-EXP2, Class A3 (B)(E)	2.500	05-25-60	702,876	562,127
Series 2021-NQM2, Class A1 (B)(E)	1.101	05-25-61	2,190,323	1,687,187
Series 2021-NQM3, Class A1 (B)(E)	1.054	07-25-61	2,655,433	1,992,542
One Market Plaza Trust
Series 2017-1MKT, Class D (B)	4.146	02-10-32	460,000	423,667
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(E)	2.000	01-25-36	2,941,366	2,513,702
SLG Office Trust
Series 2021-OVA, Class C (B)	2.851	07-15-41	4,837,000	3,762,442
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (B)(D)	4.795	01-15-39	6,138,000	5,887,937
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (B)(E)	0.943	05-25-65	1,272,887	1,172,718
Series 2022-1, Class A1 (B)(E)	2.447	12-25-66	2,683,489	2,237,102
Towd Point Mortgage Trust
Series 2015-1, Class A5 (B)(E)	3.580	10-25-53	912,000	874,413
Series 2015-6, Class M2 (B)(E)	3.750	04-25-55	1,775,000	1,641,667
Series 2017-2, Class A1 (B)(E)	2.750	04-25-57	45,785	45,088
Series 2018-1, Class A1 (B)(E)	3.000	01-25-58	324,129	311,564
22	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2018-4, Class A1 (B)(E)	3.000	06-25-58	1,427,521	$1,297,904
Series 2019-1, Class A1 (B)(E)	3.709	03-25-58	1,348,756	1,249,673
Series 2019-4, Class A1 (B)(E)	2.900	10-25-59	1,487,816	1,369,469
Series 2020-4, Class A1 (B)	1.750	10-25-60	1,958,474	1,723,687
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (B)	1.218	05-25-65	595,645	541,127
Series 2021-1, Class A1 (B)(E)	0.815	01-25-66	1,481,725	1,200,753
Series 2021-3, Class A1 (B)(E)	1.046	06-25-66	2,050,793	1,652,810
Series 2021-4, Class A1 (B)(E)	0.938	07-25-66	1,151,502	883,550
Series 2021-5, Class A1 (B)(E)	1.013	09-25-66	2,274,441	1,814,773
Series 2021-R2, Class A1 (B)(E)	0.918	02-25-64	1,097,223	994,228
Visio Trust
Series 2020-1R, Class A1 (B)	1.312	11-25-55	1,774,898	1,585,049
Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A2	3.039	06-15-52	3,443,249	3,322,029
U.S. Government Agency 2.3%				49,548,125
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (B)(D)	4.521	01-25-42	2,833,552	2,739,164
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (B)(D)	4.821	02-25-42	1,926,511	1,890,484
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (B)(D)	5.921	02-25-42	2,734,000	2,568,265
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (B)(D)	5.521	04-25-42	2,557,678	2,524,596
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (B)(D)	6.421	04-25-42	1,609,000	1,538,650
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (B)(D)	5.747	05-25-42	1,961,099	1,947,655
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (B)(D)	6.897	05-25-42	2,413,000	2,364,740
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%) (B)(D)	8.021	06-25-42	3,540,000	3,630,426
Series K030, Class X1 IO	0.249	04-25-23	162,984,566	37,014
Series K038, Class X1 IO	1.234	03-25-24	19,606,681	201,584
Series K048, Class X1 IO	0.345	06-25-25	86,734,118	419,542
Federal National Mortgage Association
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (B)(D)	5.621	03-25-42	2,423,660	2,394,891
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (B)(D)	5.521	03-25-42	1,031,075	1,018,213
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%) (B)(D)	6.271	05-25-42	1,271,468	1,271,468
Series 427, Class C20 IO	2.000	02-25-51	14,978,206	1,830,960
Series 427, Class C77 IO	2.500	09-25-51	7,122,010	1,025,482
Government National Mortgage Association
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2012-114, Class IO	0.611	01-16-53	392,546	$6,075
Series 2016-174, Class IO	0.832	11-16-56	3,316,430	139,175
Series 2017-109, Class IO	0.272	04-16-57	4,555,269	95,974
Series 2017-124, Class IO	0.620	01-16-59	3,232,599	100,451
Series 2017-140, Class IO	0.486	02-16-59	2,050,966	70,567
Series 2017-169, Class IO	0.588	01-16-60	5,846,048	204,298
Series 2017-20, Class IO	0.537	12-16-58	6,924,384	187,295
Series 2017-22, Class IO	0.796	12-16-57	1,001,364	39,866
Series 2017-41, Class IO	0.606	07-16-58	3,253,851	95,785
Series 2017-46, Class IO	0.694	11-16-57	4,738,794	182,926
Series 2017-61, Class IO	0.746	05-16-59	2,265,502	88,175
Series 2018-114, Class IO	0.710	04-16-60	2,559,909	106,712
Series 2018-158, Class IO	0.769	05-16-61	13,388,205	692,214
Series 2018-69, Class IO	0.610	04-16-60	2,145,969	101,728
Series 2018-9, Class IO	0.442	01-16-60	3,884,060	124,463
Series 2019-131, Class IO	0.802	07-16-61	6,297,562	355,887
Series 2020-100, Class IO	0.782	05-16-62	8,866,458	536,238
Series 2020-108, Class IO	0.847	06-16-62	24,783,930	1,515,760
Series 2020-114, Class IO	0.800	09-16-62	30,649,252	1,932,172
Series 2020-118, Class IO	0.885	06-16-62	20,499,430	1,315,930
Series 2020-119, Class IO	0.601	08-16-62	9,298,193	482,218
Series 2020-120, Class IO	0.760	05-16-62	24,255,324	1,455,567
Series 2020-137, Class IO	0.794	09-16-62	30,450,095	1,778,657
Series 2020-150, Class IO	0.960	12-16-62	15,552,596	1,117,470
Series 2020-170, Class IO	0.833	11-16-62	20,846,979	1,358,627
Series 2020-92, Class IO	0.877	02-16-62	20,174,774	1,343,590
Series 2021-10, Class IO	0.983	05-16-63	14,963,260	1,118,923
Series 2021-11, Class IO	1.021	12-16-62	23,053,726	1,684,222
Series 2021-3, Class IO	0.867	09-16-62	36,788,305	2,449,358
Series 2021-40, Class IO	0.824	02-16-63	7,043,006	464,251
Series 2022-181, Class IO	0.715	07-16-64	7,180,933	544,434

Series 2022-21, Class IO	0.783	10-16-63	6,885,373	455,983
Asset backed securities 13.3%				$281,785,097
(Cost $316,590,270)
Asset backed securities 13.3%				281,785,097
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-20-30	3,397,000	3,077,060
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (B)	1.937	08-15-46	5,352,000	4,528,466
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C	1.590	10-20-25	3,171,000	3,044,035
24	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
AMSR Trust
Series 2020-SFR2, Class A (B)	1.632	07-17-37	3,281,000	$2,970,622
Series 2020-SFR4, Class A (B)	1.355	11-17-37	1,011,000	893,064
Series 2021-SFR1, Class B (B)(E)	2.153	06-17-38	2,695,000	2,198,704
Series 2021-SFR4, Class A (B)	2.117	12-17-38	572,000	488,716
Apex Credit CLO, Ltd.
Series 2020-1A, Class A1R (3 month CME Term SOFR + 1.230%) (B)(D)	5.193	10-20-31	5,050,000	4,941,773
Applebee’s Funding LLC
Series 2019-1A, Class A2I (B)	4.194	06-05-49	3,930,300	3,719,683
Aqua Finance Trust
Series 2021-A, Class A (B)	1.540	07-17-46	1,185,499	1,082,708
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	3,702,770	3,169,049
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (B)	2.360	03-20-26	3,497,000	3,246,151
Series 2020-1A, Class A (B)	2.330	08-20-26	2,588,000	2,371,121
Bain Capital Credit CLO, Ltd.
Series 2017-1A, Class BR (3 month LIBOR + 1.500%) (B)(D)	5.743	07-20-30	2,840,000	2,709,488
Balboa Bay Loan Funding, Ltd.
Series 2021-1A, Class A (3 month LIBOR + 1.200%) (B)(D)	5.443	07-20-34	1,277,000	1,228,611
Barings CLO, Ltd.
Series 2013-IA, Class AR (3 month LIBOR + 0.800%) (B)(D)	5.043	01-20-28	3,039,753	3,007,915
Beacon Container Finance II LLC
Series 2021-1A, Class A (B)	2.250	10-22-46	3,966,133	3,350,680
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (B)	3.280	09-26-33	975,844	917,408
Carlyle U.S. CLO, Ltd.
Series 2019-2A, Class A1R (3 month LIBOR + 1.120%) (B)(D)	5.199	07-15-32	1,620,000	1,576,945
CarMax Auto Owner Trust
Series 2022-4, Class A3	5.340	08-16-27	2,805,000	2,819,250
CARS-DB4 LP
Series 2020-1A, Class A1 (B)	2.690	02-15-50	3,066,631	2,863,810
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	3,776,313	3,342,491
Series 2021-1A, Class A1 (B)	1.530	03-15-61	3,444,260	2,970,678
Chase Auto Credit Linked Notes
Series 2021-3, Class B (B)	0.760	02-26-29	1,278,745	1,200,741
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	4,148,222	3,552,252
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	3,385,757	2,853,263
Series 2022-1A, Class A (B)	2.720	01-18-47	2,293,504	1,927,153
DataBank Issuer
Series 2021-1A, Class A2 (B)	2.060	02-27-51	5,539,000	4,777,168
Series 2021-2A, Class A2 (B)	2.400	10-25-51	2,501,000	2,185,855
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,455,420	$1,316,970
Series 2021-1A, Class A2I (B)	2.045	11-20-51	5,923,170	5,077,626
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (B)	1.760	04-15-49	3,777,000	3,103,232
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (B)	4.118	07-25-47	4,061,460	3,724,241
Series 2019-1A, Class A2 (B)	3.668	10-25-49	1,290,507	1,091,052
Series 2021-1A, Class A2I (B)	2.662	04-25-51	2,712,690	2,269,008
Driven Brands Funding LLC
Series 2018-1A, Class A2 (B)	4.739	04-20-48	1,241,500	1,148,813
Series 2020-2A, Class A2 (B)	3.237	01-20-51	2,620,328	2,165,347
Series 2021-1A, Class A2 (B)	2.791	10-20-51	3,295,710	2,611,913
Eaton Vance CLO, Ltd.
Series 2020-2A, Class BR (3 month LIBOR + 1.700%) (B)(D)	5.779	01-15-35	2,210,000	2,092,779
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (B)	2.610	01-25-34	835,148	773,828
Elmwood CLO IV, Ltd.
Series 2020-1A, Class A (3 month LIBOR + 1.240%) (B)(D)	5.319	04-15-33	2,627,000	2,569,151
Exeter Automobile Receivables Trust
Series 2021-1A, Class C	0.740	01-15-26	1,485,567	1,449,012
FirstKey Homes Trust
Series 2020-SFR2, Class A (B)	1.266	10-19-37	2,507,085	2,210,107
Series 2021-SFR1, Class A (B)	1.538	08-17-38	1,910,319	1,635,627
Series 2021-SFR1, Class C (B)	1.888	08-17-38	4,249,000	3,529,363
Five Guys Funding LLC
Series 2017-1A, Class A2 (B)	4.600	07-25-47	2,383,825	2,242,140
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	2,744,000	2,521,788
Series 2021-1A, Class A2 (B)	2.773	04-20-29	2,612,000	2,357,252
HalseyPoint CLO II, Ltd.
Series 2020-2A, Class B (3 month LIBOR + 1.640%) (B)(D)	5.883	07-20-31	2,631,000	2,549,181
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	2,275,000	2,040,684
Hilton Grand Vacations Trust
Series 2017-AA, Class A (B)	2.660	12-26-28	630,125	618,347
Series 2018-AA, Class A (B)	3.540	02-25-32	550,968	532,254
Home Partners of America Trust
Series 2021-2, Class A (B)	1.901	12-17-26	1,103,030	950,711
Hotwire Funding LLC
Series 2021-1, Class A2 (B)	2.311	11-20-51	1,661,000	1,442,617
Hyundai Auto Receivables Trust
Series 2022-C, Class A3	5.390	06-15-27	3,875,000	3,903,270
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (B)	4.970	08-25-49	886,215	784,077
Series 2022-1A, Class A2I (B)	3.445	02-26-52	3,063,350	2,665,363
26	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (B)	2.730	10-25-48	301,197	$292,114
Madison Park Funding XXIII, Ltd.
Series 2017-23A, Class BR (3 month LIBOR + 1.550%) (B)(D)	5.908	07-27-31	3,454,000	3,353,375
Marathon CLO X, Ltd.
Series 2017-10A, Class A1AR (3 month LIBOR + 1.000%) (B)(D)	5.606	11-15-29	3,258,286	3,202,475
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (B)	2.815	04-22-31	4,667,000	4,174,384
MVW Owner Trust
Series 2018-1A, Class A (B)	3.450	01-21-36	958,256	926,274
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (B)	3.910	12-15-45	463,253	447,565
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A (B)	2.640	05-15-68	917,832	863,170
Series 2019-FA, Class A2 (B)	2.600	08-15-68	1,228,446	1,135,566
Series 2020-BA, Class A2 (B)	2.120	01-15-69	2,164,649	1,962,383
Series 2020-GA, Class A (B)	1.170	09-16-69	2,147,685	1,890,036
Series 2020-HA, Class A (B)	1.310	01-15-69	2,709,331	2,430,893
Series 2021-A, Class A (B)	0.840	05-15-69	2,590,568	2,211,886
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	1,885,810	1,588,938
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	4,718,150	3,778,224
Series 2022-1A, Class A2 (B)	3.695	01-30-52	1,972,098	1,562,004
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class BRR (3 month LIBOR + 1.650%) (B)(D)	5.729	07-15-34	1,022,000	981,098
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2019-34A, Class BR (3 month CME Term SOFR + 1.750%) (B)(D)	5.713	01-20-35	2,563,000	2,425,990
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	4,682,000	3,958,565
Series 2021-1, Class B1 (B)	2.410	10-20-61	1,418,000	1,167,639
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A (B)	3.844	12-25-25	687,836	626,034
Series 2021-FHT1, Class A (B)	3.104	07-25-26	717,823	625,819
Oaktree CLO, Ltd.
Series 2021-1A, Class A1 (3 month LIBOR + 1.160%) (B)(D)	5.239	07-15-34	3,831,000	3,706,929
Ocean Trails CLO X
Series 2020-10A, Class AR (3 month LIBOR + 1.220%) (B)(D)	5.299	10-15-34	2,150,000	2,075,219
OCP CLO, Ltd.
Series 2020-19A, Class AR (3 month LIBOR + 1.150%) (B)(D)	5.393	10-20-34	1,573,000	1,521,684
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (B)	4.459	02-15-27	660,331	$653,972
Series 2020-1A, Class A2 (B)	3.101	02-15-28	1,697,625	1,677,240
Palmer Square Loan Funding, Ltd.
Series 2021-3A, Class A2 (3 month LIBOR + 1.400%) (B)(D)	5.643	07-20-29	2,332,000	2,253,475
Progress Residential Trust
Series 2021-SFR2, Class A (B)	1.546	04-19-38	6,711,003	5,808,883
Series 2021-SFR5, Class A (B)	1.427	07-17-38	4,733,034	4,082,346
Series 2021-SFR8, Class B (B)	1.681	10-17-38	1,602,000	1,326,946
SCF Equipment Leasing LLC
Series 2019-2A, Class C (B)	3.110	06-21-27	4,200,000	3,954,663
Series 2021-1A, Class B (B)	1.370	08-20-29	2,386,000	2,147,732
Series 2022-2A, Class A3 (B)	6.500	10-21-30	4,450,000	4,492,579
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (B)	2.394	04-25-51	2,480,230	1,937,231
Sesac Finance LLC
Series 2019-1, Class A2 (B)	5.216	07-25-49	3,504,285	3,230,359
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A (B)	3.200	01-20-36	292,389	280,455
Series 2021-1A, Class A (B)	0.990	11-20-37	1,646,404	1,520,805
SMB Private Education Loan Trust
Series 2019-B, Class A2A (B)	2.840	06-15-37	2,447,836	2,287,748
Series 2020-PTA, Class A2A (B)	1.600	09-15-54	1,758,168	1,548,737
Series 2021-A, Class APT2 (B)	1.070	01-15-53	1,097,034	921,059
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX (B)	3.090	08-17-48	480,341	449,054
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	3,016,565	2,668,532
Series 2020-1A, Class A2II (B)	4.336	01-20-50	2,490,670	2,140,240
Series 2021-1A, Class A2I (B)	2.190	08-20-51	2,599,317	2,068,554
Sound Point CLO XXVII, Ltd.
Series 2020-2A, Class B1R (3 month LIBOR + 1.650%) (B)(D)	6.008	10-25-34	1,324,000	1,219,404
Starwood Property Mortgage Trust
Series 2021-SIF2A, Class A1 (3 month CME Term SOFR + 1.550%) (B)(D)	5.414	01-15-33	3,948,000	3,867,291
Sunbird Engine Finance LLC
Series 2020-1A, Class A (B)	3.671	02-15-45	813,644	646,940
Taco Bell Funding LLC
Series 2021-1A, Class A2I (B)	1.946	08-25-51	5,099,490	4,302,996
TIF Funding II LLC
Series 2020-1A, Class A (B)	2.090	08-20-45	4,742,925	4,057,984
Series 2021-1A, Class A (B)	1.650	02-20-46	2,084,738	1,684,501
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A3	5.300	09-15-27	3,387,000	3,416,824
Tricon American Homes Trust
Series 2020-SFR2, Class A (B)	1.482	11-17-39	3,314,856	2,750,025
28	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	4,917,843	$4,179,097
Series 2021-1A, Class A (B)	1.860	03-20-46	2,868,550	2,392,094
Vantage Data Centers LLC
Series 2019-1A, Class A2 (B)	3.188	07-15-44	3,338,842	3,143,964
Series 2020-1A, Class A2 (B)	1.645	09-15-45	3,094,000	2,698,416
Series 2020-2A, Class A2 (B)	1.992	09-15-45	2,374,000	1,927,215
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (B)	2.152	10-20-31	1,115,700	1,008,236
VR Funding LLC
Series 2020-1A, Class A (B)	2.790	11-15-50	3,515,683	3,097,630
VSE VOI Mortgage LLC
Series 2017-A, Class A (B)	2.330	03-20-35	964,701	920,304
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	2,888,438	2,320,654
Westgate Resorts LLC
Series 2022-1A, Class A (B)	1.788	08-20-36	2,663,813	2,506,700
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	672,360	533,750
Wingstop Funding LLC
Series 2020-1A, Class A2 (B)	2.841	12-05-50	5,433,938	4,624,900
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	2,139,913	1,736,685

	Shares	Value
Preferred securities 0.0%		$283,253
(Cost $309,384)
Financials 0.0%		283,253
Banks 0.0%
Wells Fargo & Company, 7.500%	238	283,253

	Yield (%)	Shares	Value
Short-term investments 3.2%			$67,229,735
(Cost $67,212,952)
Short-term funds 3.2%			67,229,735
John Hancock Collateral Trust (F)	3.8739(G)	6,727,212	67,229,735

Total investments (Cost $2,399,849,438) 102.7%	$2,177,507,657
Other assets and liabilities, net (2.7%)	(56,221,856)
Total net assets 100.0%	$2,121,285,801

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (0.9%)				$(18,387,182)
(Proceeds received $17,891,571)
U.S. Government Agency (0.9%)				(18,387,182)
Federal National Mortgage Association (A)	5.000	TBA	(18,447,000)	(18,387,182)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	29

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $591,586,431 or 27.9% of the fund’s net assets as of 11-30-22.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 11-30-22.
30	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	109	Long	Mar 2023	$13,655,009	$13,843,000	$187,991
						$187,991
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 11-30-22, the aggregate cost of investments for federal income tax purposes was $2,391,483,033. Net unrealized depreciation aggregated to $232,174,567, of which $12,870,698 related to gross unrealized appreciation and $245,045,265 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	31

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,332,636,486)	$2,110,277,922
Affiliated investments, at value (Cost $67,212,952)	67,229,735
Total investments, at value (Cost $2,399,849,438)	2,177,507,657
Receivable for futures variation margin	37,469
Collateral held at broker for futures contracts	700,000
Dividends and interest receivable	13,319,504
Receivable for fund shares sold	15,569,284
Receivable for investments sold	3,178,875
Receivable for delayed delivery securities sold	27,547,826
Receivable from affiliates	9,615
Other assets	301,413
Total assets	2,238,171,643
Liabilities
Payable for sale commitments outstanding, at value (Proceeds received $17,891,571)	18,387,182
Due to custodian	996
Distributions payable	286,579
Payable for investments purchased	3,386,355
Payable for delayed delivery securities purchased	89,453,827
Payable for fund shares repurchased	4,883,845
Payable to affiliates
Accounting and legal services fees	104,180
Transfer agent fees	143,380
Distribution and service fees	11,700
Trustees’ fees	527
Other liabilities and accrued expenses	227,271
Total liabilities	116,885,842
Net assets	$2,121,285,801
Net assets consist of
Paid-in capital	$2,553,524,756
Total distributable earnings (loss)	(432,238,955)
Net assets	$2,121,285,801

32	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($494,620,949 ÷ 54,639,206 shares)[1]	$9.05
Class C ($12,975,376 ÷ 1,433,278 shares)[1]	$9.05
Class I ($902,982,126 ÷ 99,704,821 shares)	$9.06
Class R2 ($6,087,955 ÷ 672,343 shares)	$9.05
Class R4 ($382,197 ÷ 42,201 shares)	$9.06
Class R6 ($704,237,198 ÷ 77,759,992 shares)	$9.06
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.43

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	33

STATEMENT OF OPERATIONS For the six months ended 11-30-22 (unaudited)

Investment income
Interest	$34,654,370
Dividends from affiliated investments	993,490
Dividends	26,181
Securities lending	6,942
Total investment income	35,680,983
Expenses
Investment management fees	4,261,979
Distribution and service fees	725,946
Accounting and legal services fees	163,900
Transfer agent fees	884,301
Trustees’ fees	21,633
Custodian fees	112,704
State registration fees	154,344
Printing and postage	76,633
Professional fees	63,020
Other	74,314
Total expenses	6,538,774
Less expense reductions	(828,777)
Net expenses	5,709,997
Net investment income	29,970,986
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(95,021,699)
Affiliated investments	(65,822)
Futures contracts	(1,280,480)
(96,368,001)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(37,296,592)
Affiliated investments	16,732
Futures contracts	339,161
(36,940,699)
Net realized and unrealized loss	(133,308,700)
Decrease in net assets from operations	$(103,337,714)
34	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-22 (unaudited)	Year ended 5-31-22
Increase (decrease) in net assets
From operations
Net investment income	$29,970,986	$53,907,285
Net realized loss	(96,368,001)	(76,041,274)
Change in net unrealized appreciation (depreciation)	(36,940,699)	(223,078,268)
Decrease in net assets resulting from operations	(103,337,714)	(245,212,257)
Distributions to shareholders
From earnings
Class A	(7,432,805)	(15,258,361)
Class C	(147,226)	(332,780)
Class I	(14,136,045)	(34,304,425)
Class R2	(90,253)	(191,476)
Class R4	(5,505)	(10,340)
Class R6	(11,783,460)	(24,012,197)
Total distributions	(33,595,294)	(74,109,579)
From fund share transactions	(67,153,200)	(98,586,736)
Total decrease	(204,086,208)	(417,908,572)
Net assets
Beginning of period	2,325,372,009	2,743,280,581
End of period	$2,121,285,801	$2,325,372,009
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	35

Financial highlights
CLASS A SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$9.63	$10.88	$11.02	$10.50	$10.17	$10.48
Net investment income[2]	0.12	0.19	0.19	0.23	0.27	0.24
Net realized and unrealized gain (loss) on investments	(0.57)	(1.18)	0.03	0.57	0.35	(0.28)
Total from investment operations	(0.45)	(0.99)	0.22	0.80	0.62	(0.04)
Less distributions
From net investment income	(0.13)	(0.24)	(0.23)	(0.28)	(0.29)	(0.27)
From net realized gain	—	(0.02)	(0.13)	—	—	—
Total distributions	(0.13)	(0.26)	(0.36)	(0.28)	(0.29)	(0.27)
Net asset value, end of period	$9.05	$9.63	$10.88	$11.02	$10.50	$10.17
Total return (%)[3,4]	(4.64)[5]	(9.24)	1.96	7.70	6.24	(0.35)
Ratios and supplemental data
Net assets, end of period (in millions)	$495	$545	$610	$520	$374	$335
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[6]	0.81	0.82	0.84	0.85	0.85
Expenses including reductions	0.75[6]	0.74	0.75	0.76	0.78	0.78
Net investment income	2.57[6]	1.78	1.70	2.18	2.65	2.35
Portfolio turnover (%)	67	123	122	151	111	80

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
36	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$9.63	$10.88	$11.02	$10.50	$10.18	$10.49
Net investment income[2]	0.08	0.11	0.11	0.15	0.19	0.17
Net realized and unrealized gain (loss) on investments	(0.56)	(1.18)	0.03	0.57	0.35	(0.28)
Total from investment operations	(0.48)	(1.07)	0.14	0.72	0.54	(0.11)
Less distributions
From net investment income	(0.10)	(0.16)	(0.15)	(0.20)	(0.22)	(0.20)
From net realized gain	—	(0.02)	(0.13)	—	—	—
Total distributions	(0.10)	(0.18)	(0.28)	(0.20)	(0.22)	(0.20)
Net asset value, end of period	$9.05	$9.63	$10.88	$11.02	$10.50	$10.18
Total return (%)[3,4]	(5.00)[5]	(9.92)	1.20	6.90	5.35	(1.09)
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$15	$22	$26	$19	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.58[6]	1.56	1.57	1.59	1.60	1.60
Expenses including reductions	1.50[6]	1.49	1.50	1.51	1.53	1.53
Net investment income	1.81[6]	1.01	0.95	1.42	1.90	1.59
Portfolio turnover (%)	67	123	122	151	111	80

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	37

CLASS I SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$9.63	$10.89	$11.02	$10.50	$10.18	$10.49
Net investment income[2]	0.13	0.21	0.22	0.26	0.29	0.26
Net realized and unrealized gain (loss) on investments	(0.55)	(1.18)	0.04	0.57	0.35	(0.27)
Total from investment operations	(0.42)	(0.97)	0.26	0.83	0.64	(0.01)
Less distributions
From net investment income	(0.15)	(0.27)	(0.26)	(0.31)	(0.32)	(0.30)
From net realized gain	—	(0.02)	(0.13)	—	—	—
Total distributions	(0.15)	(0.29)	(0.39)	(0.31)	(0.32)	(0.30)
Net asset value, end of period	$9.06	$9.63	$10.89	$11.02	$10.50	$10.18
Total return (%)[3]	(4.41)[4]	(9.09)	2.31	7.97	6.38	(0.10)
Ratios and supplemental data
Net assets, end of period (in millions)	$903	$994	$1,309	$930	$130	$115
Ratios (as a percentage of average net assets):
Expenses before reductions	0.58[5]	0.56	0.57	0.59	0.61	0.60
Expenses including reductions	0.50[5]	0.49	0.50	0.51	0.55	0.53
Net investment income	2.81[5]	2.01	1.94	2.39	2.87	2.52
Portfolio turnover (%)	67	123	122	151	111	80

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
38	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$9.63	$10.88	$11.02	$10.50	$10.17	$10.49
Net investment income[2]	0.11	0.17	0.17	0.22	0.25	0.23
Net realized and unrealized gain (loss) on investments	(0.56)	(1.17)	0.03	0.57	0.36	(0.29)
Total from investment operations	(0.45)	(1.00)	0.20	0.79	0.61	(0.06)
Less distributions
From net investment income	(0.13)	(0.23)	(0.21)	(0.27)	(0.28)	(0.26)
From net realized gain	—	(0.02)	(0.13)	—	—	—
Total distributions	(0.13)	(0.25)	(0.34)	(0.27)	(0.28)	(0.26)
Net asset value, end of period	$9.05	$9.63	$10.88	$11.02	$10.50	$10.17
Total return (%)[3]	(4.60)[4]	(9.37)	1.82	7.57	6.08	(0.60)
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$7	$6	$6	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[6]	0.95	0.97	0.98	1.00	1.00
Expenses including reductions	0.89[6]	0.89	0.89	0.90	0.93	0.93
Net investment income	2.41[6]	1.63	1.56	2.01	2.50	2.17
Portfolio turnover (%)	67	123	122	151	111	80

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	39

CLASS R4 SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$9.63	$10.89	$11.02	$10.50	$10.18	$10.49
Net investment income[2]	0.12	0.20	0.20	0.25	0.28	0.26
Net realized and unrealized gain (loss) on investments	(0.55)	(1.19)	0.04	0.56	0.34	(0.28)
Total from investment operations	(0.43)	(0.99)	0.24	0.81	0.62	(0.02)
Less distributions
From net investment income	(0.14)	(0.25)	(0.24)	(0.29)	(0.30)	(0.29)
From net realized gain	—	(0.02)	(0.13)	—	—	—
Total distributions	(0.14)	(0.27)	(0.37)	(0.29)	(0.30)	(0.29)
Net asset value, end of period	$9.06	$9.63	$10.89	$11.02	$10.50	$10.18
Total return (%)[3]	(4.48)[4]	(9.22)	2.17	7.82	6.24	(0.22)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$1	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[6]	0.81	0.81	0.83	0.85	0.82
Expenses including reductions	0.64[6]	0.64	0.64	0.64	0.68	0.65
Net investment income	2.69[6]	1.87	1.81	2.29	2.76	2.46
Portfolio turnover (%)	67	123	122	151	111	80

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
40	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$9.63	$10.89	$11.02	$10.51	$10.18	$10.49
Net investment income[2]	0.14	0.23	0.23	0.27	0.30	0.29
Net realized and unrealized gain (loss) on investments	(0.56)	(1.19)	0.04	0.56	0.36	(0.29)
Total from investment operations	(0.42)	(0.96)	0.27	0.83	0.66	—
Less distributions
From net investment income	(0.15)	(0.28)	(0.27)	(0.32)	(0.33)	(0.31)
From net realized gain	—	(0.02)	(0.13)	—	—	—
Total distributions	(0.15)	(0.30)	(0.40)	(0.32)	(0.33)	(0.31)
Net asset value, end of period	$9.06	$9.63	$10.89	$11.02	$10.51	$10.18
Total return (%)[3]	(4.36)[4]	(9.00)	2.42	7.99	6.60	0.00
Ratios and supplemental data
Net assets, end of period (in millions)	$704	$763	$795	$591	$379	$358
Ratios (as a percentage of average net assets):
Expenses before reductions	0.47[5]	0.45	0.47	0.48	0.50	0.50
Expenses including reductions	0.39[5]	0.39	0.39	0.40	0.43	0.43
Net investment income	2.92[5]	2.13	2.05	2.53	3.00	2.76
Portfolio turnover (%)	67	123	122	151	111	80

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	41

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Investment Grade Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
42	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$920,282,996	—	$920,282,996	—
Foreign government obligations	2,040,517	—	2,040,517	—
Corporate bonds	658,627,786	—	658,627,786	—
Municipal bonds	16,917,541	—	16,917,541	—
Collateralized mortgage obligations	230,340,732	—	230,340,732	—
Asset backed securities	281,785,097	—	281,785,097	—
Preferred securities	283,253	$283,253	—	—
Short-term investments	67,229,735	67,229,735	—	—
Total investments in securities	$2,177,507,657	$67,512,988	$2,109,994,669	—
Liabilities
Sale commitments outstanding	$(18,387,182)	—	$(18,387,182)	—
Derivatives:
Assets
Futures	187,991	$187,991	—	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	43

potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a
44	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of November 30, 2022, there were no securities on loan.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2022 were $5,076.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	45

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2022, the fund used futures contracts to manage duration of the portfolio. The fund held futures contracts with USD notional values ranging up to $13.8 million as measured at each quarter end.
46	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$187,991	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2022:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$(1,280,480)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2022:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$339,161
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.400% of the first $1.5 billion of the fund’s average daily net assets and (b) 0.385% of the fund’s average daily net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	47

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.38% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on September 30, 2023, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$197,552
Class C	5,324
Class I	344,408
Class R2	2,575
Class	Expense reduction
Class R4	$140
Class R6	278,596
Total	$828,595

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2022, were equivalent to a net annual effective rate of 0.32% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2022, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
48	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $182 for Class R4 shares for the six months ended November 30, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $113,019 for the six months ended November 30, 2022. Of this amount, $16,303 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $96,716 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2022, CDSCs received by the Distributor amounted to $13,772 and $607 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$640,346	$304,813
Class C	68,593	8,165
Class I	—	535,661
Class R2	16,370	321
Class R4	637	18
Class R6	—	35,323
Total	$725,946	$884,301
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	49

Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2022 and for the year ended May 31, 2022 were as follows:
	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,180,420	$47,625,912	11,677,859	$123,778,748
Distributions reinvested	789,744	7,244,958	1,403,277	14,810,680
Repurchased	(7,973,979)	(73,450,418)	(12,463,503)	(130,279,851)
Net increase (decrease)	(2,003,815)	$(18,579,548)	617,633	$8,309,577
Class C shares
Sold	169,964	$1,558,006	192,484	$2,028,571
Distributions reinvested	14,716	135,071	29,631	313,522
Repurchased	(319,459)	(2,947,087)	(686,415)	(7,245,279)
Net decrease	(134,779)	$(1,254,010)	(464,300)	$(4,903,186)
Class I shares
Sold	38,363,660	$352,298,957	60,961,667	$638,565,845
Distributions reinvested	1,399,894	12,846,991	2,902,522	30,699,000
Repurchased	(43,232,471)	(398,276,677)	(80,975,815)	(842,748,590)
Net decrease	(3,468,917)	$(33,130,729)	(17,111,626)	$(173,483,745)
Class R2 shares
Sold	48,283	$447,011	320,599	$3,458,830
Distributions reinvested	616	5,660	1,226	12,959
Repurchased	(136,422)	(1,259,616)	(147,099)	(1,581,592)
Net increase (decrease)	(87,523)	$(806,945)	174,726	$1,890,197
Class R4 shares
Sold	4,146	$37,830	6,882	$72,972
Distributions reinvested	600	5,505	977	10,325
Repurchased	(593)	(5,622)	(11,077)	(121,017)
Net increase (decrease)	4,153	$37,713	(3,218)	$(37,720)
Class R6 shares
Sold	9,797,284	$90,220,861	25,257,345	$268,641,034
Distributions reinvested	1,268,222	11,640,604	2,261,347	23,862,450
Repurchased	(12,534,494)	(115,281,146)	(21,358,512)	(222,865,343)
Net increase (decrease)	(1,468,988)	$(13,419,681)	6,160,180	$69,638,141
Total net decrease	(7,159,869)	$(67,153,200)	(10,626,605)	$(98,586,736)
50	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $535,584,827 and $609,443,140, respectively, for the six months ended November 30, 2022. Purchases and sales of U.S. Treasury obligations aggregated $894,133,212 and $849,045,944, respectively, for the six months ended November 30, 2022.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	6,727,212	$819,881	$569,473,572	$(503,014,628)	$(65,822)	$16,732	$1,000,432	—	$67,229,735

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	51

Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
52	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	616,518,318.324	22,346,753.662
Noni L. Ellison	617,240,759.341	21,624,312.645
Dean C. Garfield	616,232,946.892	22,632,125.094
Patricia Lizarraga	617,683,558.095	21,181,513.891
Frances G. Rathke	614,483,486.147	24,381,585.839

Non-Independent Trustees
Andrew G. Arnott	615,231,800.904	23,633,271.082
Marianne Harrison	615,166,431.221	23,698,640.765
Paul Lorentz	615,997,259.581	22,867,812.405
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	53

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Investment Grade Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 24-25, 2022. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
54	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
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(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2021. The Board took into account management’s discussion of the fund’s performance, including favorable performance relative to the benchmark index and peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including prior actions taken to reduce the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks
56	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
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(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and
58	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	59

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
60	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*,#
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Connor Minnaar, CFA
Pranay Sonalkar
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
# Mr. Burgess is retiring effective December 31, 2022.
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	61

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2630384	55SA 11/22
1/2023

Semiannual report
John Hancock
Short Duration Bond Fund
Fixed income
November 30, 2022

A message to shareholders
Dear shareholder,
U.S. bonds declined during the six months ended November 30, 2022, as bond yields rose to their highest levels in more than a decade. The catalyst was surging inflation, driven largely by rising food and energy prices. The U.S. Federal Reserve continued its inflation-fighting campaign by raising short-term interest rates four times during the period, boosting the federal funds rate target to its highest level since January 2008.
In this environment, bond yields moved broadly higher, with the 10-year U.S. Treasury bond yield cresting above 4% for the first time since 2008. In terms of sector performance, residential mortgage-backed securities and investment-grade corporate bonds declined the most, while high-yield corporate bonds and asset-backed securities held up the best.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Short Duration Bond Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
23	Financial statements
26	Financial highlights
31	Notes to financial statements
40	Shareholder meeting
41	Evaluation of advisory and subadvisory agreements by the Board of Trustees
47	More information
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2022 (%)

The Bloomberg U.S. Aggregate 1-3 Year Index tracks publicly issued medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international U.S. dollar-denominated bonds that have maturities of between one and three years.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2022 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-22 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 11/30/2022 (% of net assets)
United States	87.2
United Kingdom	2.8
Cayman Islands	2.4
Canada	1.5
Ireland	1.3
Other countries	4.8
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	3

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
		Account value on 6-1-2022	Ending value on 11-30-2022	Expenses paid during period ended 11-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$989.70	$3.19	0.64%
	Hypothetical example	1,000.00	1,021.90	3.24	0.64%
Class C	Actual expenses/actual returns	1,000.00	986.00	6.92	1.39%
	Hypothetical example	1,000.00	1,018.10	7.03	1.39%
Class I	Actual expenses/actual returns	1,000.00	991.00	1.95	0.39%
	Hypothetical example	1,000.00	1,023.10	1.98	0.39%
Class R6	Actual expenses/actual returns	1,000.00	991.40	1.45	0.29%
	Hypothetical example	1,000.00	1,023.60	1.47	0.29%
Class NAV	Actual expenses/actual returns	1,000.00	991.50	1.40	0.28%
	Hypothetical example	1,000.00	1,023.70	1.42	0.28%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
6	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 25.4%				$238,104,468
(Cost $238,359,441)
U.S. Government 22.8%				213,784,722
U.S. Treasury
Note	0.250	06-30-25	2,000,000	1,812,969
Note	1.375	01-31-25	3,970,000	3,733,351
Note	2.375	04-30-26	2,500,000	2,369,434
Note	2.500	01-31-24	35,000,000	34,148,242
Note	2.750	05-15-25	10,770,000	10,404,830
Note	3.875	11-30-27	15,200,000	15,257,000
Note	4.250	09-30-24	69,185,000	68,976,905
Note	4.250	10-15-25	76,800,000	77,081,991
U.S. Government Agency 2.6%				24,319,746
Federal Home Loan Bank
Bond	4.300	08-08-25	5,000,000	4,904,658
Bond	5.300	12-06-24	4,700,000	4,700,814
Bond	5.400	11-01-24	5,000,000	5,002,920
Bond	6.000	11-23-27	5,000,000	5,014,053

Federal Home Loan Mortgage Corp. Note (A)	5.500	12-16-25	4,690,000	4,697,301
Corporate bonds 52.0%				$488,398,483
(Cost $502,999,467)
Communication services 3.1%				28,884,588
Diversified telecommunication services 0.6%
AT&T, Inc.	1.700	03-25-26	3,000,000	2,704,107
AT&T, Inc.	2.300	06-01-27	1,500,000	1,350,007
Kenbourne Invest SA (B)	6.875	11-26-24	1,336,000	1,235,800
Entertainment 0.5%
Netflix, Inc.	5.750	03-01-24	1,440,000	1,441,800
Take-Two Interactive Software, Inc.	3.300	03-28-24	567,000	551,924
Take-Two Interactive Software, Inc.	3.550	04-14-25	620,000	597,866
Warnermedia Holdings, Inc. (B)	3.638	03-15-25	2,378,000	2,270,612
Interactive media and services 0.2%
TripAdvisor, Inc. (B)	7.000	07-15-25	2,300,000	2,271,519
Media 0.8%
Charter Communications Operating LLC	4.908	07-23-25	4,500,000	4,429,312
CSC Holdings LLC	5.250	06-01-24	500,000	481,668
Radiate Holdco LLC (B)	4.500	09-15-26	2,900,000	2,371,330
Wireless telecommunication services 1.0%
Sprint LLC	7.125	06-15-24	3,990,000	4,074,520
Sprint LLC	7.875	09-15-23	575,000	587,443
T-Mobile USA, Inc.	3.500	04-15-25	4,665,000	4,516,680
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 5.3%				$49,714,933
Automobiles 2.1%
Daimler Trucks Finance North America LLC (B)	1.625	12-13-24	989,000	919,337
Ford Motor Credit Company LLC	2.300	02-10-25	2,000,000	1,835,000
Ford Motor Credit Company LLC	5.125	06-16-25	4,790,000	4,638,214
General Motors Financial Company, Inc.	2.900	02-26-25	3,900,000	3,685,052
Hyundai Capital America (B)	1.000	09-17-24	1,140,000	1,046,964
Mercedes-Benz Finance North America LLC (B)	0.750	03-01-24	3,300,000	3,123,626
Nissan Motor Acceptance Company LLC (B)	1.050	03-08-24	3,450,000	3,213,411
Nissan Motor Acceptance Company LLC (B)	1.125	09-16-24	1,822,000	1,649,712
Diversified consumer services 0.0%
GEMS MENASA Cayman, Ltd. (B)	7.125	07-31-26	227,000	216,693
Hotels, restaurants and leisure 2.3%
Dave & Buster’s, Inc. (B)	7.625	11-01-25	1,600,000	1,607,865
Hilton Domestic Operating Company, Inc. (B)	5.375	05-01-25	4,100,000	4,073,801
Hyatt Hotels Corp.	5.625	04-23-25	4,165,000	4,147,843
Marriott International, Inc.	3.600	04-15-24	575,000	564,174
Marriott International, Inc.	5.750	05-01-25	3,610,000	3,668,447
Marriott Ownership Resorts, Inc. (B)	6.125	09-15-25	1,500,000	1,481,552
MGM Resorts International	5.750	06-15-25	1,850,000	1,806,627
Travel + Leisure Company	6.600	10-01-25	3,975,000	3,905,438
Household durables 0.5%
Century Communities, Inc.	6.750	06-01-27	2,225,000	2,157,648
Taylor Morrison Communities, Inc. (B)	5.625	03-01-24	2,725,000	2,681,429
Multiline retail 0.4%
Nordstrom, Inc.	2.300	04-08-24	3,500,000	3,292,100
Consumer staples 1.8%				17,284,232
Beverages 0.3%
Constellation Brands, Inc.	3.600	05-09-24	3,000,000	2,940,925
Food and staples retailing 0.3%
Cargill, Inc. (B)	3.500	04-22-25	3,000,000	2,917,185
Food products 1.2%
Grupo Bimbo SAB de CV (B)	3.875	06-27-24	1,290,000	1,265,512
JDE Peet’s NV (B)	0.800	09-24-24	2,397,000	2,185,771
Kraft Heinz Foods Company	3.000	06-01-26	4,000,000	3,765,329
NBM US Holdings, Inc. (B)	7.000	05-14-26	4,250,000	4,209,510
Energy 4.9%				46,036,974
Energy equipment and services 0.0%
CSI Compressco LP (B)	7.500	04-01-25	93,000	85,192
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (B)	10.000	04-01-26	302,373	266,088
8	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 4.9%
Aker BP ASA (B)	3.000	01-15-25	3,600,000	$3,406,205
Blue Racer Midstream LLC (B)	6.625	07-15-26	3,500,000	3,403,750
Buckeye Partners LP (B)	4.125	03-01-25	2,375,000	2,280,546
Buckeye Partners LP	4.150	07-01-23	460,000	453,105
Calumet Specialty Products Partners LP (B)	8.125	01-15-27	850,000	816,306
Continental Resources, Inc.	3.800	06-01-24	1,214,000	1,181,069
Energean Israel Finance, Ltd. (B)	4.500	03-30-24	3,300,000	3,188,751
Energy Transfer LP	4.250	04-01-24	3,835,000	3,758,506
Energy Transfer LP	4.750	01-15-26	1,000,000	981,262
EQM Midstream Partners LP (B)	7.500	06-01-27	3,316,000	3,351,183
EQT Corp.	5.678	10-01-25	3,750,000	3,739,725
Hess Corp.	3.500	07-15-24	2,000,000	1,943,633
Leviathan Bond, Ltd. (B)	6.125	06-30-25	3,590,000	3,524,847
Parkland Corp. (B)	5.875	07-15-27	3,300,000	3,164,403
Phillips 66 Company (B)	3.605	02-15-25	1,650,000	1,597,505
Southwestern Energy Company	5.700	01-23-25	3,750,000	3,712,500
The Williams Companies, Inc.	3.750	06-15-27	3,775,000	3,570,810
The Williams Companies, Inc.	3.900	01-15-25	1,650,000	1,611,588
Financials 19.8%				185,693,261
Banks 13.6%
Bank of America Corp. (1.197% to 10-24-25, then SOFR + 1.010%)	1.197	10-24-26	2,000,000	1,775,437
Bank of America Corp. (3.384% to 4-2-25, then SOFR + 1.330%)	3.384	04-02-26	4,000,000	3,808,898
Bank of America Corp.	3.950	04-21-25	9,400,000	9,186,777
Bank of America Corp.	4.200	08-26-24	3,300,000	3,253,757
Barclays PLC	4.375	09-11-24	3,150,000	3,067,949
Barclays PLC (7.325% to 11-2-25, then 1 Year CMT + 3.050%)	7.325	11-02-26	6,000,000	6,169,485
Citigroup, Inc. (0.981% to 5-1-24, then SOFR + 0.669%)	0.981	05-01-25	2,500,000	2,332,240
Citigroup, Inc. (3.352% to 4-24-24, then 3 month LIBOR + 0.897%)	3.352	04-24-25	7,000,000	6,769,175
Citigroup, Inc.	3.875	03-26-25	4,000,000	3,910,965
Citizens Bank NA (6.064% to 10-24-24, then SOFR + 1.450%)	6.064	10-24-25	2,000,000	2,022,098
Cooperatieve Rabobank UA	3.375	05-21-25	3,000,000	2,911,913
Fifth Third Bank NA (5.852% to 10-27-24, then SOFR + 1.230%)	5.852	10-27-25	5,000,000	5,040,335
HSBC Holdings PLC (0.976% to 5-24-24, then SOFR + 0.708%)	0.976	05-24-25	2,000,000	1,839,791
HSBC Holdings PLC	4.250	08-18-25	3,500,000	3,359,648
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%)	3.220	03-01-25	15,700,000	15,285,515
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (4.080% to 4-26-25, then SOFR + 1.320%)	4.080	04-26-26	3,250,000	$3,168,080
NatWest Markets PLC (B)	0.800	08-12-24	3,000,000	2,768,272
Regions Financial Corp.	2.250	05-18-25	4,500,000	4,211,690
Santander Holdings USA, Inc.	3.244	10-05-26	1,365,000	1,254,324
Santander Holdings USA, Inc.	3.450	06-02-25	2,000,000	1,902,479
Santander Holdings USA, Inc.	3.500	06-07-24	3,300,000	3,202,015
Santander UK Group Holdings PLC (6.833% to 11-21-25, then SOFR + 2.749%)	6.833	11-21-26	5,000,000	5,051,316
Societe Generale SA (B)	4.351	06-13-25	3,000,000	2,934,971
Synovus Financial Corp.	5.200	08-11-25	4,500,000	4,439,309
The PNC Financial Services Group, Inc. (5.671% to 10-28-24, then SOFR + 1.090%)	5.671	10-28-25	4,500,000	4,535,632
Truist Financial Corp. (5.900% to 10-28-25, then SOFR + 1.626%)	5.900	10-28-26	5,000,000	5,076,016
Wells Fargo & Company	3.000	02-19-25	15,900,000	15,304,982
Wells Fargo & Company	4.300	07-22-27	3,400,000	3,283,663
Capital markets 4.6%
Ares Capital Corp.	3.250	07-15-25	2,000,000	1,829,342
Ares Capital Corp.	4.200	06-10-24	5,165,000	5,007,022
Blackstone Private Credit Fund	2.350	11-22-24	3,176,000	2,927,166
Blackstone Private Credit Fund	2.700	01-15-25	437,000	406,451
Deutsche Bank AG	0.898	05-28-24	2,000,000	1,870,619
Deutsche Bank AG (1.447% to 4-1-24, then SOFR + 1.131%)	1.447	04-01-25	3,250,000	2,998,251
Morgan Stanley (3.620% to 4-17-24, then SOFR + 1.160%)	3.620	04-17-25	9,300,000	9,064,149
Morgan Stanley	3.875	01-27-26	4,500,000	4,360,175
Morgan Stanley (4.679% to 7-17-25, then SOFR + 1.669%)	4.679	07-17-26	4,000,000	3,954,492
The Goldman Sachs Group, Inc.	3.500	01-23-25	7,000,000	6,806,247
The Goldman Sachs Group, Inc.	3.500	04-01-25	3,750,000	3,628,805
Consumer finance 0.7%
Ally Financial, Inc.	5.800	05-01-25	1,600,000	1,606,604
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%)	1.343	12-06-24	955,000	911,179
Discover Financial Services	4.500	01-30-26	2,000,000	1,925,280
Enova International, Inc. (B)	8.500	09-15-25	2,000,000	1,840,000
Insurance 0.9%
Athene Global Funding (B)	1.200	10-13-23	1,725,000	1,656,707
Athene Global Funding (B)	2.500	01-14-25	2,750,000	2,579,999
Corebridge Financial, Inc. (B)	3.500	04-04-25	4,056,000	3,884,105
Liberty Mutual Group, Inc. (B)	4.250	06-15-23	575,000	569,936
10	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care 1.9%				$17,851,149
Biotechnology 0.5%
AbbVie, Inc.	2.600	11-21-24	1,800,000	1,724,121
AbbVie, Inc.	2.950	11-21-26	3,375,000	3,159,924
Health care equipment and supplies 0.2%
Varex Imaging Corp. (B)	7.875	10-15-27	1,705,000	1,678,336
Health care providers and services 0.8%
Centene Corp.	4.250	12-15-27	3,000,000	2,815,440
HCA, Inc.	5.250	06-15-26	2,000,000	1,984,131
HCA, Inc.	5.375	02-01-25	2,500,000	2,495,909
Pharmaceuticals 0.4%
Astrazeneca Finance LLC	0.700	05-28-24	2,550,000	2,400,708
Royalty Pharma PLC	0.750	09-02-23	1,650,000	1,592,580
Industrials 6.2%				58,038,577
Aerospace and defense 0.9%
DAE Funding LLC (B)	1.550	08-01-24	3,525,000	3,281,299
Howmet Aerospace, Inc.	6.875	05-01-25	63,000	64,358
The Boeing Company	1.950	02-01-24	1,185,000	1,140,087
The Boeing Company	2.196	02-04-26	3,000,000	2,727,046
The Boeing Company	4.875	05-01-25	1,380,000	1,367,200
Airlines 1.5%
Alaska Airlines 2020-1 Class B Pass Through Trust (B)	8.000	08-15-25	226,249	226,206
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	1,745,522	1,711,697
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	153,671	149,075
Delta Air Lines, Inc. (B)	4.500	10-20-25	3,000,000	2,922,609
Delta Air Lines, Inc. (B)	4.750	10-20-28	377,220	357,567
Delta Air Lines, Inc. (B)	7.000	05-01-25	3,400,000	3,464,559
Mileage Plus Holdings LLC (B)	6.500	06-20-27	2,850,000	2,835,722
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	350,313	310,012
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	136,512	136,005
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	2,244,168	2,254,239
Commercial services and supplies 0.5%
GFL Environmental, Inc. (B)	3.750	08-01-25	3,000,000	2,808,570
Prime Security Services Borrower LLC (B)	5.250	04-15-24	2,000,000	1,975,000
Construction and engineering 0.6%
Quanta Services, Inc.	0.950	10-01-24	1,318,000	1,206,983
Tutor Perini Corp. (B)	6.875	05-01-25	3,000,000	2,611,033
Williams Scotsman International, Inc. (B)	6.125	06-15-25	1,798,000	1,780,020
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Road and rail 0.6%
Avis Budget Car Rental LLC (B)	5.750	07-15-27	2,800,000	$2,589,745
Uber Technologies, Inc. (B)	7.500	05-15-25	2,500,000	2,515,148
Trading companies and distributors 1.9%
AerCap Ireland Capital DAC	2.450	10-29-26	4,000,000	3,517,182
AerCap Ireland Capital DAC	3.150	02-15-24	7,200,000	6,945,964
Air Lease Corp.	0.700	02-15-24	1,500,000	1,412,609
Ashtead Capital, Inc. (B)	1.500	08-12-26	835,000	714,981
Triton Container International, Ltd. (B)	0.800	08-01-23	2,570,000	2,475,783
Triton Container International, Ltd. (B)	1.150	06-07-24	3,000,000	2,770,305
Transportation infrastructure 0.2%
Adani Ports & Special Economic Zone, Ltd. (B)	3.375	07-24-24	1,875,000	1,767,573
Information technology 1.4%				13,066,594
IT services 0.3%
Sabre GLBL, Inc. (B)	7.375	09-01-25	3,340,000	3,181,350
Semiconductors and semiconductor equipment 0.5%
Microchip Technology, Inc.	0.972	02-15-24	2,150,000	2,034,268
Microchip Technology, Inc.	0.983	09-01-24	2,000,000	1,849,206
Renesas Electronics Corp. (B)	1.543	11-26-24	495,000	453,144
Software 0.5%
Oracle Corp.	5.800	11-10-25	1,567,000	1,605,076
VMware, Inc.	1.000	08-15-24	3,742,000	3,484,281
Technology hardware, storage and peripherals 0.1%
Dell International LLC	5.450	06-15-23	459,000	459,269
Materials 3.5%				33,523,717
Chemicals 0.3%
Braskem Finance, Ltd.	6.450	02-03-24	702,000	702,889
FS Luxembourg Sarl (B)	10.000	12-15-25	790,000	796,897
WR Grace Holdings LLC (B)	5.625	10-01-24	1,150,000	1,124,194
Construction materials 0.4%
Cemex SAB de CV (B)	7.375	06-05-27	3,875,000	3,938,938
Containers and packaging 0.7%
Ardagh Packaging Finance PLC (B)	4.125	08-15-26	2,075,000	1,826,000
Can-Pack SA (B)	3.125	11-01-25	935,000	804,100
Graphic Packaging International LLC (B)	0.821	04-15-24	4,075,000	3,801,748
Trident TPI Holdings, Inc. (B)	9.250	08-01-24	875,000	835,845
Metals and mining 2.1%
Anglo American Capital PLC (B)	3.625	09-11-24	3,150,000	3,051,088
Anglo American Capital PLC (B)	4.875	05-14-25	489,000	479,804
Arconic Corp. (B)	6.000	05-15-25	1,569,000	1,545,356
Arconic Corp. (B)	6.125	02-15-28	1,538,000	1,444,105
12	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
First Quantum Minerals, Ltd. (B)	6.500	03-01-24	2,700,000	$2,659,537
First Quantum Minerals, Ltd. (B)	6.875	10-15-27	2,150,000	2,047,920
First Quantum Minerals, Ltd. (B)	7.500	04-01-25	1,000,000	985,295
Freeport-McMoRan, Inc.	4.550	11-14-24	5,050,000	4,989,476
Hudbay Minerals, Inc. (B)	4.500	04-01-26	2,750,000	2,490,525
Real estate 2.0%				18,739,395
Equity real estate investment trusts 2.0%
American Tower Corp.	1.600	04-15-26	3,000,000	2,664,019
GLP Capital LP	5.250	06-01-25	3,700,000	3,623,593
Host Hotels & Resorts LP	3.875	04-01-24	3,625,000	3,532,929
Host Hotels & Resorts LP	4.000	06-15-25	1,300,000	1,244,573
SBA Tower Trust (B)	2.836	01-15-25	1,200,000	1,130,042
VICI Properties LP (B)	3.500	02-15-25	3,000,000	2,823,516
VICI Properties LP (B)	4.250	12-01-26	4,000,000	3,720,723
Utilities 2.1%				19,565,063
Electric utilities 1.4%
FirstEnergy Corp.	2.050	03-01-25	2,000,000	1,845,431
Israel Electric Corp., Ltd. (B)	5.000	11-12-24	2,200,000	2,169,721
NRG Energy, Inc. (B)	3.750	06-15-24	3,440,000	3,324,536
Vistra Operations Company LLC (B)	3.550	07-15-24	1,500,000	1,438,171
Vistra Operations Company LLC (B)	5.000	07-31-27	1,725,000	1,619,213
Vistra Operations Company LLC (B)	5.125	05-13-25	3,000,000	2,922,355
Gas utilities 0.5%
AmeriGas Partners LP	5.500	05-20-25	3,000,000	2,910,000
AmeriGas Partners LP	5.875	08-20-26	1,500,000	1,428,750
Multi-utilities 0.2%

CenterPoint Energy, Inc.	2.500	09-01-24	2,000,000	1,906,886
Municipal bonds 0.1%				$1,257,299
(Cost $1,273,904)
Central Plains Energy Project (Nebraska)	5.000	03-01-50	1,000,000	1,009,229

State Public School Building Authority (Pennsylvania)	2.616	04-01-23	250,000	248,070
Term loans (C) 2.3%				$21,577,436
(Cost $22,598,557)
Communication services 0.3%				3,227,697
Interactive media and services 0.1%
Arches Buyer, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	7.321	12-06-27	1,127,000	1,022,516
Media 0.2%
Virgin Media Bristol LLC, USD Term Loan N (1 month LIBOR + 2.500%)	6.373	01-31-28	2,265,000	2,205,181
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 0.4%				$3,389,955
Auto components 0.2%
Dealer Tire LLC, 2020 Term Loan B (1 month LIBOR + 4.250%)	8.321	12-12-25	1,542,247	1,519,885
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd., Term Loan (6 month LIBOR + 5.000%)	8.566	07-31-26	1,465,119	1,441,003
Hotels, restaurants and leisure 0.0%
Fertitta Entertainment LLC, Initial Term Loan B (1 month CME Term SOFR + 4.000%)	6.327	01-27-29	100	95
Household durables 0.0%
Hunter Douglas, Inc., Tranche B-1 Term Loan (3 month CME Term SOFR + 3.500%)	7.859	02-26-29	492,765	428,972
Industrials 0.5%				4,897,569
Commercial services and supplies 0.5%
Cimpress USA, Inc., USD Term Loan B (1 month LIBOR + 3.500%)	7.571	05-17-28	2,468,750	2,166,328
TTF Holdings LLC, Initial Term Loan (1 month LIBOR + 4.000%)	8.125	03-31-28	2,467,791	2,430,774
Professional services 0.0%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	7.625	06-02-28	365,310	300,467
Information technology 0.5%				4,446,880
IT services 0.2%
Virtusa Corp., First Lien Term Loan B (1 month LIBOR + 3.750%)	7.821	02-11-28	1,758,225	1,702,190
Software 0.3%
Boxer Parent Company, Inc., 2021 USD Term Loan (1 month LIBOR + 3.750%)	7.821	10-02-25	1,724,424	1,651,792
Cornerstone OnDemand, Inc., 1st Lien Initial Term Loan (1 month LIBOR + 3.750%)	7.821	10-16-28	1,223,850	1,092,898
Materials 0.6%				5,615,335
Chemicals 0.4%
INEOS US Petrochem LLC, 2026 Tranche B Dollar Term Loan (1 month LIBOR + 2.750%)	6.821	01-29-26	2,271,250	2,231,503
LSF11 Skycraper Holdco SARL, USD Facility B3 (3 month LIBOR + 3.500%)	7.174	09-29-27	2,034,218	1,983,363
Containers and packaging 0.2%
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month CME Term SOFR + 4.175%)	8.361	04-13-29	96,758	93,276
14	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Pactiv Evergreen Group Holdings, Inc., 2020 Term Loan B2 (1 month LIBOR + 3.250%)	7.321	02-05-26	1,129,875	$1,112,317

Pactiv Evergreen Group Holdings, Inc., 2020 Term Loan B3 (1 month LIBOR + 3.250%)	7.321	09-24-28	198,000	194,876
Collateralized mortgage obligations 3.0%				$28,486,947
(Cost $29,609,889)
Commercial and residential 1.9%				18,268,544
Angel Oak Mortgage Trust I LLC
Series 2018-3, Class A2 (B)(D)	3.751	09-25-48	2,617	2,601
Arroyo Mortgage Trust
Series 2019-1, Class A1 (B)(D)	3.805	01-25-49	118,943	109,300
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (B)(E)	4.846	03-15-37	250,000	227,500
BBCMS Trust
Series 2015-MSQ, Class D (B)(D)	4.123	09-15-32	175,000	174,483
Bellemeade Re, Ltd.
Series 2021-2A, Class M1A (1 month SOFR + 1.200%) (B)(E)	4.747	06-25-31	1,943,241	1,910,143
Benchmark Mortgage Trust
Series 2021-B25, Class A1	0.623	04-15-54	1,161,926	1,065,137
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (B)(E)	5.564	05-15-39	447,000	432,736
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (B)(E)	6.113	05-15-39	167,000	159,479
BX Commercial Mortgage Trust
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (B)(E)	4.726	11-15-38	378,000	362,467
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(E)	5.623	12-15-37	99,000	95,028
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (B)(E)	6.423	12-15-37	100,000	93,906
COLT Mortgage Loan Trust
Series 2020-2, Class A1 (B)(D)	1.853	03-25-65	39,484	38,561
Series 2020-3, Class A1 (B)(D)	1.506	04-27-65	107,957	101,292
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(E)	5.475	05-15-36	653,000	631,589
Series 2020-NET, Class A (B)	2.257	08-15-37	1,410,271	1,259,960
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (B)(E)	6.283	08-15-39	1,192,000	1,180,051
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (B)(E)	4.923	05-15-36	250,000	243,204
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(E)	5.223	05-15-36	250,000	242,430
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Life Mortgage Trust
Series 2021-BMR, Class C (1 month LIBOR + 1.100%) (B)(E)	4.975	03-15-38	1,975,770	$1,861,793
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (B)(D)	3.500	10-25-59	236,127	216,950
Radnor RE, Ltd.
Series 2021-1, Class M1A (1 month SOFR + 1.650%) (B)(E)	5.197	12-27-33	652,122	650,214
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (B)(E)	4.795	01-15-39	1,268,000	1,216,342
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (B)(D)	2.275	02-25-50	8,717	8,341
Towd Point Mortgage Trust
Series 2018-3, Class A1 (B)(D)	3.750	05-25-58	44,271	41,705
Series 2018-4, Class A1 (B)(D)	3.000	06-25-58	110,496	100,463
Series 2021-SJ2, Class A1A (B)(D)	2.250	03-25-59	1,325,934	1,214,968
TPGI Trust
Series 2021-DGWD, Class C (1 month LIBOR + 1.150%) (B)(E)	5.030	06-15-26	2,000,000	1,876,742
VASA Trust
Series 2021-VASA, Class D (1 month LIBOR + 2.100%) (B)(E)	5.975	04-15-60	3,000,000	2,751,159
U.S. Government Agency 1.1%				10,218,403
Federal Home Loan Mortgage Corp.
Series 2021-DNA2, Class M1 (1 month SOFR + 0.800%) (B)(E)	4.321	08-25-33	201,451	200,852
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%) (B)(E)	5.047	10-25-41	2,425,000	2,267,561
Series 2021-HQA1, Class M1 (1 month SOFR + 0.700%) (B)(E)	4.221	08-25-33	95,823	95,315
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (B)(E)	4.521	01-25-42	587,586	568,013
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (B)(E)	4.821	02-25-42	406,469	398,868
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (B)(E)	5.921	02-25-42	577,000	542,022
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (B)(E)	5.521	04-25-42	556,756	549,555
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (B)(E)	5.747	05-25-42	424,992	422,079
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (B)(E)	6.897	05-25-42	523,000	512,540
Series 2022-HQA3, Class M1A (1 month SOFR + 2.300%) (B)(E)	5.821	08-25-42	1,159,595	1,146,784
Series 237, Class F23 (1 month LIBOR + 0.400%) (E)	4.273	05-15-36	65,379	66,314
Series 2412, Class OF (1 month LIBOR + 0.950%) (E)	4.823	12-15-31	59,743	60,170
16	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2526, Class FV (1 month LIBOR + 0.400%) (E)	4.273	04-15-27	32,290	$32,078
Series 3540, Class KF (1 month LIBOR + 1.050%) (E)	4.923	11-15-36	91,424	92,546
Series 4508, Class CF (1 month LIBOR + 0.400%) (E)	4.273	09-15-45	81,996	80,552
Series 4606, Class FB (1 month LIBOR + 0.500%) (E)	4.373	08-15-46	91,647	89,482
Series 4620, Class LF (1 month LIBOR + 0.400%) (E)	4.273	10-15-46	66,563	64,367
Federal National Mortgage Association
Series 2003-135, Class FL (1 month LIBOR + 0.600%) (E)	4.616	01-25-34	215,367	214,579
Series 2003-7, Class FA (1 month LIBOR + 0.750%) (E)	4.766	02-25-33	86,343	86,394
Series 2006-104, Class FG (1 month LIBOR + 0.400%) (E)	4.416	11-25-36	79,101	78,024
Series 2006-126, Class CF (1 month LIBOR + 0.300%) (E)	4.316	01-25-37	97,726	95,783
Series 2006-62, Class FP (1 month LIBOR + 0.250%) (E)	4.266	07-25-36	76,425	75,041
Series 2009-33, Class FB (1 month LIBOR + 0.820%) (E)	4.836	03-25-37	85,397	85,611
Series 2010-107, Class KF (1 month LIBOR + 0.400%) (E)	3.047	03-25-36	55,555	54,067
Series 2010-123, Class FK (1 month LIBOR + 0.450%) (E)	4.466	11-25-40	70,823	69,442
Series 2010-141, Class FB (1 month LIBOR + 0.470%) (E)	4.486	12-25-40	129,135	126,968
Series 2012-2, Class FA (1 month LIBOR + 0.500%) (E)	4.516	02-25-42	34,442	33,910
Series 2014-73, Class FA (1 month LIBOR + 0.350%) (E)	4.366	11-25-44	153,825	149,698
Series 2016-100, Class AF (1 month LIBOR + 0.500%) (E)	4.268	01-25-47	287,387	282,328
Series 2016-40, Class AF (1 month LIBOR + 0.450%) (E)	3.250	07-25-46	147,621	143,988

Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%) (B)(E)	6.271	05-25-42	1,533,472	1,533,472
Asset backed securities 15.8%				$147,774,312
(Cost $153,791,700)
Asset backed securities 15.8%				147,774,312
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-20-30	2,000,000	1,811,634
Aimco CLO, Ltd.
Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) (B)(E)	6.764	01-17-32	3,750,000	3,409,811
American Tower Trust
Series 2013, Class 2A (B)	3.070	03-15-48	500,000	495,639
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Amur Equipment Finance Receivables IX LLC
Series 2021-1A, Class D (B)	2.300	11-22-27	4,000,000	$3,612,551
Amur Equipment Finance Receivables VII LLC
Series 2019-1A, Class A2 (B)	2.630	06-20-24	15,613	15,582
Amur Equipment Finance Receivables XI LLC
Series 2022-2A, Class A2 (B)	5.300	06-21-28	1,000,000	988,305
Applebee’s Funding LLC
Series 2019-1A, Class A2I (B)	4.194	06-05-49	2,341,350	2,215,882
Arm Master Trust LLC
Series 2022-T1, Class A (B)	4.400	06-16-25	1,640,000	1,634,410
Barings Middle Market CLO, Ltd.
Series 2017-1A, Class XR (3 month LIBOR + 1.250%) (B)(E)	5.493	01-20-34	3,142,857	3,058,471
BHG Securitization Trust
Series 2021-A, Class A (B)	1.420	11-17-33	2,568,177	2,377,442
BRAVO Residential Funding Trust
Series 2021-HE1, Class A1 (1 month SOFR + 0.750%) (B)(E)	4.297	01-25-70	1,491,151	1,463,599
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (B)	3.280	09-26-33	5,020,102	4,719,482
CarMax Auto Owner Trust
Series 2021-2, Class A4	0.810	12-15-26	1,143,000	1,038,531
Series 2022-4, Class A3	5.340	08-16-27	3,000,000	3,015,241
CARS-DB4 LP
Series 2020-1A, Class A1 (B)	2.690	02-15-50	982,894	917,888
CARS-DB5 LP
Series 2021-1A, Class A3 (B)	1.920	08-15-51	3,507,610	3,033,077
Chase Auto Credit Linked Notes
Series 2020-1, Class C (B)	1.389	01-25-28	168,192	165,452
Series 2021-1, Class B (B)	0.875	09-25-28	1,159,642	1,117,228
Series 2021-2, Class B (B)	0.889	12-26-28	916,520	879,109
Series 2021-3, Class D (B)	1.009	02-26-29	864,017	807,426
Chesapeake Funding II LLC
Series 2020-1A, Class A1 (B)	0.870	08-16-32	94,201	92,385
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	3,678,875	3,150,335
CNH Equipment Trust
Series 2022-B, Class A3	3.890	08-16-27	2,510,000	2,423,985
Series 2022-C, Class A3	5.150	04-17-28	2,000,000	1,998,680
Crossroads Asset Trust
Series 2021-A, Class D (B)	2.520	01-20-26	1,922,000	1,801,044
DLLAA LLC
Series 2021-1A, Class A3 (B)	0.670	04-17-26	5,000,000	4,689,187
Eaton Vance CLO, Ltd.
Series 2020-2A, Class CR (3 month LIBOR + 2.100%) (B)(E)	6.179	01-15-35	3,000,000	2,697,345
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (1 month LIBOR + 1.000%) (B)(E)	5.044	07-25-69	342,700	332,790
18	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class C (B)	3.310	03-25-30	677,512	$640,002
Series 2019-A, Class A (B)	2.610	01-25-34	464,574	430,463
Encina Equipment Finance LLC
Series 2021-1A, Class C (B)	1.390	06-15-27	500,000	466,547
Exeter Automobile Receivables Trust
Series 2021-1A, Class C	0.740	01-15-26	1,881,185	1,834,895
ExteNet LLC
Series 2019-1A, Class C (B)	5.219	07-26-49	3,000,000	2,793,554
First Investors Auto Owner Trust
Series 2021-1A, Class C (B)	1.170	03-15-27	1,640,000	1,546,040
Five Guys Funding LLC
Series 2017-1A, Class A2 (B)	4.600	07-25-47	549,050	516,417
Flagship Credit Auto Trust
Series 2018-2, Class D (B)	4.230	09-16-24	508,369	506,304
Ford Credit Auto Owner Trust
Series 2022-D, Class A3	5.270	05-17-27	3,000,000	3,010,478
GM Financial Consumer Automobile Receivables Trust
Series 2021-2, Class A4	0.820	10-16-26	449,000	409,339
Golub Capital Partners CLO, Ltd.
Series 2019-40A, Class BR (3 month LIBOR + 1.700%) (B)(E)	6.058	01-25-32	3,000,000	2,875,929
GreatAmerica Leasing Receivables Funding LLC
Series 2022-1, Class A4 (B)	5.350	07-16-29	2,000,000	1,999,344
HalseyPoint CLO III, Ltd.
Series 2020-3A, Class D1 (3 month LIBOR + 4.250%) (B)(E)	8.665	11-30-32	1,000,000	960,277
Hilton Grand Vacations Trust
Series 2017-AA, Class A (B)	2.660	12-26-28	684,561	671,766
Honda Auto Receivables Owner Trust
Series 2022-2, Class A3	3.730	07-20-26	2,385,000	2,326,765
HPEFS Equipment Trust
Series 2020-1A, Class C (B)	2.030	02-20-30	618,813	616,961
Series 2021-2A, Class D (B)	1.290	03-20-29	2,240,000	2,061,939
Series 2022-3A, Class A3 (B)	5.430	08-20-29	4,500,000	4,501,940
Hyundai Auto Receivables Trust
Series 2021-A, Class A4	0.620	05-17-27	755,000	695,872
Series 2022-C, Class A3	5.390	06-15-27	4,000,000	4,029,182
John Deere Owner Trust
Series 2022-C, Class A3	5.090	06-15-27	2,000,000	2,003,678
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (B)	2.730	10-25-48	795,241	771,259
Libra Solutions LLC
Series 2022-2A, Class A (B)	6.850	10-15-34	1,671,480	1,661,098
MMAF Equipment Finance LLC
Series 2021-A, Class A3 (B)	0.560	06-13-28	2,000,000	1,863,099
Series 2022-B, Class A3 (B)	5.610	07-10-28	5,000,000	5,054,141
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Mountain View CLO, Ltd.
Series 2014-1A, Class CRR (3 month LIBOR + 2.000%) (B)(E)	6.079	10-15-26	532,931	$528,986
MVW LLC
Series 2020-1A, Class D (B)	7.140	10-20-37	2,319,059	2,207,160
Series 2022-2A, Class A (B)	6.110	10-21-41	1,759,000	1,778,120
MVW Owner Trust
Series 2018-1A, Class A (B)	3.450	01-21-36	3,586,834	3,467,122
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) (B)(E)	5.473	10-15-31	249,000	245,049
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class CRR (3 month LIBOR + 1.900%) (B)(E)	5.979	07-15-34	500,000	467,554
NMEF Funding LLC
Series 2022-B, Class A2 (B)	6.070	06-15-29	1,250,000	1,247,940
Oasis Securitization Funding LLC
Series 2021-1A, Class A (B)	2.579	02-15-33	268,166	263,683
Series 2021-2A, Class A (B)	2.143	10-15-33	1,454,886	1,414,372
Oxford Finance Funding LLC
Series 2020-1A, Class A2 (B)	3.101	02-15-28	1,006,895	994,804
OZLM XII, Ltd.
Series 2015-12A, Class BR (3 month LIBOR + 2.050%) (B)(E)	6.465	04-30-27	3,525,000	3,443,742
Parallel, Ltd.
Series 2020-1A, Class CR (3 month LIBOR + 3.400%) (B)(E)	7.643	07-20-34	1,000,000	911,453
PFS Financing Corp.
Series 2022-C, Class A (B)	3.890	05-15-27	5,500,000	5,260,860
Santander Bank Auto Credit Linked Notes
Series 2021-1A, Class B (B)	1.833	12-15-31	499,669	479,492
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (B)	2.510	01-26-32	2,980,000	2,798,234
SCF Equipment Leasing LLC
Series 2022-2A, Class A3 (B)	6.500	10-21-30	4,000,000	4,044,510
SMB Private Education Loan Trust
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (B)(E)	4.623	10-15-35	385,115	379,382
STAR Trust
Series 2021-SFR1, Class A (1 month LIBOR + 0.600%) (B)(E)	4.504	04-17-38	3,089,986	2,953,426
Stratus CLO, Ltd.
Series 2021-1A, Class B (3 month LIBOR + 1.400%) (B)(E)	5.643	12-29-29	3,000,000	2,875,791
Taco Bell Funding LLC
Series 2016-1A, Class A23 (B)	4.970	05-25-46	1,594,688	1,530,755
Tidewater Auto Receivables Trust
Series 2020-AA, Class C (B)	1.910	09-15-26	782,087	773,944
Towd Point HE Trust
Series 2021-HE1, Class A1 (B)(D)	0.918	12-31-99	884,735	825,006
20	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Toyota Auto Receivables Owner Trust
Series 2022-A, Class A3	1.230	06-15-26	555,000	$524,165
Series 2022-C, Class A3	3.760	04-15-27	1,160,000	1,129,291
Series 2022-D, Class A3	5.300	09-15-27	4,000,000	4,035,222
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	4,079,167	3,466,405
Verizon Owner Trust
Series 2020-B, Class A	0.470	02-20-25	233,161	228,877
Wellfleet CLO, Ltd.
Series 2017-1A, Class A1RR (3 month LIBOR + 0.890%) (B)(E)	5.133	04-20-29	965,210	953,127
Willis Engine Structured Trust V
Series 2020-A, Class C (B)	6.657	03-15-45	641,037	336,040

	Par value^	Value
Escrow certificates 0.0%		$252
(Cost $0)
LSC Communications, Inc. (B)(F)	400,000	252

	Yield (%)	Shares	Value
Short-term investments 1.4%			$12,743,128
(Cost $12,743,128)
Short-term funds 1.4%			12,743,128
Federated Government Obligations Fund, Institutional Class	3.5900(G)	12,743,128	12,743,128

Total investments (Cost $961,376,086) 100.0%	$938,342,325
Other assets and liabilities, net 0.0%	100,409
Total net assets 100.0%	$938,442,734

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $312,108,880 or 33.3% of the fund’s net assets as of 11-30-22.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	21

(F)	Non-income producing security.
(G)	The rate shown is the annualized seven-day yield as of 11-30-22.
At 11-30-22, the aggregate cost of investments for federal income tax purposes was $967,490,523. Net unrealized depreciation aggregated to $29,148,198, of which $2,711,199 related to gross unrealized appreciation and $31,859,397 related to gross unrealized depreciation.
22	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $961,376,086)	$938,342,325
Cash	152,842
Interest receivable	6,836,838
Receivable for fund shares sold	2,318,227
Receivable for investments sold	2,892,180
Other assets	112,267
Total assets	950,654,679
Liabilities
Payable for investments purchased	6,569,824
Payable for delayed delivery securities purchased	4,690,000
Payable for fund shares repurchased	823,768
Payable to affiliates
Accounting and legal services fees	29,951
Transfer agent fees	9,876
Trustees’ fees	24
Other liabilities and accrued expenses	88,502
Total liabilities	12,211,945
Net assets	$938,442,734
Net assets consist of
Paid-in capital	$980,748,168
Total distributable earnings (loss)	(42,305,434)
Net assets	$938,442,734

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($49,883,595 ÷ 5,415,849 shares)[1]	$9.21
Class C ($1,356,957 ÷ 147,207 shares)[1]	$9.22
Class I ($46,562,867 ÷ 5,054,760 shares)	$9.21
Class R6 ($20,072,613 ÷ 2,178,476 shares)	$9.21
Class NAV ($820,566,702 ÷ 89,101,150 shares)	$9.21
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$9.42

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	23

STATEMENT OF OPERATIONS For the six months ended 11-30-22 (unaudited)

Investment income
Interest	$10,454,090
Expenses
Investment management fees	624,740
Distribution and service fees	48,925
Accounting and legal services fees	42,277
Transfer agent fees	43,344
Trustees’ fees	4,319
Custodian fees	63,265
State registration fees	34,468
Printing and postage	10,078
Professional fees	44,224
Other	24,280
Total expenses	939,920
Less expense reductions	(21,591)
Net expenses	918,329
Net investment income	9,535,761
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(7,919,194)
(7,919,194)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	277,689
277,689
Net realized and unrealized loss	(7,641,505)
Increase in net assets from operations	$1,894,256
24	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-22 (unaudited)	Year ended 5-31-22
Increase (decrease) in net assets
From operations
Net investment income	$9,535,761	$10,745,071
Net realized loss	(7,919,194)	(1,532,381)
Change in net unrealized appreciation (depreciation)	277,689	(25,520,811)
Increase (decrease) in net assets resulting from operations	1,894,256	(16,308,121)
Distributions to shareholders
From earnings
Class A	(622,043)	(211,869)
Class C	(15,483)	(10,292)
Class I	(688,835)	(796,327)
Class R6	(207,329)	(21,835)
Class NAV	(10,229,328)	(15,977,044)
Total distributions	(11,763,018)	(17,017,367)
From fund share transactions	439,988,429	1,660,774
Total increase (decrease)	430,119,667	(31,664,714)
Net assets
Beginning of period	508,323,067	539,987,781
End of period	$938,442,734	$508,323,067
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	25

Financial highlights
CLASS A SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.47	$10.06	$9.90	$10.00
Net investment income[3]	0.13	0.16	0.18	0.18
Net realized and unrealized gain (loss) on investments	(0.23)	(0.48)	0.25	(0.03)
Total from investment operations	(0.10)	(0.32)	0.43	0.15
Less distributions
From net investment income	(0.16)	(0.26)	(0.27)	(0.25)
From net realized gain	—	(0.01)	—	—
Total distributions	(0.16)	(0.27)	(0.27)	(0.25)
Net asset value, end of period	$9.21	$9.47	$10.06	$9.90
Total return (%)[4,5]	(1.03)[6]	(3.29)	4.39	1.56[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$50	$16	$6	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65[7]	0.65	0.72	0.84[7]
Expenses including reductions	0.64[7]	0.64	0.65	0.65[7]
Net investment income	2.85[7]	1.60	1.80	2.03[7]
Portfolio turnover (%)	44	49	55	58

[1]	Six months ended 11-30-22. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
26	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.48	$10.07	$9.90	$10.00
Net investment income[3]	0.09	0.08	0.11	0.13
Net realized and unrealized gain (loss) on investments	(0.22)	(0.47)	0.26	(0.04)
Total from investment operations	(0.13)	(0.39)	0.37	0.09
Less distributions
From net investment income	(0.13)	(0.19)	(0.20)	(0.19)
From net realized gain	—	(0.01)	—	—
Total distributions	(0.13)	(0.20)	(0.20)	(0.19)
Net asset value, end of period	$9.22	$9.48	$10.07	$9.90
Total return (%)[4,5]	(1.40)[6]	(3.91)	3.61	0.90[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40[8]	1.40	1.47	1.59[8]
Expenses including reductions	1.39[8]	1.39	1.40	1.40[8]
Net investment income	2.03[8]	0.84	1.07	1.47[8]
Portfolio turnover (%)	44	49	55	58

[1]	Six months ended 11-30-22. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	27

CLASS I SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.47	$10.06	$9.90	$10.00
Net investment income[3]	0.14	0.18	0.20	0.18
Net realized and unrealized gain (loss) on investments	(0.23)	(0.48)	0.25	(0.01)
Total from investment operations	(0.09)	(0.30)	0.45	0.17
Less distributions
From net investment income	(0.17)	(0.28)	(0.29)	(0.27)
From net realized gain	—	(0.01)	—	—
Total distributions	(0.17)	(0.29)	(0.29)	(0.27)
Net asset value, end of period	$9.21	$9.47	$10.06	$9.90
Total return (%)[4]	(0.90)[5]	(3.04)	4.64	1.75[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$47	$25	$25	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.40[6]	0.40	0.47	0.60[6]
Expenses including reductions	0.39[6]	0.39	0.40	0.40[6]
Net investment income	3.03[6]	1.82	1.99	2.04[6]
Portfolio turnover (%)	44	49	55	58

[1]	Six months ended 11-30-22. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
28	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.47	$10.06	$9.90	$10.00
Net investment income[3]	0.15	0.19	0.22	0.20
Net realized and unrealized gain (loss) on investments	(0.23)	(0.48)	0.25	(0.01)
Total from investment operations	(0.08)	(0.29)	0.47	0.19
Less distributions
From net investment income	(0.18)	(0.29)	(0.31)	(0.29)
From net realized gain	—	(0.01)	—	—
Total distributions	(0.18)	(0.30)	(0.31)	(0.29)
Net asset value, end of period	$9.21	$9.47	$10.06	$9.90
Total return (%)[4]	(0.86)[5]	(2.94)	4.76	1.88[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$2	$1	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.29[7]	0.30	0.37	0.48[7]
Expenses including reductions	0.29[7]	0.29	0.29	0.29[7]
Net investment income	3.25[7]	1.97	2.18	2.32[7]
Portfolio turnover (%)	44	49	55	58

[1]	Six months ended 11-30-22. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	29

CLASS NAV SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.47	$10.06	$9.90	$10.00
Net investment income[3]	0.15	0.19	0.22	0.23
Net realized and unrealized gain (loss) on investments	(0.23)	(0.47)	0.25	(0.04)
Total from investment operations	(0.08)	(0.28)	0.47	0.19
Less distributions
From net investment income	(0.18)	(0.30)	(0.31)	(0.29)
From net realized gain	—	(0.01)	—	—
Total distributions	(0.18)	(0.31)	(0.31)	(0.29)
Net asset value, end of period	$9.21	$9.47	$10.06	$9.90
Total return (%)[4]	(0.85)[5]	(2.93)	4.76	1.88[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$821	$465	$508	$158
Ratios (as a percentage of average net assets):
Expenses before reductions	0.28[6]	0.29	0.36	0.47[6]
Expenses including reductions	0.28[6]	0.28	0.29	0.29[6]
Net investment income	3.21[6]	1.94	2.18	2.69[6]
Portfolio turnover (%)	44	49	55	58

[1]	Six months ended 11-30-22. Unaudited.
[2]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
30	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Short Duration Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	31

market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$238,104,468	—	$238,104,468	—
Corporate bonds	488,398,483	—	488,398,483	—
Municipal bonds	1,257,299	—	1,257,299	—
Term loans	21,577,436	—	21,577,436	—
Collateralized mortgage obligations	28,486,947	—	28,486,947	—
Asset backed securities	147,774,312	—	147,774,312	—
Escrow certificates	252	—	252	—
Short-term investments	12,743,128	$12,743,128	—	—
Total investments in securities	$938,342,325	$12,743,128	$925,599,197	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a
32	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT

term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	33

based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2022 were $2,207.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2022, the fund has a short-term capital loss carryforward of $1,426,079 and a long-term capital loss carryforward of $2,350,777 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
34	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.220% of the first $250 million of the fund’s average daily net assets; and (b) 0.200% of the fund’s average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.29% of average daily net assets of the fund and expenses of Class A, Class C, Class I, and Class R6 shares exceed 0.65%, 1.40%, 0.40%, and 0.29%, respectively, of average daily net assets attributable to the class. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. Expenses of Class A, Class C, Class I, and Class R6 shares means all expenses of the fund attributable to the applicable class plus class-specific expenses. Each agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,036
Class C	33
Class I	1,311
Class	Expense reduction
Class R6	$249
Class NAV	18,962
Total	$21,591

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2022, were equivalent to a net annual effective rate of 0.20% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	35

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $28,819 for the six months ended November 30, 2022. Of this amount, $4,732 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $24,087 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2022, CDSCs received by the Distributor amounted to $2,651 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$43,385	$20,589
Class C	5,540	658
Class I	—	21,584
Class R6	—	513
Total	$48,925	$43,344
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
36	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$21,000,000	1	2.980%	$1,738
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2022 and for the year ended May 31, 2022 were as follows:
	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,453,638	$50,497,757	1,621,138	$15,635,016
Distributions reinvested	67,435	621,630	21,429	210,019
Repurchased	(1,751,031)	(16,176,368)	(623,283)	(6,086,370)
Net increase	3,770,042	$34,943,019	1,019,284	$9,758,665
Class C shares
Sold	98,953	$920,266	102,869	$1,002,703
Distributions reinvested	1,677	15,483	1,045	10,277
Repurchased	(38,516)	(356,712)	(70,747)	(699,852)
Net increase	62,114	$579,037	33,167	$313,128
Class I shares
Sold	4,252,472	$39,268,447	2,808,242	$27,606,843
Distributions reinvested	74,643	688,825	80,996	796,319
Repurchased	(1,931,270)	(17,859,561)	(2,707,864)	(26,451,782)
Net increase	2,395,845	$22,097,711	181,374	$1,951,380
Class R6 shares
Sold	2,101,236	$19,443,883	177,303	$1,691,931
Distributions reinvested	22,507	207,329	2,232	21,835
Repurchased	(179,703)	(1,651,207)	(560)	(5,561)
Net increase	1,944,040	$18,000,005	178,975	$1,708,205
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	37

	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	43,956,525	$400,634,978	4,919,107	$49,198,357
Distributions reinvested	1,108,228	10,229,328	1,623,422	15,977,044
Repurchased	(5,015,734)	(46,495,649)	(7,955,051)	(77,246,005)
Net increase (decrease)	40,049,019	$364,368,657	(1,412,522)	$(12,070,604)
Total net increase	48,221,060	$439,988,429	278	$1,660,774
Affiliates of the fund owned 5% and 100% of shares of Class R6 and Class NAV, respectively, on November 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $341,471,459 and $83,454,279, respectively, for the six months ended November 30, 2022. Purchases and sales of U.S. Treasury obligations aggregated $364,417,980 and $188,821,033, respectively, for the six months ended November 30, 2022.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2022, funds within the John Hancock group of funds complex held 87.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	26.5%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	15.6%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	13.1%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	10.6%
Note 8—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication
38	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT

cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 10—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	39

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	616,518,318.324	22,346,753.662
Noni L. Ellison	617,240,759.341	21,624,312.645
Dean C. Garfield	616,232,946.892	22,632,125.094
Patricia Lizarraga	617,683,558.095	21,181,513.891
Frances G. Rathke	614,483,486.147	24,381,585.839

Non-Independent Trustees
Andrew G. Arnott	615,231,800.904	23,633,271.082
Marianne Harrison	615,166,431.221	23,698,640.765
Paul Lorentz	615,997,259.581	22,867,812.405
40	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Short Duration Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	41

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
42	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the one-year period ended December 31, 2021 and for the period from July 31, 2019 through December 31, 2021. The Board took into account management’s discussion of the fund’s performance, including favorable performance relative to the benchmark index and peer group median for the one-year period and the period from July 31, 2019 through December 31, 2021. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	43

Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
44	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	45

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
46	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*,#
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Connor Minnaar, CFA
Pranay Sonalkar
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
# Mr. Burgess is retiring effective December 31, 2022.
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	47

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Short Duration Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2630398	472SA 11/22
1/2023

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not Applicable

Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a)The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N- CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter"

ITEM 11. CONTROLS AND PROCEDURES.

a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 6, 2023
By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date:	January 6, 2023